                                         As filed with the Securities and Exchange Commission on January 31, 2013
Registration No. 033-37959
 Investment Company Act Registration No. 811-06221

SECURITIES AND EXCHANGE COMMISSION
Washington D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☒
Pre-Effective Amendment No.
Post-Effective Amendment No.	29	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 30 ☒ (Check appropriate box or boxes.)
BRANDYWINE BLUE FUND, INC. (Exact Name of Registrant as Specified in Charter)

P.O. Box 4166
Greenville, Delaware	19807
(Address of Principal Executive Offices)	(Zip Code)

(302) 656-3017 (Registrant’s Telephone Number, including Area Code)

Copy to:
Richard L. Teigen
William F. D’Alonzo	Foley & Lardner LLP
P.O. Box 4166	777 East Wisconsin Avenue
Greenville, Delaware 19807	Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing become effective (check appropriate box):

☐           immediately upon filing pursuant to paragraph (b)

☒           on January 31, 2013 pursuant to paragraph (b)

☐           60 days after filing pursuant to paragraph (a) (1)

☐           on (date) pursuant to paragraph (a) (1)

☐           75 days after filing pursuant to paragraph (a) (2)

☐           on (date) pursuant to paragraph (a) (2), of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus	January 31, 2013

Trading Symbol: BRWIX

Trading Symbol: BLUEX

“Never invest in the stock market -- invest in individual businesses.”

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

Table of Contents

Summary Section
Brandywine Fund	1
Brandywine Blue Fund	4
Investment Objectives, Strategies and Risks	6
Disclosure of Portfolio Holdings	7
Management of the Funds	7
Determining Net Asset Value	8
About Our Minimum Requirements for Initial Investment	8
Investing with Brandywine Funds	8
Dividends, Distributions and Taxes	14
Shareholder Statements and Reports	16
Account Services and Policies	16
Index Descriptions	17
Financial Highlights	18

Summary Section –
Brandywine Fund

Investment Objective

Brandywine Fund seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Brandywine Fund.

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load)
Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends and Distributions	None
Redemption Fee (transfer agent charge
of $15 for each wire redemption)	None
Exchange Fee	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.08%
Total Annual Fund Operating Expenses	1.08%
Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$110	$343	$595	$1,317

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 256 % of the average value of its portfolio.

Principal Investment Strategies

Brandywine Fund invests principally in common stocks of U.S. companies and, to a lesser extent, in equity securities of foreign issuers, usually those that are publicly traded in the United States either directly or through American Depositary Receipts (“ADRs”).  The Fund is not subject to a percentage limit with regard to its investment in foreign issuers.  In addition to common stocks and ADRs , equity securities in which the Fund may invest include preferred stocks, convertible securities, and rights.   The Fund utilizes a fundamentals-driven, company-by-company investment approach that is based on the belief that you should invest in individual businesses, not in the stock market.   It will invest in companies in a broad range of industries and generally focuses on companies whose earnings under normal economic conditions are growing by at least 20% per year and whose stocks sell at reasonable price-to-earnings ratios.  The Fund targets fundamentally sound companies of all sizes that are experiencing positive change.

The Fund employs a firm sell discipline.  The Fund will sell a stock:

■    With deteriorating fundamentals such as contracting margins or reduced revenue growth

■    When investor expectations have become unrealistically high

■    When it finds a better investment

While this sell discipline is likely to cause the Fund to have an annual portfolio turnover rate that may exceed 200%, it also causes the Fund to keep seeking better investment alternatives.

Principal Investment Risks

There is a risk that you could lose all or a portion of your money on your investment in Brandywine Fund.  This risk may increase during times of significant market volatility.  The following additional risks could affect the value of your investment:

■
Market Risk – The prices of the stocks and ADRs in which the Fund invests may decline for a number of reasons.  These reasons include factors that may be specific to one or more stocks in which the Fund invests as well as factors that affect the equity securities markets generally.  The price declines may be steep, sudden and/or prolonged.

■
Foreign Security Risk – Investments in foreign securities, even though publicly traded in the United States, may involve risks in addition to those inherent in domestic investments.  Foreign companies may not be subject to regulatory requirements comparable to those of U.S. companies and, as a consequence, there may be less publicly available information about such companies.  Also, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies.

■
Portfolio Turnover Risk – High portfolio turnover necessarily results in greater transaction costs, such as brokerage commissions, which the Fund must pay, and short-term capital gains (or losses) to investors.  Greater transaction costs may reduce Fund performance.  Distributions to shareholders of short-term capital gains are taxed as ordinary income under current federal income tax laws.

■
Mid-Cap Company Risk – There is a risk that the securities of mid-capitalization companies may have limited liquidity and greater price volatility than securities of large- capitalization companies, which can negatively affect the Fund’s ability to sell these securities at quoted market prices.

The Fund is a suitable investment only for those investors who have long-term investment goals such as investing for retirement.  If you are uncomfortable with an investment that will fluctuate in value, the Fund may not be the right choice for you.

Performance

The bar chart and table that follow provide some indication of the risks of investing in Brandywine Fund by showing changes in the Fund’s performance from year to year and by showing how its average annual returns over 1, 5 and 10 years compare with those of the S&P 500®, Russell 3000® and Russell 3000® Growth Indexes.   For a description of the indexes, please see “Index Descriptions” on page 17.   Updated performance is available on the Fund’s website , www.brandywinefunds.com.  Please be aware that past performance (before and after taxes) is not necessarily an indication of future performance.

2

Brandywine Fund, Inc.
(Total return per calendar year)

Note:  During the 10-year period shown on the bar chart, the Fund’s highest total return for a quarter was 20.62% (quarter ended December 31, 2010) and the lowest total return for a quarter was -24.98% (quarter ended September 30, 2011).

Average Annual
Total Returns
(for the periods ended	One	Five	Ten
December 31, 2012 )	Year	Years	Years
Brandywine Fund
Return before taxes	5.25%	-8.39%	4.03%
Return after taxes
on distributions	5.25%	-8.42%	3.72%
Return after taxes on
distributions and sale
of Fund shares	3.41%	-6.94%	3.51%
S&P 500® Index
(reflects no deduction for
fees, expenses, or taxes)	16.00%	1.66%	7.10%
Russell 3000® Index
(reflects no deduction for
fees, expenses, or taxes)	16.42%	2.04%	7.68%
Russell 3000® Growth Index
(reflects no deduction for
fees, expenses, or taxes)	15.21%	3.15%	7.69%

The after-tax returns above were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.   After -tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The Fund’s “Return after taxes on distributions and sale of Fund shares” may be higher than its returns before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.

Management

Investment Advisers

Friess Associates, LLC is the Brandywine Fund’s investment adviser.  Friess Associates of Delaware, LLC is the Fund’s sub-adviser.

Portfolio Managers

The Fund is managed using a team approach. All investment decisions are subject to the final approval of William D’Alonzo, portfolio manager since 1997 or Scott W. Gates, portfolio manager since 2010, both of whom are primarily responsible for the day-to-day management of the Fund.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange Brandywine Fund shares on any business day by written request via mail (Brandywine Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by telephone at 1-800-656-3017, or through a financial intermediary.  You may also purchase or redeem shares by wire transfer.

Minimum investments are as follows:
To open a new account	$2,000
To add to an existing account	$250
Automatic Investment Plan	$250

Tax Information

Brandywine Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case such distributions may be taxable at a later date.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Brandywine Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

3

Summary Section –
Brandywine Blue Fund

Investment Objective

Brandywine Blue Fund seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of Brandywine Blue Fund.

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load)
Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends and Distributions	None
Redemption Fee (transfer agent charge
of $15 for each wire redemption)	None
Exchange Fee	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.23%
Total Annual Fund Operating Expenses	1.23%
Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$125	$390	$676	$1,489

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 243 % of the average value of its portfolio.

Principal Investment Strategies

Brandywine Blue Fund invests principally in common stocks of U.S. companies and, to a lesser extent, in equity securities of foreign issuers, usually those that are publicly traded in the United States either directly or through American Depositary Receipts (“ADRs”).  The Fund is not subject to a percentage limit with regard to its investment in foreign issuers.  In addition to common stocks and ADRs , equity securities in which the Fund may invest include preferred stocks, convertible securities and rights.   The Fund utilizes a fundamentals-driven, company-by-company investment approach that is based on the belief that you should invest in individual businesses, not in the stock market.   It will invest in companies in a broad range of industries and generally focuses on companies whose earnings under normal economic conditions are growing by at least 20% per year and whose stocks sell at reasonable price-to-earnings ratios.  The Fund targets fundamentally sound mid-cap or larger companies that are experiencing positive change and that usually have market capitalizations of more than $6 billion.

The Fund employs a firm sell discipline.  The Fund will sell a stock:

■    With deteriorating fundamentals such as contracting margins or reduced revenue growth

■    When investor expectations have become unrealistically high

■    When it finds a better investment

While this sell discipline is likely to cause the Fund to have an annual portfolio turnover rate that may exceed 200%, it also causes the Fund to keep seeking better investment alternatives.

Principal Investment Risks

There is a risk that you could lose all or a portion of your money on your investment in Brandywine Blue Fund.  This risk may increase during times of significant market volatility.  The following additional risks could affect the value of your investment:

■
Market Risk – The prices of the stocks and ADRs in which the Fund invests may decline for a number of reasons.  These reasons include factors that are specific to one or more stocks in which the Fund invests as well as factors that affect the equity securities markets generally.  The price declines may be steep, sudden and/or prolonged.

■	Foreign Security Risk – Investments in foreign securities, even though publicly traded in the United States, may involve risks in addition to

4

those inherent in domestic investments.  Foreign companies may not be subject to regulatory requirements comparable to those of U.S. companies and, as a consequence, there may be less publicly available information about such companies.  Also, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies.

■
Portfolio Turnover Risk – High portfolio turnover necessarily results in greater transaction costs, such as brokerage commissions, which the Fund must pay, and short-term capital gains (or losses) to investors.  Greater transaction costs may reduce Fund performance.  Distributions to shareholders of short-term capital gains are taxed as ordinary income under current federal income tax laws.

■
Mid- Cap Company Risk – There is a risk that the securities of mid-capitalization companies may have limited liquidity and greater price volatility than securities of large- capitalization companies, which can negatively affect the Fund’s ability to sell these securities at quoted market prices.

The Fund is a suitable investment only for those investors who have long-term investment goals such as investing for retirement.  If you may need to redeem your shares in a hurry, or if you are uncomfortable with an investment that will fluctuate in value, the Fund may not be the right choice for you.

Performance

The bar chart and table that follow provide some indication of the risks of investing in Brandywine Blue Fund by showing changes in the Fund’s performance from year to year and by showing how its average annual returns over 1, 5 and 10 years compare with those of the S&P 500®, Russell 1000® and Russell 1000® Growth Indexes.   For a description of the indexes, please see “Index Descriptions” on page 17.  Updated performance is available on the Fund’s website , www.brandywinefunds.com.  Please be aware that past performance (before and after taxes) is not necessarily an indication of future performance.

Brandywine Blue Fund, Inc.
(Total return per calendar year)

Note:  During the 10-year period shown on the bar chart, the Fund’s highest total return for a quarter was 17.72% (quarter ended December 31, 2010) and the lowest total return for a quarter was -28.61% (quarter ended September 30, 2008).

Average Annual
Total Returns
(for the periods ended	One	Five	Ten
December 31, 2012 )	Year	Years	Years
Brandywine Blue Fund
Return before taxes	6.74%	-6.95%	4.80%
Return after taxes
on distributions	6.74%	-6.96%	4.34%
Return after taxes on
distributions and sale
of Fund shares	4.38%	-5.77%	4.06%
S&P 500® Index
(reflects no deduction for
fees, expenses, or taxes)	16.00%	1.66%	7.10%
Russell 1000® Index
(reflects no deduction for
fees, expenses, or taxes)	16.42%	1.92%	7.52%
Russell 1000® Growth Index
(reflects no deduction for
fees, expenses, or taxes)	15.26%	3.12%	7.52%

The after-tax returns above were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown .  After -tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The Fund’s “Return after taxes on distributions and sale of Fund shares” may be higher

5

than its returns before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.

Management

Investment Advisers

Friess Associates, LLC is Brandywine Blue Fund’s investment adviser.  Friess Associates of Delaware, LLC is the Fund’s sub-adviser.

Portfolio Managers

The Fund is managed using a team approach. All investment decisions are subject to the final approval of William D’Alonzo, portfolio manager since 1997 or Scott W. Gates, portfolio manager since 2010, both of whom are primarily responsible for the day-to-day management of the Fund.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange Brandywine Blue Fund shares on any business day by written request via mail (Brandywine Blue Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by telephone at 1-800-656-3017, or through a financial intermediary.  You may also purchase or redeem shares by wire transfer.

Minimum investments are as follows:
To open a new account	$2,000
To add to an existing account	$250
Automatic Investment Plan	$250

Tax Information

Brandywine Blue Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case such distributions may be taxable at a later date.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Brandywine Blue Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Investment Objectives,
Strategies and Risks

A Word About Risk
Look for this “warning flag” symbol throughout this Prospectus.  It is used to mark detailed information about each type of risk that you, as a shareholder, will confront.

The Funds’ Investment Objective

Each Fund’s investment objective is capital appreciation.  Each Fund’s investment objective is a non-fundamental policy and may be changed without obtaining shareholder approval.  If the Funds’ Board of Directors determines to change a Fund’s non-fundamental policy, the Fund will provide prior written notice to its shareholders before implementing the change of policy.  Please remember that an investment objective is not a guarantee.  An investment in the Funds may not appreciate and investors may lose money.

The Funds’ Principal Investment Strategies

The Funds’ investment adviser believes the Funds are most likely to achieve their investment objective if they consistently invest in companies that perform better than the investment community expects.  Accordingly, the Funds invest in fundamentally sound companies that are experiencing positive change.  Fundamentally sound companies generally have some or all of the following attributes under normal market conditions:

■    Earnings growth typically over 20% annually

■    High rates of profitability

■    Strong balance sheets

■    High quality of earnings (i.e., earnings realized through the normal sale of products or services rather than earnings or losses from non-recurring events)

The positive change could be:

■    New products

■    New management

■    An acquisition or divestiture

■    Legislative changes

The Funds typically do not invest in companies with high price-to-earnings ratios because these companies are less likely to perform better than the investment community expects.  The Funds are generally more likely to invest in lesser known companies mov-

6

ing from a lower to higher market share position within their industry groups than the largest and best known companies in such groups.

Additional Information
about Principal Risks
of Investing in the Funds

Investing in shares of common stock or in ADRs involves risks.  The common stocks or ADRs in which the Funds invest may decline in value for any number of reasons.  If that happens, the value of your investment will decline as well.  The Funds’ investment adviser believes that the following are some of the main reasons why common stocks or ADRs purchased by the Funds may decline in value.

■    The Funds’ investment adviser was incorrect in its assessment of a company’s prospects.

■    The Funds’ investment adviser was correct in its assessment of a company’s prospects, but the company was out of favor with other investors.

■    Investor psychology in the marketplace shifted from equity securities in general to other assets such as debt securities or money market instruments (sometimes called “a flight to safety”).

Temporary Defensive Positions

The Funds may, in response to adverse market, economic, political or other conditions, take temporary defensive positions that are inconsistent with the Funds’ principal investment strategies but that are dictated by their sell discipline.  This means the Funds will attempt to avoid losses by investing in money market instruments such as United States Treasury Bills, commercial paper and repurchase agreements.  The Funds will not be able to achieve their investment objective of capital appreciation to the extent that they invest in money market instruments since these securities do not appreciate in value.  When the Funds are not taking a temporary defensive position, they still will hold enough cash and money market instruments to meet current needs and to take advantage of investment opportunities.

Disclosure of Portfolio Holdings

The Statement of Additional Information for the Funds, which is incorporated by reference into this Prospectus, contains a description of the Funds’ policies and procedures with respect to the disclosure of its portfolio holdings.

Management of the Funds

About the Adviser

Friess Associates, LLC (the “Adviser”), P.O. Box 576, Jackson, Wyoming 83001, manages the investment portfolios for the Funds.  The Adviser may delegate some or all of its investment advisory responsibilities to its affiliate,  Friess Associates of Delaware, LLC (the “Sub-Adviser”), P.O. Box 4166, Greenville, Delaware 19807.  In addition to the Funds, Friess Associates, LLC is the investment adviser to the Brandywine Advisors Midcap Growth Fund and individual and institutional clients with substantial investment portfolios.  Friess Associates was established in 1974. Affiliated Managers Group, Inc. (“AMG”) owns a majority interest in both the Adviser and the Sub-Adviser and is the managing member of both.

Compensation

As the investment adviser to the Funds, the Adviser manages the investment portfolios for the Funds.  The Funds pay the Adviser an annual investment advisory fee, which is calculated daily and paid monthly, at an annual rate of 1% of the net assets of the Funds.

The Adviser, not the Funds, pays the Sub-Adviser a fee equal to 110% of the monthly expenses the Sub-Adviser incurs in performing its services as Sub-Adviser.

A discussion regarding the basis for the Board of Directors approving the investment advisory agreements for the Funds is available in the Funds’ semi-annual report to shareholders for the most recent period ended March 31.

Investment Decisions

The Adviser and, if so delegated, the Sub-Adviser supervise the investment portfolios of the Funds, directing the purchase and sale of investment securities in the day-to-day management of the Funds.  In allocating brokerage business for the Funds, the Adviser and the Sub-Adviser take into consideration the research, analytical, statistical and other information and services provided by the broker, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm’s analysts (or analysts of other firms retained by the broker) for consultation.

All investment decisions are made by a team of investment professionals representing the Adviser and Sub-Adviser, any of whom may make recommenda-

7

tions subject to the final approval of William D’Alonzo, Scott W. Gates or another member of the Adviser’s management team to whom they may delegate the authority.

The Statement of Additional Information for the Funds, which is incorporated by reference into this Prospectus, provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

Mr. D’Alonzo has been an officer of both Funds since 1990, a director since 2001 and Chairman of the Board of Directors since 2004.  He is also Chief Investment Officer and Chief Executive Officer of both the Adviser and the Sub-Adviser.  Mr. Gates has been a Research Team Leader since 2008, a member of the Management Committee of the Adviser and Sub-Adviser since 2010, and a key member of the Research Team since joining the Adviser in 2003.   Mr. Gates is Co-Chief Investment Officer of the Adviser and Sub-Adviser.

Determining Net Asset Value

The price at which investors purchase shares of the Funds and at which shareholders redeem shares of the Funds is called the net asset value (“NAV”).  The Funds calculate NAV as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for trading.  The New York Stock Exchange is closed on most national holidays and on Good Friday and in the case of certain emergencies .  The Funds calculate NAV based on the market price of the securities (other than money market instruments) they hold.

If market quotations are not available, the Funds will value securities at their fair value pursuant to procedures established by and under the supervision of the Board of Directors. The fair value of a security is the amount that a Fund might reasonably expect to receive upon a current sale. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their NAV per share. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange.

If the transfer agent, U.S. Bancorp Fund Services, LLC, receives your request to buy or to sell shares by the close of regular trading on the New York Stock Exchange, your transaction will be priced at that day’s NAV.  If the transfer agent receives your request after that time, it will be priced at the next business day’s NAV.

The NAV of each Fund can be found daily on the Funds’ website, www.brandywinefunds.com; by calling 1-800-656-3017; and on many major mutual fund listings under the heading “Brandywine Funds.”  The Nasdaq symbols are “BRWIX” for Brandywine Fund and “BLUEX” for Brandywine Blue Fund.

About Our Minimum
Requirements for Initial
Investment

The Board of Directors has established $2,000 as the minimum initial investment in each of the Brandywine Funds.

Employees, officers and directors of the Funds, the Adviser or the Sub-Adviser or firms providing contractual services to the Funds, members of their immediate families (spouses, siblings, parents, children and grandchildren) and retirement plans and trusts for their benefit may purchase shares without regard to the minimum.  The officers of the Funds may, but are not required to, waive or lower the requirement for charitable organizations and employee benefit plans whose aggregate investment exceeds a Fund’s minimum initial investment requirement, and for IRAs.  The officers may also, but are not required to, waive or lower the requirement for shareholders’ spouses, parents, children and grandchildren under special circumstances, considering the additional shares to be an extension of the investment of the first shareholder.

Shares sold through servicing agents may not be subject to any minimum investment requirements.  A discussion on purchasing shares through a servicing agent begins on page 10.

Investing with Brandywine Funds

Our goal is to make it easy and pleasant for you to do business with us.  This section will help you become familiar with the various services we offer to you as a shareholder.

How to Open Your
Brandywine Funds Account

1.Read this Prospectus carefully.

8

2.Determine how much you want to invest and in which fund.

Minimum investments are as follows:

Brandywine Fund
To open a new account	$2,000
To add to an existing account	$250
Automatic Investment Plan	$250

Brandywine Blue Fund
To open a new account	$2,000
To add to an existing account	$250
Automatic Investment Plan	$250

3.Complete the appropriate parts of the purchase application, carefully following the instructions. (Additional purchase applications may be obtained from the Funds’ website, www.brandywinefunds.com , or by contacting the Funds.)

  Please be sure to provide your social security or taxpayer identification number on the application. If you have questions, please contact our Investor Service Representatives at 1-800-656-3017 or 1-414-765-4124.

   In compliance with the USA PATRIOT Act of 2001, please note that the transfer agent will verify certain information on your account application as part of the Funds’ Anti-Money Laundering Program.  As requested on the application, you must supply your full name, date of birth, social security number and permanent street address.  The Funds might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help the transfer agent verify your identity.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the transfer agent if you need additional assistance with your application.

   If the Funds do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received.  The Funds also reserve the right to close the account within five business days if clarifying information/documentation is not received.

4.Complete the appropriate parts of the application for certain account privileges, such as telephone or Internet transactions, electronic transfer, wire transfer and exchanges.  By establishing this information now, you can avoid the delay and inconvenience later of having to file an additional form.  Adding these privileges at a later date may require a signature guarantee or other acceptable signature verification.  See “To Obtain a Signature Guarantee or Validation” on page 12.

5.Enclose your check.  All checks should be made payable to: Brandywine Fund, Inc. or Brandywine Blue Fund, Inc., as applicable.  All checks must be drawn on a bank located within the U.S. and must be payable in U.S. dollars.  The Funds will not accept payment in cash or money orders.  The Funds also do not accept cashier’s checks in amounts of less than $10,000, nor will the Funds accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.  To prevent check fraud, the Funds will not accept third-party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  Certain exceptions may apply for retirement plan accounts.

U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent, will charge a $25 fee against a shareholder’s account for any payment returned to the transfer agent.  The shareholder will also be responsible for any losses suffered by the Funds as a result.

6.Send application and check to:

BY MAIL
For First Class Mail
Brandywine Fund, Inc. or
Brandywine Blue Fund, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

For Overnight Delivery Service or Registered Mail:
Brandywine Fund, Inc. or
Brandywine Blue Fund, Inc.
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan St., 3rd Floor
Milwaukee, WI 53202-5207

Please do not mail letters by overnight delivery service or registered mail to the post office box address.  The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at a U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests do not constitute receipt by the transfer agent or the Funds.

BY WIRE
You may purchase shares by wire transfer.

Initial Investment by Wire – If you wish to open an account by wire, please call 1-800-656-3017 or 1-414-765-4124 before you wire funds in order to make arrangements with a telephone service represent-

9

tative to submit your completed application via mail, overnight delivery or facsimile.  Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions.  You may then contact your bank to initiate the wire using the instructions you were given.

Subsequent Investments by Wire – Please call 1-800-656-3017 or 1-414-765-4124 before you wire funds in order to advise the transfer agent of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.

Wire to:
U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA 075000022

Credit:
U.S. Bancorp Fund Services, LLC
Account 112-952-137

Further credit:
Brandywine Fund, Inc. or
Brandywine Blue Fund, Inc.
(shareholder account number)
(shareholder registration)

Wired funds must be received prior to 4:00 p.m. Eastern Time to be eligible for same day pricing.  The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

THROUGH BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHERS

Some broker-dealers may sell shares of the Funds.  These broker-dealers may charge investors a fee either at the time of purchase or redemption.  The fee, if charged, is retained by the broker-dealer and not remitted to the Funds or the Adviser.  Some broker-dealers may purchase and redeem shares on a three-day settlement basis.  This means that the broker-dealer will pay for, and the Fund will issue, the shares on the third business day following the day the Fund receives the purchase order.

The Funds may enter into agreements with broker-dealers, financial institutions or other service providers (“Servicing Agents”) that may include the Funds as investment alternatives in the programs they offer or administer.  Servicing Agents may:

1.Become shareholders of record of the Funds.  This means all requests to purchase additional shares and all redemption requests must be sent through the Servicing Agent.  This means that purchases made through Servicing Agents are not subject to the Funds’ minimum investment restrictions.

2.Use procedures and impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the Funds.

3.Charge fees to their customers for the services they provide them.  Also, the Funds and/or the Adviser may pay fees to Servicing Agents to compensate them for the services they provide their customers.

4.Be allowed to purchase shares by telephone with payment to follow the next day.  If the telephone purchase is made prior to the close of regular trading on the New York Stock Exchange, it will receive same day pricing.

5.Be authorized to accept purchase orders on the Funds’ behalf (and designate other Servicing Agents to accept purchase orders on behalf of the Funds).  This means that if the Funds have entered into an agreement with a Servicing Agent pursuant to which the Servicing Agent (or its designee) has been authorized to accept purchase orders on the Funds’ behalf, then all purchase orders received in good order by the Servicing Agent (or its designee) before 4:00 p.m. Eastern Time will receive that day’s NAV, and all purchase orders received in good order by the Servicing Agent (or its designee) after 4:00 p.m. Eastern Time will receive the next day’s NAV.

If you decide to purchase shares through Servicing Agents, please carefully review the program materials provided to you by the Servicing Agent because particular Servicing Agents may adopt policies or procedures that are separate from those described in this Prospectus.  Investors purchasing or redeeming through a Servicing Agent need to check with the Servicing Agent to determine whether the Servicing Agent has entered into an agreement with the Funds.  When you purchase shares of the Funds through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order with the Funds on a timely basis.  If the Servicing Agent does not place your order with the Funds on a timely basis, or if it does not pay the purchase price to the Funds within the period specified in its agreement with the Funds, it may be held liable for any resulting fees or losses.

Other information about purchasing shares of the Funds

The Funds may reject any purchase application for any reason.  The Funds will not accept initial purchase

10

orders made by telephone, unless either they are from a Servicing Agent that has an agreement with the Funds or are made in accordance with the wiring instructions beginning on page 9.  Shares of the Funds have not been registered for sale outside of the U.S.  The Funds generally do not sell shares to investors residing outside of the United States, even if they are U.S. citizens or lawful permanent residents, except to investors with U.S. military APO or FPO addresses.

How to get in touch with Brandywine Funds
If you have any questions, please call one of our Investor Service Representatives at:
1-800-656-3017 or 1-414-765-4124
Monday - Friday 8:00 a.m. - 7:00 p.m. CST.

How to Buy Additional Shares
in Brandywine Funds

You may purchase additional shares (at least $250) by mailing your check with an Invest-By-Mail form detached from your confirmation statement to the address listed on the form or by following the wiring instructions beginning on page 9.

All checks should be made payable to: Brandywine Fund, Inc. or Brandywine Blue Fund, Inc., as applicable.  All checks must be drawn on a bank located within the U.S. and must be payable in U.S. dollars.  The Funds will not accept payment in cash or money orders.  The Funds also do not accept cashier’s checks in amounts of less than $10,000, nor will the Funds accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.  To prevent check fraud, the Funds will not accept third-party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  Certain exceptions may apply for retirement plan accounts.

Note:

In the case of retirement plan accounts established through Servicing Agents, additional shares may be purchased by the plans through Servicing Agents without regard to the Funds’ minimum subsequent purchase amounts.

TELEPHONE PURCHASES
The telephone purchase option may not be used for initial purchases of the Funds’ shares, but may be used for subsequent purchases.  The telephone purchase option allows you to make subsequent investments directly from a bank checking or savings account.   If you accepted telephone options on the account application and provided a voided check, you may purchase by telephone.   Only bank accounts held at domestic financial institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  This option will become effective approximately 15 business days after the application form is received by the Funds’ transfer agent, U.S. Bancorp Fund Services, LLC.  To have Fund shares purchased at the NAV determined at the close of regular trading on a given date, U.S. Bancorp Fund Services, LLC must receive your purchase order prior to the close of regular trading on such date.  Most transfers are completed within one business day.  Telephone purchases may be made by calling 1-800-656-3017.  Once a telephone transaction has been placed, it cannot be canceled or modified.

If you have already opened an account, you may request this option by sending U.S. Bancorp Fund Services, LLC the “Telephone Option” form available on the Funds’ website (www.brandywinefunds.com).  If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person.

INTERNET PURCHASES
After your account is established, you may set up a password by logging onto the Funds’ website (www.brandywinefunds.com).  See “Account Services and Policies – Website” beginning on page 16.  This will enable you to purchase shares by having the purchase amount deducted from your bank account by electronic funds transfer via the ACH network.  Please make sure that your Fund account is set up with bank account instructions and that your bank is an ACH member.  You must have accepted telephone options on the account application and provided a voided check with which to establish your bank account instructions in order to complete Internet transactions.

For transactions conducted over the Internet, we recommend the use of a secure Internet browser.  In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.  If an account has more than one owner or authorized person, the Funds will accept Internet instructions from any one owner or authorized person.

How to Sell Shares of Brandywine Funds

Important Tax Note:
Any sale or exchange of shares in a non-retirement account could result in a taxable gain or loss.  The receipt of proceeds of the redemption of shares held in an IRA will constitute a taxable distri-

11

bution of benefits from the IRA unless a qualifying rollover contribution is made.  Shareholders who redeem shares held in an IRA must indicate on their redemption request whether or not to withhold federal income taxes.  If not, these redemptions, as well as redemptions of other retirement plans not involving a direct rollover to an eligible plan, will be subject to federal income tax withholding.

You may sell (redeem) some or all of your shares at any time during normal business hours.  If you hold physical certificates for your shares, they should be mailed to or deposited with U.S. Bancorp Fund Services, LLC and should be accompanied with a written request for redemption.  The written request for physical certificates should contain a signature guarantee.  Even though the back of the certificate contains a line for a signature and signature guarantee, please return the certificates unsigned.

You will need to assemble the following information:

■     Account number(s)

■     Amount of money or number of shares being redeemed

■     Name(s) on the account

■     Your daytime phone number

■     Signature(s) of all registered account owners, if you plan to request a redemption in writing

■     A signature guarantee is required for redemptions of physical certificates and if one of the following special circumstances applies:

   1. When redemption proceeds are payable to or sent to any address, person or bank account other than as registered with the Funds.

   2. You would like the check mailed to an address that has been changed within 30 days of the redemption request.

   3. When requesting a change of ownership on an account.

In addition to the situations described above, the Funds and/or the Funds’ transfer agent may require a signature guarantee, or other acceptable signature verification, based on the circumstances relative to the particular situation.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, a signature verification from a Signature Validation Program (“SVP”) member or other acceptable form of authentication from a financial institution source.

■
Additional documentation may be required for redemptions by corporations, executors, administrators, trustees, guardians or others who hold shares in a fiduciary or representative capacity.  Contact the Funds’ transfer agent, U.S. Bancorp Fund Services, LLC, in advance at 1-800-656-3017 or 1-414-765-4124.

To Obtain a Signature Guarantee or Validation

A signature guarantee assures that a signature is genuine.  It protects shareholders from unauthorized account transfers.  You may obtain a signature guarantee from domestic banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notarized signature is not acceptable.

You can get an SVP stamp from most banks, credit unions, federal savings and loan associations, or securities dealers, but not from notary publics.

Send a Letter of Instruction

Include with your letter the necessary information you have already assembled.

The Price You Will Receive for Your Shares

The redemption price per share is the next determined NAV after U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent, receives your written request in proper form with all the required information listed above.

BY MAIL
For First Class Mail
Brandywine Fund, Inc. or
Brandywine Blue Fund, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

For Overnight Delivery Service or Registered Mail:
Brandywine Fund, Inc. or
Brandywine Blue Fund, Inc.
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan St., 3rd Floor
Milwaukee, WI 53202-5207

Please do not mail letters by overnight delivery service or registered mail to the post office box address.  The Funds do not consider the U.S. Postal

12

Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at a U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests do not constitute receipt by the transfer agent or the Funds.

BY TELEPHONE

Instruct U.S. Bancorp Fund Services, LLC that you want the option of redeeming shares by telephone.  This can be done by accepting telephone options on the application or by written request to U.S. Bancorp Fund Services, LLC.  Adding this option after your account is already established may require a signature guarantee or other acceptable signature verification.

To request a telephone redemption, assemble the same information that you would include in the letter of instruction for a written redemption request.  Call U.S. Bancorp Fund Services, LLC at 1-800-656-3017 or 1-414-765-4124.  Please do not call the Funds’ Adviser.  If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person.

THROUGH SERVICING
AGENTS
If your shares are held by a Servicing Agent, you must redeem your shares through the Servicing Agent.  Contact the Servicing Agent for instructions on how to do so.  If the Funds have entered into an agreement with a Servicing Agent pursuant to which the Servicing Agent (or its designee) has been authorized to accept redemption requests on behalf of the Funds, then all redemption requests received in good order by the Servicing Agent (or its designee) before 4:00 p.m. Eastern Time will receive that day’s NAV, and all redemption requests received in good order by the Servicing Agent (or its designee) after 4:00 p.m. Eastern Time will receive the next day’s NAV.

AUTOMATICALLY
The Systematic Withdrawal Plan option may be activated if you have a minimum of $10,000 in either your Brandywine Fund account or your Brandywine Blue Fund account.

This option allows you to redeem a specific dollar amount from your account on a regular basis.  You may vary the amount or frequency of withdrawal payments or temporarily discontinue them.  For more information or to request the appropriate form, please call U.S. Bancorp Fund Services, LLC at 1-800-656-3017 or 1-414-765-4124.

Payment of Redemption Proceeds

A Check Will be Mailed to You

Payment for your redeemed shares will generally be sent to you on the business day following the day U.S. Bancorp Fund Services, LLC receives your valid request.  Normally, your payment will be made no later than the seventh day after your shares are redeemed.

Exceptions:  If the shares being redeemed were purchased by check, the Fund may delay the payment of your redemption proceeds until it is reasonably satisfied the check has cleared.  This normally may take up to three days from the date of purchase for local personal or corporate checks and up to seven days from the date of purchase for other personal or corporate checks.  In addition, the Funds can suspend redemptions and/or postpone payments of redemption proceeds beyond seven days at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the Securities and Exchange Commission.

If you redeem by telephone, U.S. Bancorp Fund Services, LLC normally will transfer the redemption proceeds to your designated bank account if you have elected to receive redemption proceeds by either electronic funds transfer or wire.  If you redeem shares through a Servicing Agent, you will receive your redemption proceeds in accordance with the procedures established by the Servicing Agent.

Electronic Transfers

Your redemption proceeds can be electronically transferred to your designated bank account.  An Electronic Funds Transfer (“EFT”) generally takes up to two-to-three business days to reach a shareholder’s bank account.  A voided check should be included with your application to establish EFT instructions on your account.  There is no fee for this option.  Your bank must be an ACH member.

By Wire

Your redemption proceeds can be wired directly into your designated bank account.  The transfer agent, U.S. Bancorp Fund Services, LLC, currently charges a $15 fee for each wire, which is deducted from the shareholder’s account.

Disclosures Related to Market Timing

Frequent purchases and redemptions of shares of the Funds by a shareholder may harm other shareholders by interfering with the efficient management of the Funds’ portfolios, increasing brokerage and adminis-

13

trative costs, and potentially diluting the value of their shares.  The Funds’ Board of Directors has determined not to adopt policies and procedures that discourage frequent purchases and redemptions of shares of the Funds. The Funds have not experienced frequent purchases and redemptions of shares of the Funds that have been disruptive to the Funds.

The Funds’ officers receive reports on a regular basis as to purchases and redemptions of shares of the Funds and review these reports to determine if there is any unusual trading in shares of the Funds.  The Funds’ officers will report to the Board of Directors any such unusual trading in shares of the Funds.  In such event, the Funds’ Board of Directors may reconsider its decision not to adopt market timing policies and procedures.

This policy does not affect the Funds’ right to reject any purchase request.  The Funds reserve the right to modify this policy at any time as they deem fit and as may be required by regulatory requirements.

How to Exchange Shares

You may exchange shares of Brandywine Blue Fund for shares of Brandywine Fund or Brandywine Advisors Midcap Growth Fund, and exchange shares of Brandywine Fund for shares of Brandywine Blue Fund or Brandywine Advisors Midcap Growth Fund, provided that you can meet or have met the $2,000 minimum.  Before exchanging your shares, you should first carefully read the appropriate sections of the Prospectus for the new Fund and you should consider the tax consequences if yours is a taxable account.

The exchange privilege is not intended as a vehicle for short-term or excessive trading.  Excessive or short-term exchange activity may interfere with portfolio management and have an adverse effect on all shareholders.  Accordingly, a Fund may suspend or permanently terminate the exchange privileges of any investor who engages in short-term or excessive trading.

Important Tax Note:

When you exchange shares, you are redeeming your shares in one fund and buying shares of another fund.  For federal income tax purposes, such an exchange is a taxable event in which you may realize a capital gain or loss.  Before making an exchange request, you should consult a tax or other financial adviser to determine the tax consequences. (This concern does not apply to IRA or other tax-exempt accounts.)

To exchange shares, send your written request to:

For First Class Mail

Brandywine Fund, Inc. or
Brandywine Blue Fund, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

For Overnight Delivery Service or Registered Mail:

Brandywine Fund, Inc. or
Brandywine Blue Fund, Inc.
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan St., 3rd Floor
Milwaukee, WI 53202-5207

Please do not mail letters by overnight delivery service or registered mail to the post office box address.

You must include:

•Account name

•Account number

•Amount or number of shares of Fund to be exchanged

•Signatures of all registered account owners

If you have accepted telephone options on your account application, you may also exchange your shares by calling us at 1-800-656-3017.

The registration (both name and address) of the account from which the exchange is being made and the account to which the exchange is being made must be identical.

At the present time there are no limitations on the number of exchanges a shareholder can make, and no exchange fee is currently imposed by the Funds on exchanges.

Dividends, Distributions
and Taxes

The Funds intend to distribute annually all of their net earnings in the form of dividends and capital gains distributions.  As long as the Funds meet the requirements for being a regulated investment company, which is their intent, they pay no federal income tax on the earnings they distribute to shareholders.

Most investors have their dividends and capital gains distributions reinvested in additional shares of the Funds.  When you open an account, you must specify on your application how you want to receive your distributions.  You may change your distribution

14

option anytime by writing or calling the Funds at 1-800-656-3017 or 1-414-765-4124.

You can receive distributions of dividends and capital gains in two ways:

1.Reinvestment

Dividends and capital gains are automatically reinvested in additional shares of the Funds, unless you request them to be paid in cash.  You will be advised of the number of shares purchased and the price paid following each reinvestment.  The amount reinvested is added to the basis value of your total investment.

2.Dividends and capital gains in cash

Both dividends and capital gains are paid in cash.  You may choose to have such amounts mailed to you, or forwarded by EFT (Electronic Funds Transfer) to your account.

If you elect to receive distributions and capital gains paid in cash and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account.  The reinvestment will be at such Fund’s current net asset value and all subsequent distributions will also be reinvested.

The primary distribution will normally be made near the end of October, following the close of the Funds’ fiscal year, with a second distribution, if required, at the end of December.

A Fund’s distributions, whether received in cash or additional shares of the Fund, may be subject to federal, state, and local income tax.  These distributions may be taxed as ordinary income, dividend income, or capital gains (which may be taxed at different rates depending on the length of time the Fund holds the assets generating the capital gains). Distributions of net long-term capital gain are subject to tax as long-term capital gain regardless of the length of time you have held Fund shares. If you purchase shares of a Fund at a time when the Fund has recognized income or capital gains that have not yet been distributed, the subsequent distribution may result in taxable income to you even though such distribution may be, for you, the economic equivalent of a return of capital.

The Funds will notify you of the tax status of ordinary income distributions and capital gain distributions after the end of each calendar year.

You will generally recognize taxable gain or loss on a redemption of shares in an amount equal to the difference between the amount received and your tax basis in such shares. This gain or loss will generally be capital and will be long-term capital gain or loss if the shares were held for more than one year. Any loss recognized by a shareholder upon a taxable disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to such shares. A loss realized on the disposition of shares of a Fund will be disallowed to the extent identical (or substantially identical) shares are acquired in a 61-day period beginning 30 days before and ending 30 days after the date of such disposition. In that event, the basis of the replacement shares of the Fund will be adjusted to reflect the disallowed loss. You should be aware that an exchange of shares in a Fund for shares in other Funds is treated for federal income tax purposes as a sale and a purchase of shares, which may result in recognition of a gain or loss and be subject to federal income.

Federal law requires a mutual fund company to report its shareholders’ cost basis, gain/loss and holding period with respect to “covered shares” of the mutual fund to the Internal Revenue Service on the shareholders’ Consolidated Form 1099 when the “covered” shares are sold. Covered shares are any fund and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Funds have chosen average cost as their standing (default) tax lot identification method for all shareholders, which means this is the method the Funds will use to determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Funds' standing tax lot identification method is the method it will use to report the sale of covered shares on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method other than the Funds' standing method at the time of your purchase or upon the sale of covered shares.

The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption. Fund shareholders should consult with their tax adviser to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.

For those securities defined as “covered” under current IRS cost basis tax reporting regulations, the Funds are responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Funds are not responsible for the reliability or accuracy of the information for those securities that are not “covered.”

15

If you hold shares in the Funds through a broker (or another nominee), please contact that broker (or nominee) with respect to the reporting of cost basis and available elections for your account.

The receipt of proceeds of the redemption of shares held in an IRA will constitute a taxable distribution of benefits from the IRA unless a qualifying rollover contribution is made.  Shareholders who redeem shares held in an IRA must indicate on their redemption request whether or not to withhold federal income taxes.  If not, these redemptions, as well as redemptions of other retirement plans not involving a direct rollover to an eligible plan, will be subject to federal income tax withholding.

The preceding discussion is meant to be only a general summary of the potential federal income tax consequences of an investment in a Fund by U.S. shareholders.  The SAI contains a more detailed summary of federal tax rules that apply to the Funds and their shareholders. This summary is not intended to be and should not be construed to be legal or tax advice to any current holder of the shares of the Funds. Legislative, judicial, or administrative action may change the tax rules that apply to the Funds or their shareholders and any such change may be retroactive. You should consult your tax adviser to determine the tax consequences of owning Fund shares.

Shareholder Statements
and Reports

To help you keep accurate records, we will send you a confirmation immediately following each transaction you make and quarterly statements.  In January, we will send you a clear, concise statement detailing all your transactions during the year. Information on the status of your account is always available by telephone.

Four times a year, the Adviser will send you a report on the Funds.  These comprehensive reports include an assessment of the Funds’ performance, various comparisons to benchmarks, an overview of the markets, a report from the Adviser, listings of the Funds’ holdings and other items of interest.  The Adviser may also provide interim letters to update shareholders about important matters.

Account Services and Policies

Immediate Balance Information

Through an electronic Voice Response Unit (“VRU”), we offer 24-hour-a-day shareholder service.  Just call 1-800-656-3017 for an update on your account balance or latest share prices.  The VRU will guide you to your desired information.  Remember to have your account number handy.

Website

Visit the Funds’ site at:
http://www.brandywinefunds.com

On our website you can confirm your account balance, review recent transactions and make additional purchases if you have selected that option.  We are committed to protecting your personal financial security and have strict measures in place to ensure that others will never have access to your personal financial information. To access your account or establish your personal identification number (PIN), you must verify your identity by providing your social security number or tax identification number, and your account number.  When you establish your PIN, you will also be prompted to create a “Reset PIN Question and Answer” to enable you to reset a disabled or forgotten PIN directly from the website.  Should you require assistance with your account access, please contact a Shareholder Services Representative at 1-800-656-3017 or 1-414-765-4124.

Account Minimums

The Funds reserve the right to redeem the shares held in any account, other than an IRA or an account with a Servicing Agent, if at the time of any exchange or redemption of shares in the account, the value of the remaining shares in the account falls below $1,500.  The shareholder will be notified that the value of his account is less than the minimum and allowed at least 60 days to make an additional investment.

Telephone and Electronic Transactions

It may be difficult to reach the Funds by telephone during periods of unusual market activity.  If you are unable to reach a representative by telephone, you may have to send written instructions.

Neither the Funds nor U.S. Bancorp Fund Services, LLC will be liable for following instructions for telephone or Internet transactions that they reasonably believe to be genuine, provided reasonable procedures are used to confirm the genuineness of the instructions, but may be liable for unauthorized transactions if they fail to follow such procedures.  These procedures include requiring some form of personal identification or personalized security codes or other information prior to acting upon the telephone or Internet instructions and recording all telephone calls.

Telephone redemptions must be received by or prior to market close (normally 4:00 p.m. Eastern Time).  During periods of high market activity, share-

16

holders may encounter higher than usual call waits.  Please allow sufficient time to place your telephone transaction.  Shares of the Funds may not be redeemed via the Internet.

Once a telephone or Internet transaction has been placed, it cannot be canceled or modified.

Procedures for telephone redemptions may be modified or terminated at any time by the Funds or their transfer agent, U.S. Bancorp Fund Services, LLC. The Funds reserve the right to refuse a telephone redemption request if it is believed advisable to do so.

Address Changes

To change the address on your account, call U.S. Bancorp Fund Services, LLC at 1-800-656-3017 or 1-414-765-4124.  Any written redemption requests received within 30 days after an address change, whether such address change is made in writing or by telephone, must be accompanied by a signature guarantee.  No telephone redemptions will be allowed within 30 days of an address change.

Temporary Suspension of Services

The Funds can stop selling shares at any time and may postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission.

Index Descriptions

The S&P 500® Index consists of 500 stocks, mostly on the New York Stock Exchange, selected by the Standard & Poor’s Ratings Group.  Each stock’s weighting is based on its relative total market value.  Stocks may be added or deleted from the index , which assumes reinvestment of dividends.

The Russell 3000® Index, a trademark of the Frank Russell Company, consists of the 3,000 largest publicly traded companies in the United States based on total market capitalization and assumes reinvestment of dividends.

The Russell 3000® Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values and assumes reinvestment of dividends.  The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth Indexes.

The Russell 1000® Index, a trademark of the Frank Russell Company, consists of the largest 1,000 companies included in the Russell 3000 Index and assumes the reinvestment of dividends.

The Russell 1000® Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values and assumes the reinvestment of dividends.

17

Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past five years.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions).  This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, is included in the Annual Report, which is available upon request.  To obtain a copy, call 1-800-656-3017 or 1-414-765-4124.

Brandywine Fund, Inc.
	Years Ended September 30,
	2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$21.38	$22.02	$21.11	$26.86	$40.98
Income from investment operations:
Net investment loss(1)	(0.05)	(0.09)	(0.07)	(0.05)	(0.18)
Net realized and unrealized gains (losses) on investments	3.29	(0.55)	0.98	(5.59)	(8.72)
Total from investment operations	3.24	(0.64)	0.91	(5.64)	(8.90)
Less distributions:
Distributions from net investment income	—	—	—	—	—
Distributions from net realized gains	—	—	—	(0.11)	(5.22)
Total from distributions	—	—	—	(0.11)	(5.22)
Net asset value, end of year	$24.62	$21.38	$22.02	$21.11	$26.86
TOTAL RETURN	15.15%	(2.91%)	4.31%	(20.98%)	(25.16%)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s $)	1,062,544	1,336,871	1,755,754	2,281,681	3,421,787
Ratio of expenses to average net assets	1.08%	1.09%	1.11%	1.10%	1.08%
Ratio of net investment loss to average net assets	(0.23%)	(0.36%)	(0.33%)	(0.25%)	(0.54%)
Portfolio turnover rate	256%	234%	225%	239%	210%

(1)Net investment loss per share was calculated using average shares outstanding.

Brandywine Blue Fund, Inc.

	Years Ended September 30,
	2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$21.50	$21.78	$20.67	$23.86	$38.18
Income from investment operations:
Net investment (loss) income(1)	(0.11)	(0.10)	(0.06)	0.04	(0.07)
Net realized and unrealized gains (losses) on investments	3.61	(0.18)	1.24	(3.23)	(10.38)
Total from investment operations	3.50	(0.28)	1.18	(3.19)	(10.45)
Less distributions:
Distributions from net investment income	—	—	(0.07)	—	—
Distributions from net realized gains	—	—	—	—	(3.87)
Total from distributions	—	—	(0.07)	—	(3.87)
Net asset value, end of year	$25.00	$21.50	$21.78	$20.67	$23.86
TOTAL RETURN	16.28%	(1.29%)	5.71%	(13.37%)	(30.70%)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s $)	627,622	1,487,517	2,057,591	2,461,907	3,323,668
Ratio of expenses to average net assets	1.23%	1.18%	1.17%	1.16%	1.13%
Ratio of net investment (loss) income to average net assets	(0.46%)	(0.38%)	(0.27%)	0.21%	(0.23%)
Portfolio turnover rate	243%	250%	212%	261%	267%

(1)Net investment (loss) income per share was calculated using average shares outstanding.

18

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The Brandywine Funds
P.O. Box 4166
Greenville, Delaware 19807
E-mail: bfunds@friess.com
Website: http://www.brandywinefunds.com
1-800-656-3017 or 1-414-765-4124

To learn more about the Brandywine Funds, you may want to read the Statement of Additional Information (“SAI”) , which contains additional information about the Funds.  The Brandywine Funds have incorporated by reference the SAI into this Prospectus.  This means that you should consider the contents of the SAI to be part of this Prospectus.

You also may learn more about the Brandywine Funds’ investments by reading the Funds’ annual and semi-annual reports to shareholders.  The annual report includes a discussion of the market conditions and investment strategies that significantly affected the performance of each Fund during the previous fiscal year.

The SAI and the Funds’ annual and semi-annual reports are available, without charge, by calling 1-800-656-3017 or 1-414-765-4124 or by writing to:

The Brandywine Funds
P.O. Box 4166
Greenville, Delaware 19807

The Funds also make available the SAI and the annual and semi-annual reports, free of charge, on their Internet website (http://www.brandywinefunds.com).

Prospective investors and shareholders who have questions about the Brandywine Funds may also call the above numbers or write to the above address.

The general public can review and copy information about the Brandywine Funds (including the SAI) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. (Please call 1-202-551-8090 for information on the operations of the Public Reference Room.)  Reports and other information about the Brandywine Funds are also available on the EDGAR Database on the Securities and Exchange Commission’s Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address:  publicinfo@sec.gov, or by writing to:

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-1520

Please refer to Brandywine Funds Investment Company Act File No. 811-04447 for Brandywine Fund and No. 811-06221 for Brandywine Blue Fund when seeking information about the Funds from the Securities and Exchange Commission.

STATEMENT OF ADDITIONAL INFORMATION for Brandywine Fund (BRWIX) and Brandywine Blue Fund (BLUEX)	January 31, 20 13

BRANDYWINE FUNDS

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of the Brandywine Funds dated January 31, 2013.  Requests for copies of the prospectus should be made in writing to the Brandywine Funds, P.O. Box 4166, Greenville, Delaware, 19807, Email: bfunds@friess.com or Website: www.brandywinefunds.com, or by calling (800) 656-3017.

The following financial statements are incorporated by reference to the Annual Report, dated September 30, 2012 , of Brandywine Fund, Inc. (File No. 811-04447) and Brandywine Blue Fund, Inc. (File No. 811-06221), as filed with the Securities and Exchange Commission on Form N-CSR on October 25, 2012 :

Brandywine Fund, Inc.

Statement of Assets and Liabilities
Schedule of Investments
Statement of Operations
Statements of Changes in Net Assets
Financial Highlights
Notes to Financial Statements (combined)
Report of Independent Registered Public Accounting Firm (combined)

Brandywine Blue Fund, Inc.

Statement of Assets and Liabilities
Schedule of Investments
Statement of Operations
Statements of Changes in Net Assets
Financial Highlights
Notes to Financial Statements (combined)
Report of Independent Registered Public Accounting Firm (combined)

Shareholders may obtain a copy of the Annual Report, without charge, by calling (800) 656-3017.

BRANDYWINE FUND, INC.
BRANDYWINE BLUE FUND, INC.
P.O. Box 4166
Greenville, Delaware  19807

BRANDYWINE FUNDS

No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information and the Prospectus dated January 31, 2013 and, if given or made, such information or representations may not be relied upon as having been authorized by the Brandywine Funds.

This Statement of Additional Information does not constitute an offer to sell securities.

GENERAL INFORMATION AND HISTORY

Brandywine Fund, Inc. and Brandywine Blue Fund, Inc. (each a “Company” and collectively the “Companies”) are open-end, diversified management investment companies registered under the Investment Company Act of 1940, as amended (the “Act”).  The Companies are Maryland corporations.  Brandywine Fund, Inc. was incorporated on October 9, 1985 and Brandywine Blue Fund, Inc. was incorporated on November 13, 1990.  Brandywine Fund, Inc. consists of one series, Brandywine Fund.  Brandywine Blue Fund, Inc. consists of two series, Brandywine Blue Fund and Brandywine Advisors Midcap Growth Fund.  This Statement of Additional Information (“SAI”) provides information regarding Brandywine Fund and Brandywine Blue Fund, but not Brandywine Advisors Midcap Growth Fund.  (Brandywine Fund and Brandywine Blue Fund are sometimes hereinafter individually referred to as a “Fund” and collectively as the “Funds”).

INVESTMENT RESTRICTIONS

Each of the Funds has adopted the following investment restrictions, which are matters of fundamental policy and cannot be changed without approval of the holders of the lesser of:  (i) 67% of that Fund’s shares present or represented at a shareholder meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of that Fund.

1. Neither Fund will purchase securities on margin, participate in a joint-trading account, sell securities short, or write or invest in put or call options.

2. Brandywine Blue Fund will not purchase warrants.  Brandywine Fund’s investments in warrants, valued at the lower of cost or market, will not exceed 5% of the value of the Fund’s net assets and of such 5% not more than 2% of the Fund’s net assets at the time of purchase may be invested in warrants that are not listed on the New York Stock Exchange or the American Stock Exchange, now known as NYSE Amex Equities.

3. Neither Fund will borrow money or issue senior securities, except for temporary bank borrowings for emergency or extraordinary purposes (but not for the purpose of purchase of investments) and then only in an amount not in excess of 5% of the value of its net assets, and neither Fund will pledge any of its assets except to secure borrowings and then only to an extent not greater than 10% of the value of such Fund’s net assets.  Neither Fund will purchase securities while it has any outstanding borrowings.

4. Neither Fund will lend money (except by purchasing publicly distributed debt securities or entering into repurchase agreements provided that repurchase agreements maturing in more than seven days plus all other illiquid securities do not exceed 10% of such Fund’s total assets) and neither Fund will lend its portfolio securities.

5. Neither Fund will purchase securities of other investment companies except (a) as part of a plan of merger, consolidation or reorganization approved by the shareholders of such Fund or (b) securities of registered closed-end investment companies on the open market where no commission or profit results, other than the usual and customary broker’s commission and where as a result of such purchase such Fund would hold less than 3% of any class of securities, including voting securities, of any registered closed-end investment company and less than 5% of such Fund’s assets, taken at current value, would be invested in securities of registered closed-end investment companies.

6. Neither Fund will make investments for the purpose of exercising control or management of any company.

7. Each Fund will limit its purchases of securities of any issuer (other than the United States or an instrumentality of the United States) in such a manner that it will satisfy at all times the requirements of Section 5(b)(1) of the Act (i.e., that at least 75% of the value of its total assets is represented by cash and cash items including receivables, U.S. government securities, securities of other investment companies, and other securities for the purpose of the foregoing limited in respect of any one issuer to an amount not greater than 5% of the value of the total assets of such Fund and to not more than 10% of the outstanding voting securities of such issuer.)

8. Neither Fund will concentrate 25% or more of the value of its total assets, determined at the time an investment is made, exclusive of U.S. government securities, in securities issued by companies engaged in the same industry.

9. Neither Fund will acquire or retain any security issued by a company, an officer or director of which is an officer or director of the Companies or an officer, director or other affiliated person of the Funds’ investment adviser.

10. Neither Fund will acquire or retain any security issued by a company if any of the directors or officers of the Companies, or directors, officers or other affiliated persons of the Funds’ investment adviser beneficially own more than 1/2% of such company’s securities and all of the above persons owning more than 1/2% own together more than 5% of its securities.

11. Neither Fund will act as an underwriter or distributor of securities other than of its shares and neither Fund will purchase any securities that are restricted from sale to the public without registration under the Securities Act of 1933, as amended.

12. Neither Fund will purchase any interest in any oil, gas or any other mineral exploration or development program.

13. Neither Fund will purchase or sell real estate or real estate mortgage loans.  (This prohibition shall include limited partnership interests of limited partnerships investing in real estate, but shall not include readily marketable investments in real estate investment trusts or readily marketable securities of companies investing in real estate.)

14. Neither Fund will purchase or sell commodities or commodities contracts, including futures contracts.

The following investment limitations are not fundamental and the Funds’ Board of Directors may change them without shareholder approval. If the Funds’ Board of Directors determines to change one of these investment limitations, the Funds will provide prior written notice to shareholders before implementing the change.

1. Typically, neither Fund will invest in securities of unseasoned issuers, including their predecessors, which have been in operation for less than three years.

2. Except as permitted by the Act (as amended, and as interpreted or modified by the regulatory authority having jurisdiction, from time to time), neither Fund will knowingly sell its shares to any other investment company if, immediately after the sale, more than 3% of the total outstanding voting stock of the Fund is owned by the acquiring company, or more than 10% of the total outstanding voting stock of the Fund is owned by the acquiring company and other investment companies.

3. Except as permitted by the Act (as amended, and as interpreted or modified by the regulatory authority having jurisdiction, from time to time), neither Fund will acquire securities issued by an insurance company if, as a result of such acquisition, the Fund owns more than 10% of the total outstanding voting stock of the insurance company.

4. Except as permitted by the Act (as amended, and as interpreted or modified by the regulatory authority having jurisdiction, from time to time), neither Fund will acquire the securities of an issuer that in its most recent fiscal year derived more than 15% of its gross revenues from securities-related activities if, as a result of such acquisition, the Fund owns more than 5% of the outstanding securities of that class of the issuer’s equity securities, more than 10% of the outstanding principal amount of the issuer’s debt securities, or the Fund has invested more than 5% of the value of its total assets in the securities of the issuer.

5. Except as permitted by the Act (as amended, and as interpreted or modified by the regulatory authority having jurisdiction, from time to time), the Funds will not purchase shares of a registered closed-end investment company if, as a result of such acquisition, the Funds and the other fund in the fund complex (Brandywine Advisors Midcap Growth Fund), combined, own more than 10% of the total outstanding voting stock of such closed-end company.

Unless specifically stated in an investment restriction, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from changes in value of a Fund’s assets will not constitute a violation of that restriction.

INVESTMENT CONSIDERATIONS

Each of the Funds invests mainly in common stocks of U.S. companies and, to a lesser extent, in equity securities of foreign issuers, usually those that are publicly traded in the U.S. either directly or through American Depositary Receipts.  When the Funds’ investment adviser believes that securities other than common stocks offer opportunity for long-term capital appreciation, each Fund may invest up to 30% of its net assets in publicly distributed debt securities, preferred stocks, particularly those that are convertible into or carry rights to acquire common stocks, and warrants (Brandywine Fund only).  (Neither Fund currently intends to invest more than 10% of its net assets in publicly distributed debt securities, preferred stocks or warrants.)  Investments in publicly distributed debt securities and nonconvertible preferred stocks offer an opportunity for growth of capital during periods of declining interest rates, when the market value of such securities generally increases.  Each Fund will limit its investments in publicly distributed debt securities to those that have been assigned one of the three highest ratings of either Standard & Poor’s Corporation (AAA, AA and A) or Moody’s Investors Service, Inc. (Aaa, Aa and A).  In the event a publicly distributed debt security is downgraded after investment, a Fund may retain such security unless it is rated less than investment grade (i.e., less than BBB by Standard & Poor’s Corporation or Baa by Moody’s Investors Service, Inc.).  If it is downgraded below investment grade, the Fund will promptly dispose of such publicly distributed debt security.  A description of the foregoing ratings is set forth in “Description of Securities Ratings.”

The principal risks associated with investments in debt securities are interest rate risk and credit risk.  Interest rate risk reflects the principle that, in general, the value of debt securities rises when interest rates fall and falls when interest rates rise.  Longer-term obligations are usually more sensitive to interest rate changes than shorter-term obligations.  Credit risk is the risk that the issuers of debt securities held by a Fund may not be able to make interest or principal payments.  Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security, leading to greater volatility in the price of the security.

Preferred stocks have a preference over common stocks in liquidation (and generally dividends as well) but are subordinated to the liabilities of the issuer in all respects.  Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similarly stated yield characteristics.  Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors.  Preferred stock also may be subject to optional or mandatory redemption provisions.

The value of a company’s preferred stock (like its common stock) may fall as a result of factors relating directly to that company’s products or services or due to factors affecting companies in the same industry or in a number of different industries.  The value of preferred stock also may be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates.  In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt.  For this reason, the value of the preferred stock usually will react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.  Preferred stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them.  Warrants are options to purchase equity securities at a specific price valid for a specific period of time.  They do not represent ownership of the securities, but only the right to buy them.  Warrants involve the risk that a Fund could lose the purchase value of the warrant if the warrant is not exercised or sold prior to its expiration.  They also involve the risk that the effective price paid for the warrant added to the subscription price of the related security may be greater than the value of the subscribed security’s market price.

As noted above, the Funds may invest in securities of foreign issuers or in American Depositary Receipts of such issuers.  Such investments may involve risks which are in addition to the usual risks inherent in domestic investments.  The value of a Fund’s foreign investments may be significantly affected by changes in currency exchange rates and the Fund may incur costs in converting securities denominated in foreign currencies to U.S. dollars.  In many countries, there is less publicly available information about issuers than is available in the reports and ratings published about companies that are subject to United States federal securities laws and regulations .  Additionally, foreign companies are not subject to uniform accounting, auditing and financial reporting standards.  Dividends and interest on foreign securities may be subject to foreign withholding taxes, which would reduce a Fund’s income without providing a tax credit for the Fund’s shareholders.  Although the Funds intend to invest in securities of foreign issuers domiciled in nations that the Funds’ investment adviser considers as having stable and friendly governments, there is the possibility of expropriation, confiscatory taxation, currency blockage, or political or social instability that could affect investments in those nations.

The money market instruments in which the Funds invest include conservative fixed-income securities, such as U.S. Treasury Bills, certificates of deposit of U.S. banks (provided that the bank has capital, surplus and undivided profits, as of the date of its most recently published annual financial statements, with a value in excess of $100,000,000 at the date of investment), commercial paper rated A-1 by Standard & Poor’s Corporation or Prime-1 by Moody’s Investors Service, Inc., commercial paper master notes and repurchase agreements.  Commercial paper master notes are unsecured promissory notes issued by corporations to finance short-term credit needs.  They permit a series of short-term borrowings under a single note.  Borrowings under commercial paper master notes are payable in whole or in part at any time upon demand, may be prepaid in whole or in part at any time, and bear interest at rates that are fixed to known lending rates and automatically adjusted when such known lending rates change.  There is no secondary market for commercial paper master notes.  The Funds’ investment adviser will monitor the creditworthiness of the issuers of the commercial paper master notes while any borrowings are outstanding.

Repurchase agreements are agreements under which the seller of a security agrees at the time of sale to repurchase the security at an agreed time and price.  Neither Fund will enter into repurchase agreements with entities other than banks nor invest over 5% of its net assets in repurchase agreements with maturities of more than seven days.  If a seller of a repurchase agreement defaults and does not repurchase the security subject to the agreement, the Fund will look to the collateral security underlying the seller’s repurchase agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller’s obligation to the Fund.  In such event, the Fund might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines.  In addition, if bankruptcy proceedings are instituted against a seller of a repurchase agreement, realization upon the collateral may be delayed or limited.

PORTFOLIO TURNOVER

Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the investment adviser, investment considerations warrant such action.  A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.

Brandywine Fund
September 30, 2012	256%
September 30, 2011	234%

Brandywine Blue Fund
September 30, 2012	243%
September 30, 2011	250%

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds maintain written policies and procedures regarding the disclosure of their portfolio holdings to ensure that disclosure of information about portfolio securities is in the best interests of the Funds’ shareholders.  The Funds may not receive any compensation for providing this information.  The Funds’ Chief Compliance Officer will report periodically to the Board of Directors with respect to compliance with the Funds’ portfolio holdings disclosure procedures.

Fund Service Providers.  The Funds have entered into arrangements with certain third party service providers for services that require these groups to have access to the Funds’ portfolio holdings.  As a result, such third party service providers may receive portfolio holdings information prior to and more frequently than the public disclosure of such information.  There is no set frequency at which this information is provided to a Fund’s service providers, as it is only provided on an as-needed basis in connection with their services to the Fund, and the need for such disclosure arises from time to time throughout the year.  As a result, there is also no set time between the date of such information being made available to certain third party service providers and the date on which the information is publicly disclosed. In each case, the Funds’ Board of Directors has determined that such advance disclosure is supported by a legitimate business purpose and that the recipient is subject to a duty to keep the information confidential.  These third party service providers include the Funds’ administrator, independent registered public accountants, financial printer, legal counsel, transfer agent and custodian.

Rating and Ranking Organizations.  The Funds’ Board of Directors has determined that the Funds may provide their portfolio holdings to the rating and ranking organizations listed below.  The Funds may provide portfolio information to these organizations on either a monthly or quarterly basis but not until such information is approximately 10 business days old.

Morningstar, Inc.
Lipper, Inc.
Bloomberg L.P.
Thomson Financial Research
Vickers Stock Research
AON Investment Consulting
Evaluation Associates (Brandywine Fund only)

The determination was made that these organizations provide investors with a valuable service and, therefore, it is in the best interests of the Funds’ shareholders to provide them with non-public portfolio holdings information.  This information is not provided on the condition that it be kept confidential or that such organizations not trade on such information.  However, the Funds’ officers receive reports on a regular basis as to purchases and redemptions of shares of the Funds and review these reports to determine if there is any unusual trading in shares of the Funds.  The Funds’ officers will report to the Board of Directors any such unusual trading in shares of the Funds.  The Funds may not pay these organizations in connection with the dissemination of the Funds’ portfolio holdings.

Public Disclosure.  The Funds’ quarterly reports to shareholders, containing quarter-end portfolio holdings, are distributed to shareholders approximately 10 business days after the end of each calendar quarter.

DIRECTORS AND OFFICERS OF THE COMPANIES

Management Information

As Maryland corporations, the business and affairs of each Company are managed by its officers under the direction of its Board of Directors.  The same persons currently serve as directors and officers of both Brandywine Fund, Inc. and Brandywine Blue Fund, Inc.  The name, address, principal occupations during the past five years, other public company and registered investment company directorships held during the past five years and other information with respect to each of the current directors and officers of the Companies, as of the date of this SAI, are as follows:

	Position(s) Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Director(1)	Other Directorships Held by Director during the Past Five Years

“Disinterested Persons”

C. Quentin S. Jackson Age: 69 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Director	Indefinite, until successor elected since 2001	Mr. Jackson is retired. He was the President and Chief Executive Officer of Nuclear Electric Insurance Ltd., a multibillion-dollar company mutually owned by energy companies.	3	None

Stuart A. McFarland Age: 65 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Director (Lead Independent Director)	Indefinite, until successor elected since 2001	Mr. McFarland is Managing Partner of Federal City Capital Advisors, LLC, a financial advisory firm.	3	Helios Funds (8 portfolios) and Newcastle Investment Corporation

Thomas D. Wren Age: 61 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Director (Chairman of the Audit Committee)	Indefinite, until successor elected since 2006	Mr. Wren is retired. He was a senior adviser for Promontory Financial Group, LLC, Washington, DC, a financial and regulatory consulting firm from 2006 to 2011.	3	ACM Financial Trust, Inc. and Hatteras Financial Corp.

Position(s) Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Director(1)	Other Directorships Held by Director during the Past Five Years

“Disinterested Persons”

Stephen M. Wynne Age: 58 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Director	Indefinite, until successor elected since 2011	Mr. Wynne is retired. He was the CEO of the U.S. Funds Services business unit of Bank of New York Mellon, following the acquisition in 2010 of PNC Global Investment Servicing. He was the CEO of PNC Global Investment Servicing where he served in various capacities from 1977 until 2010.	3	FundVantage Trust (21 portfolios) and Copeland Trust ( 2 portfolios )

James W. Zug Age: 72 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Director	Indefinite, until successor elected since 2001	Mr. Zug is a retired Partner of PricewaterhouseCoopers LLP. He was employed with PricewaterhouseCoopers and its predecessors from 1964 until 2000.	3	Allianz Funds (19 portfolios), Amkor Technology, Inc. and Teleflex Inc.
_______________
(1)	Brandywine Fund, Brandywine Blue Fund and Brandywine Advisors Midcap Growth Fund are the only Funds in the Fund Complex.

Position(s) Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Director(1)	Other Directorships Held by Director during the Past Five Years

“Interested Persons” (as defined in the Act) (2)

William F. D’Alonzo Age: 58 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Director President and Chairman	Indefinite, until successor elected since 2001 1 year term President since 2003 Chairman since 2004	Mr. D’Alonzo joined Friess Associates, LLC in 1981 as part of the research team. He became Chief Investment Officer of Friess Associates, LLC and Friess Associates of Delaware, LLC, an affiliate of Friess Associates, LLC (the “Friess Companies”), in 1997 and Chief Executive Officer of the Friess Companies in 2002.	3	None

Position(s) Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Director(1)	Other Directorships Held by Director during the Past Five Years

“Interested Persons” (as defined in the Act) (2)

Joseph J. Fields Age: 57 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Vice President	1 year term since 2007	Mr. Fields joined Friess Associates, LLC in 1999. He is currently a Client Relationship Manager of the Friess Companies.	N/A	N/A

Scott W. Gates Age: 51 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Vice President	1 year term since 2011	Mr. Gates joined Friess Associates, LLC in 2003 as part of the research team and became a Research Team Leader in 2008 and Co-Chief Investment Officer in 2012.	N/A	N/A
J. Gordon Kaiser Age: 53 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Vice President and Treasurer	1 year term Vice President since 2007; Treasurer since 2011	Mr. Kaiser joined Friess Associates, LLC in 1999. He is currently a Client Relationship Manager of the Friess Companies.	N/A	N/A

David D. Marky Age: 47 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Vice President and Chief Compliance Officer	1 year term as Vice President since 2002 and at the discretion of the Board as Chief Compliance Officer since 2004	Mr. Marky joined Friess Associates, LLC in 2000. He is currently the Chief Operating Officer and the Chief Compliance Officer of the Friess Companies.	N/A	N/A

Colleen M. Rowley Age: 41 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Secretary	1 year term since 2011	Ms. Rowley joined Friess Associates, LLC in 1998. She currently serves as H ead of T rading O perations for the Friess Companies .	N/A	N/A
_______________
(1)	Brandywine Fund, Brandywine Blue Fund and Brandywine Advisors Midcap Growth Fund are the only Funds in the Fund Complex.
(2)	All of the officers of the Companies and employees of the Friess Companies are “interested persons” of the Companies (as defined in the Act).

Qualification of Directors

William F. D’Alonzo has for many years served as a portfolio manager of the Funds, and has been a director of the Companies for 12 years.  His experience and skills as a portfolio manager of the Funds, as well as his familiarity with the investment strategies utilized by the Funds’ investment adviser and with the Funds’ portfolios, led to the conclusion that he should serve as a director.  C. Quentin S. Jackson has extensive experience working in regulated industries like the investment management industry and a deep understanding of financial statements, having served as the President and Chief Executive Officer of a multibillion - dollar insurance company, making him a valuable source of knowledge.  Stuart A. McFarland’s experience as the managing partner of a financial advisory firm and chairman of a thrift holding company has provided him with a firm understanding of financial statements, the financial industry and its rules and regulations, enabling him to provide the Board with valuable input and oversight.  Thomas D. Wren has extensive experience in the financial industry, most recently serving as a senior adviser for a financial and regulatory consulting firm, that has provided him with a thorough knowledge of financial products and the rules and regulations related to the financial industry, making him a valuable member of the Board.  Stephen M. Wynne has more than 30 years of experience servicing clients participating in the global investment management and distribution industry.  As CEO for two different financial services firms, Mr. Wynne has overseen and directed his organizations’ strategic and operational development in servicing the needs of mutual funds, exchange-traded funds, hedge funds, managed accounts and offshore funds, making him a valuable source of information and insight for the Board.  James W. Zug’s experience as a partner of a certified public accounting firm provided him with an extensive background in financial statement analysis and related financial expertise, which he brings to the Board in a relatable, effective way.  Each of Messrs. Jackson, McFarland, Wren, Wynne and Zug takes a conservative and thoughtful approach to addressing issues facing the Funds.  The combination of skills and attributes discussed above led to the conclusion that each of Messrs. Jackson, McFarland, Wren, Wynne and Zug should serve as a director.

Board Leadership Structure

The Board of Directors has general oversight responsibility with respect to the operation of the Companies and the Funds, and has structured itself in a manner that it believes allows it to perform its oversight function effectively.  The Board has engaged the Funds’ investment adviser to manage the Funds and is responsible for overseeing the adviser and other service providers to the Companies and the Funds in accordance with the provisions of the Act and other applicable laws.  The Board has established an Audit Committee to assist the Board in performing its oversight responsibilities.  More than 75% of the members of the Board are disinterested persons of the Funds (the “Independent Directors”), and the Audit Committee is comprised entirely of Independent Directors.  The Chairman of the Board is the President and the Chief Investment Officer of the Funds’ investment adviser.  The Board has a Lead Independent Director, who acts as the primary liaison between the Independent Directors and management.  The Independent Directors, including the Lead Independent Director, help identify matters for consideration by the Board and the Lead Independent Director regularly participates in the agenda setting process for Board meetings.

In developing its structure, the Board has considered that the Chairman of the Board, as the Chief Investment Officer of the Funds’ investment adviser, can provide valuable input based on his tenure with the adviser and experience in the types of securities in which the Funds invest.  The Board has also determined that the structure of the Lead Independent Director and the function and composition of the Audit Committee are appropriate means to provide effective oversight on behalf of Fund shareholders and address any potential conflicts of interest that may arise from the Chairman’s status as an interested person of the Funds.

Board Oversight of Risk

Through its direct oversight role, and indirectly through the Audit Committee, and officers of the Funds and service providers, the Board of Directors performs a risk oversight function for the Funds.  To effectively perform its risk oversight function, the Board, among other things, performs the following activities: receives and reviews reports related to the performance and operations of the Funds; reviews and approves, as applicable, the compliance policies and procedures of the Funds; approves the Funds’ principal investment policies; meets with representatives of various service providers, including the Funds’ investment adviser and the independent registered public accounting firm of the Funds, to review and discuss the activities of the Funds and to provide direction with respect thereto; and appoints a chief compliance officer of the Funds who oversees the implementation and testing of the Funds’ compliance program and reports to the Board regarding compliance matters for the Funds and their service providers.

The Companies have an Audit Committee, which plays a significant role in the risk oversight of the Funds as it meets annually with the auditors of the Funds.  Additionally, the Board meets quarterly with the Funds’ C hief C ompliance O fficer.

Not all risks that may affect the Funds can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects.  It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Funds, the Funds’ investment adviser or other service providers.  Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Funds’ goals.  As a result of the foregoing and other factors, the Funds’ ability to manage risk is subject to substantial limitations.

Board Committees

Each of the Companies’ Boards of Directors has created an Audit Committee whose members consist, as of the date of this SAI, of Messrs., Wren, Wynne and Zug.  The primary functions of the Audit Committee are to recommend to the Companies’ Boards of Directors the independent registered public accounting firm to be retained to perform the annual audit of the Funds, to review the results of the audit, to review the Funds’ internal controls and to review certain other matters relating to the Funds’ auditors and financial records. The Companies’ Boards of Directors have no other committees.  The A udit  C ommittee met twice during the fiscal year ended September 30, 2012 .

Board Compensation

The current standard method of compensating directors of the Companies is for Brandywine Fund, Brandywine Blue Fund and Brandywine Advisors Midcap Growth Fund to pay each disinterested director a fee of $23,300, $23,300 and $3,400, respectively.  The lead independent director is paid an additional $8,000 annually, divided proportionately among the Funds.  The chairman of the audit committee is paid an additional $5,000 annually, divided proportionately among the Funds.  The Companies also may reimburse directors for travel expenses incurred in order to attend meetings of the Board of Directors.

The tables below set forth the compensation paid by Brandywine Fund and Brandywine Blue Fund to each of the directors of the Companies during the fiscal year ended September 30, 2012 :

COMPENSATION TABLE
BRANDYWINE FUND

Name of Person	Aggregate Compensation From Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex(1) Paid to Directors

“Disinterested Persons”

C. Quentin S. Jackson	$24,252	$0	$0	$52,000

Stuart A. McFarland	$27,667	$0	$0	$58,500

Thomas D. Wren	$24,654	$0	$0	$52,500

Stephen M. Wynne	$23,300	$0	$0	$50,000

James W. Zug	$23,300	$0	$0	$50,000

“Interested Persons” (as defined in the Act)

William F. D’Alonzo	$0	$0	$0	$0

_______________
(1)	Brandywine Fund, Brandywine Blue Fund and Brandywine Advisors Midcap Growth Fund are the only Funds in the Fund Complex.

COMPENSATION TABLE
BRANDYWINE BLUE FUND

Name of Person	Aggregate Compensation From Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex(1) Paid to Directors

“Disinterested Persons”

C. Quentin S. Jackson	$24,257	$0	$0	$52,000

Stuart A. McFarland	$26,966	$0	$0	$58,500

Thomas D. Wren	$24,296	$0	$0	$52,500

Stephen M. Wynne	$23,300	$0	$0	$50,000

James W. Zug	$23,300	$0	$0	$50,000

“Interested Persons” (as defined in the Act)

William F. D’Alonzo	$0	$0	$0	$0
_______________
(1)	Brandywine Fund, Brandywine Blue Fund and Brandywine Advisors Midcap Growth Fund are the only Funds in the Fund Complex.

Ownership of Board in Funds and Fund Complex

The governance policies of the Funds contemplate that each independent director will have invested in excess of $100,000 in the aggregate of shares of Brandywine Fund, Brandywine Blue Fund and Brandywine Advisors Midcap Growth Fund after three years of service as a director.  It is not contemplated that directors will modify their investment level in the Funds due to market value fluctuations.  The following table sets forth the dollar range of equity securities beneficially owned by each director in Brandywine Fund and Brandywine Blue Fund as of December 31,  2012 , which is also the valuation date:

Name of Director	Dollar Range of Equity Securities in Brandywine Fund	Dollar Range of Equity Securities in Brandywine Blue Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies(1)

“Disinterested Persons”
C. Quentin S. Jackson	Over $100,000	Over $100,000	Over $100,000
Stuart A. McFarland	$50,001 - $100,000	$50,001 - $100,000	Over $100,000
Thomas D. Wren	Over $100,000	Over $100,000	Over $100,000
Stephen M. Wynne	$50,001 - $100,000	$50,001 - $100,000	Over $100,000
James W. Zug	$50,001 - $100,000	$10,001 - $50,000	$50,001 - $100,000

“Interested Persons” (as defined in the Act)
William F. D’Alonzo	Over $100,000	Over $100,000	Over $100,000
_______________
(1)	The funds that comprise the “Family of Investment Companies” are the Brandywine Fund, Brandywine Blue Fund and Brandywine Advisors Midcap Growth Fund.

Code of Ethics

The Companies and Friess Associates, LLC, the Funds’ investment adviser, have adopted a code of ethics pursuant to Rule 17j-1 under the Act.  The code of ethics permits personnel subject thereto to invest in securities, including securities that may be purchased or held by a Fund.  The code of ethics prohibits, among other things, persons subject thereto from purchasing or selling securities if they know at the time of such purchase or sale that the security is being considered for purchase or sale by a Fund or is being purchased or sold by a Fund.  While the code of ethics permits access persons of the Friess Companies to purchase and redeem shares of the Funds, it requires that such transactions be approved in advance by the Friess Companies Compliance Department, and prohibits a purchase within 10 business days of a redemption and a redemption within 10 business days of a purchase.

Proxy Voting

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at the Funds’ website at http://www.brandywinefunds.com or the website of the Securities and Exchange Commission at http://www.sec.gov.

The Funds vote proxies in accordance with their proxy voting policy.  The Friess Companies employ Institutional Shareholder Services Inc. to assist them in voting proxies for the Funds.  When the Funds vote proxies they generally follow the so-called “Wall Street Rule” (namely, they vote as management recommends or sell the stock prior to the meeting).  The Friess Companies believe that following the “Wall Street Rule” is usually consistent with the economic best interests of the Funds.  Consistent with their duty of care, the Friess Companies monitor proxy proposals just as they monitor other corporate events affecting the companies in which the Funds invest.

In the event that a vote presents a conflict of interest between the interests of the Funds and the Friess Companies, the Friess Companies will defer to the recommendations of Institutional Shareholder Services Inc.   A brief description of the recommendations of Institutional Shareholder Services Inc. is set forth below.

The Institutional Shareholder Services Inc. proxy voting guidelines generally call for voting FOR:

•	Proposals to ratify auditors

•	Proposals to repeal classified boards and to elect all directors annually

•	Proposals asking that a majority or more of directors be independent

•	Proposals asking that audit, compensation and/or nominating committees be composed exclusively of independent directors

•	Proposals to allow or make easier shareholder action by written consent

•	Proposals that remove restrictions on the right of shareholders to act independently of management

•	Proposals to lower supermajority vote requirements

•	Proposals to adopt confidential voting

•	Proposals asking a company to submit its poison pill for shareholder ratification

The Institutional Shareholder Services Inc. proxy voting guidelines generally call for voting AGAINST:

•	Proposals to classify the board of directors

•	Proposals to restrict or prohibit shareholder ability to take action by written consent

•	Proposals to restrict or prohibit shareholder ability to call special meetings

•	Proposals to require a supermajority vote

•	Proposals to eliminate cumulative voting

The Institutional Shareholder Services Inc. proxy voting guidelines generally call for voting on a case-by-case basis on:

•	Proposals to elect directors in uncontested elections ( Institutional Shareholder Services Inc. considers independence, attendance, long-term company performance and a number of other factors)

•
Proposals requiring that the positions of chairman and chief executive officer be held by different persons.  ( Institutional Shareholder Services Inc. looks to see if the company has governance structures in place that counterbalance a combined position)

•	Proposals to elect directors in contested elections ( Institutional Shareholder Services Inc. evaluates each side’s qualifications, track record and proposals)

•	Proposals to redeem or ratify a poison pill

•	Proposals for a merger or other corporate restructuring ( Institutional Shareholder Services Inc. considers pricing, strategic rationale and the negotiating process)

•	Proposals for reincorporation ( Institutional Shareholder Services Inc. considers both financial and corporate governance concerns)

•	Proposals to increase authorized common stock and to create dual class common stock ( Institutional Shareholder Services Inc. considers the financial and voting implications)

•
Proposals to approve compensation plans ( Institutional Shareholder Services Inc. considers a number of factors that primarily focus on the level of transfer of shareholder wealth and voting power dilution)

PRINCIPAL SHAREHOLDERS

Set forth below are the names and addresses of all holders of each Fund’s shares who as of January 1, 2013 owned beneficially or of record more than 5% of such Fund’s then outstanding shares, as well as the number of shares of each Fund beneficially owned by all officers and directors of the Companies as a group.  A shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund’s voting securities may be deemed to “control” (as defined in the Act) the Fund.  Shareholders with a controlling interest could affect the outcome of any matter requiring the approval of shareholders of a Fund.

Brandywine Fund
Name and Address	Percentage Ownership

Charles Schwab & Co., Inc.(1) Reinvest Account Attn: Mutual Funds Dept. 211 Main St. San Francisco, CA 94105-1905	6.55%

National Financial Services Corp.(1) For The Exclusive Benefit of our Customers Church Street Station P.O. Box 3908 New York, NY 10008-3908	6.41%

Officers and directors as a group ( 11 persons)	(2)

(1)	Owned of record only.
(2)	Less than one percent.

Brandywine Blue Fund
Name and Address	Percentage Ownership

Charles Schwab & Co. Inc. (1) Special Custody Account For The Exclusive Benefit of Customers Attn: Mutual Funds Dept. 211 Main St. San Francisco, CA 9410 5-1905	18.93%
Pershing LLC(1) P.O. Box 2052 Jersey City, NJ 07303-2052	16.96%

State Street Bank & Trust FBO Adventis Healthcare Retirement Plan 105 Rosemont Road Westwood, MA 02090-2318	11.37%

Brandywine Blue Fund
Name and Address	Percentage Ownership

National Financial Services Corp.(1) For The Exclusive Benefit of our Customers Church Street Station P.O. Box 3908 New York, NY 10008-3908	8.84%

TD Ameritrade Inc.(1) For The Exclusive benefit of our clients P.O. Box 2226 Omaha, NE 68103-2226	6.96%

Officers and directors as a group ( 11 persons)	(2)

(1)	Owned of record only.
(2)	Less than 1%.

Other than the foregoing, the Funds were not aware of any person who, as of January 1, 201 3 , owned of record or beneficially 5% or more of the shares of either Fund.

INVESTMENT ADVISER, SUB-ADVISER AND PORTFOLIO MANAGERS

Investment Adviser

The investment adviser to the Funds is Friess Associates, LLC (formerly Friess Associates, Inc.) (the “Adviser”).  Affiliated Managers Group, Inc. (“AMG”) is the managing member of the Adviser. AMG, Boston, Massachusetts, is a publicly-traded asset management company that holds equity interests in investment management firms.  Each investment advisory agreement between a Fund and the Adviser (each an “Advisory Agreement” and, collectively, the “Advisory Agreements”) allows the Adviser to delegate some or all of its responsibilities to one or more sub-advisers.  Under the Advisory Agreements, the Adviser furnishes continuous investment advisory services and management to the Fund.  The Adviser supervises and manages the investment portfolio of the Fund and, subject to such policies as the Board of Directors of the Company may determine, directs the purchase or sale of investment securities in the day-to-day management of the Fund’s investment portfolio.  For its services, each Fund pays the Adviser a monthly management fee at the annual rate of 1% of the daily net assets of such Fund.  The Adviser at its own expense and without reimbursement from the Funds, furnishes office space and all necessary office facilities, equipment and executive personnel for managing the investments of the Funds and pays the salaries and fees of all officers and directors of the Companies (except the fees paid to directors who are not interested persons of the Adviser).

During each of the last three fiscal years, the Funds paid the Adviser investment advisory fees as set forth below:

Fund	Fiscal Year Ended September 30	Investment Advisory Fees

Brandywine Fund	2012	$12,270,565

	2011	$18,413,222

	2010	$19,997,202

Brandywine Blue Fund	2012	$11,689,825

	2011	$21,271,021

	2010	$22,155,759

The Funds pay all of their expenses not assumed by the Adviser including, but not limited to, the costs of preparing and printing their registration statements required under the Securities Act of 1933 and the Act and any amendments thereto, the expense of registering their shares with the Securities and Exchange Commission and in the various states, the printing and distribution cost of prospectuses mailed to existing shareholders, the cost of stock certificates, director and officer liability insurance, reports to shareholders, reports to government authorities and proxy statements, interest charges, brokerage commissions, and expenses incurred in connection with portfolio transactions.  No reimbursement was required during the fiscal years ended September 30, 2012, 2011, and 2010.

The Funds also pay the fees of directors who are not interested persons of the Companies, association membership dues, auditing and accounting services, fees and expenses of any custodian or trustees having custody of assets of the Funds, expenses of calculating the Funds’ net asset values and repurchasing and redeeming shares, and charges and expenses of dividend disbursing agents, registrars, and stock transfer agents, including the cost of keeping all necessary shareholder records and accounts and handling any problems related thereto.

The Adviser has undertaken to reimburse each Fund to the extent that the aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions and extraordinary items, exceed that percentage of the average net assets of such Fund for such year, as determined by valuations made as of the close of each business day of the year, which is the most restrictive percentage provided by the state laws of the various states in which the Funds’ shares are qualified for sale.  As of the date hereof, no such state law provision was applicable to either Fund.  Each Fund monitors its expense ratio at least on a monthly basis.  If the accrued amount of the expenses of a Fund exceeds the applicable expense limitation, the Fund creates an account receivable from the Adviser for the amount of such excess.  In such a situation the monthly payment of the Adviser’s fee will be reduced by the amount of such excess, subject to adjustment month by month during the balance of such Fund’s fiscal year if accrued expenses thereafter fall below this limit.  Notwithstanding the most restrictive applicable expense limitation of state securities commissions described above, the Adviser has voluntarily agreed to reimburse each Fund for any such expenses incurred in excess of 2% of average net assets.  No reimbursement was required during the fiscal years ended September 30, 2012, 2011, and 2010.

Each Advisory Agreement will remain in effect as long as its continuance is specifically approved at least annually, by (i) the Board of Directors of the applicable Company, or by the vote of a majority (as defined in the Act) of the outstanding shares of the applicable

Fund, and (ii) by the vote of a majority of the directors of the applicable Company who are not parties to the Advisory Agreement or interested persons of the Adviser, cast in person at a meeting called for the purpose of voting on such approval.  Each Advisory Agreement provides that it may be terminated at any time without the payment of any penalty, by the Board of Directors of the applicable Company or by vote of a majority of the applicable Fund’s shareholders, on 60 days written notice to the Adviser, and by the Adviser on the same notice to the applicable Fund and that it shall be automatically terminated if it is assigned.

Each Advisory Agreement provides that the Adviser shall not be liable to the applicable Fund or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.  Each Advisory Agreement also provides that the Adviser and its officers, directors and employees may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render investment advisory services to others.
Sub-Adviser

The sub-adviser to each Fund is Friess Associates of Delaware, LLC (the “Sub-Adviser”).  AMG is the managing member of the Sub-Adviser.  Pursuant to sub-advisory agreements between each Fund, the Adviser and the Sub-Adviser (the “Sub-Advisory Agreements”), the Sub-Adviser is responsible for managing the investment and reinvestment of each Fund’s assets and will take such steps as may be necessary to implement its investment decisions to the extent such authority has been delegated to it by the Adviser.  Under the Sub-Advisory Agreements, the Sub-Adviser, at its own expense and without reimbursement from the Companies or the Funds, shall furnish office space, and all necessary office facilities, equipment and executive personnel for performing the duties delegated to it.  For its services to each Fund, the Adviser, not the Fund, pays the Sub-Adviser’s fees.

Each Sub-Advisory Agreement will remain in effect as long as its continuance is specifically approved at least annually by (i) the Board of Directors of the applicable Company, or by the vote of a majority (as defined in the Act) of the outstanding shares of the applicable Fund, and (ii) by the vote of a majority of the directors of the applicable Company who are not interested parties to the Sub-Advisory Agreement or interested persons of the Sub-Adviser, cast in person at a meeting called for the purpose of voting on such approval.  Each Sub-Advisory Agreement provides that it may be terminated at any time without payment of any penalty, by any party immediately upon written notice to the other parties in the event of a breach of any provision of the Sub-Advisory Agreement by the party so notified, or otherwise upon giving 30 days written notice to the other parties, and that it shall be automatically terminated if it is assigned.

Each Sub-Advisory Agreement provides that the Sub-Adviser shall not be liable to the applicable Fund or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.  Each Sub-Advisory Agreement also provides that the Sub-Adviser and its officers, directors and employees may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render investment advisory services to others.

The benefits derived by the Adviser and the Sub-Adviser from soft dollar arrangements are described under the caption “Allocation of Portfolio Brokerage.”

Portfolio Managers

The portfolio managers to the Funds may have responsibility for the day-to-day management of accounts other than the Funds.  Information regarding these other accounts is set forth below.  The number of accounts and assets is shown as of September 30, 2012 .

	Number of Other Accounts Managed and Total Assets by Account Type			Number of Accounts and Total Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

William F. D’Alonzo	3 $ 162.9 million	1 $ 39.3 million	20 $ 428 million	-- $--	-- $--	-- $--
Scott W. Gates	3 $ 162.9 million	1 $ 39.3 million	20 $ 428 million	-- $--	-- $--	-- $--

The portfolio managers of the Adviser and the Sub-Adviser are often responsible for managing other accounts.  The Adviser and the Sub-Adviser typically assign accounts with similar investment strategies to the portfolio managers to mitigate the potentially conflicting investment strategies of accounts.  Other than potential conflicts between investment strategies, the side-by-side management of the Funds and other accounts may raise potential conflicts of interest due to the interest held by the Adviser or one of its affiliates or the Sub-Adviser or one of its affiliates, as the case may be, in an account and certain trading practices used by the portfolio managers (for example, cross trades between a Fund and another account and allocation of aggregated trades).  The Adviser and the Sub-Adviser have developed policies and procedures reasonably designed to mitigate those conflicts.  In particular, the Adviser and the Sub-Adviser have adopted policies limiting the ability of portfolio managers to cross securities between Funds and policies designed to ensure the fair allocation of securities purchased on an aggregated basis.

With respect to initial public offerings and secondary offerings that are part of a syndicate calendar (collectively “IPOs”) the Adviser and Sub-Adviser use their best efforts to allocate fairly IPOs to all eligible accounts.  When feasible, IPOs are allocated pro rata to all eligible accounts.  Such allocations are generally not feasible because IPO allocations are limited and a pro rata allocation would result in extremely small positions held by eligible accounts.  To avoid this result, IPOs are generally allocated to eligible accounts using a rotation system designed to treat equitably all eligible accounts.  The rotation system considers the performance of IPOs previously allocated.

The portfolio managers are compensated in various forms.  The following table outlines the forms of compensation paid to each portfolio manager as of September 30, 2012 .

Name of Portfolio Managers	Form of Compensation	Source of Compensation	Method Used to Determine Compensation (Including Any Differences in Method Between Account Types)

William F. D’Alonzo	Salary/Bonus	Adviser/Sub- Adviser
Mr. D’Alonzo receives a fixed salary from the
Adviser that is set by reference to industry standards.
He also receives an annual bonus based on the
growth of client assets managed by the Adviser and
its resulting revenue.

Scott W. Gates	Salary/Bonus	Adviser/Sub- Adviser
Mr. Gates receives a fixed salary from the Adviser
that is set by reference to industry standards.  He also
receives an annual subjective bonus based solely on
the overall profitability of the Adviser after taxes for
the prior fiscal year.

The following table sets forth the dollar range of equity securities of each Fund beneficially owned by each of the portfolio managers of such Fund as of September 30, 2012.

Name of Portfolio Managers	Dollar Range of Equity Securities of Brandywine Fund	Dollar Range of Equity Securities of Brandywine Blue Fund

William F. D’Alonzo	Over $1,000,000	Over $1,000,000

Scott W. Gates	$10,001 - $50,000	None

SERVICE AGREEMENTS

U.S. Bancorp Fund Services, LLC, (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as administrator and accountant to the Funds pursuant to an administration agreement and an accounting agreement (the “Agreements”).  USBFS provides certain administrative and accounting services to the Funds, including, among other responsibilities, preparing financial statements, excise tax returns and reports required by the Securities and Exchange Commission; coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of the Funds’ independent contractors and agents; arranging for the computation of performance data, including net asset value; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, USBFS does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.  Pursuant to the Agreements, as compensation for its services, USBFS receives from the Fund Complex (Brandywine Fund, Brandywine Blue Fund, Brandywine Advisors Midcap Growth Fund) a single fee based on the Funds’ aggregate current average daily net assets subject to a $40,000 per Fund annual minimum.   USBFS also is entitled to certain out-of-pocket expenses.  USBFS, the Transfer Agent and Custodian are affiliated entities under the common control of USBFS.

The Agreements may be terminated by either party upon giving 90 days prior written notice to the other party or such shorter period as is mutually agreed upon by the parties.  Notwithstanding the foregoing, the Agreements may be terminated by any party upon the breach of the other party of any material term of the Agreements if such breach is not cured within 15 days of notice of such breach to the breaching party.  The Agreements also provide that the administrator shall not be liable for any error of judgment or mistake of law except a loss arising out of or relating to its refusal or failure to comply with the terms of the Agreements or from its bad faith, negligence or willful misconduct in the performance of its duties under the Agreements.  The following table shows the dollar amount of administration fees paid to USBFS by the Funds for the fiscal years ended September 30, 2012 , 2011 and 2010:

Fund	Fiscal Year Ended September 30	Service Fees

Brandywine Fund	2012	$148,452

	2011	$207,141

	2010	$222,354

Brandywine Blue Fund	2012	$117,776

	2011	$217,433

	2010	$224,766

DISTRIBUTOR

Quasar Distributors, LLC (the “Distributor”), a registered broker-dealer, acts as the principal underwriter in connection with the continuous offering of the shares of the Funds pursuant to a Distribution Agreement.  The address of the Distributor is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.  The Distributor, Administrator, Transfer Agent and Custodian are affiliated companies.  The Distributor offers shares of the Funds as agent on a best efforts basis and is not obligated to sell any specific amount of shares.

Continuance of the Distribution Agreement with respect to each Fund is subject to annual approval by vote of the Directors, including a majority of the Directors who are not “interested persons” of the Funds.  The Funds and the Distributor each have the right to terminate the Distribution Agreement on 60 days prior written notice, without penalty.  The Distribution Agreement will terminate automatically in the event of its assignment, as defined in the 1940 Act and the rules thereunder.

DETERMINATION OF NET ASSET VALUE

The net asset value of each Fund normally will be determined as of the close of trading on each day the New York Stock Exchange is open for trading.  The New York Stock Exchange is generally open for trading Monday through Friday except New Year’s Day, Dr. Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  Additionally, if any of the aforementioned holidays falls on a Saturday, the New York Stock Exchange will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the New York Stock Exchange will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.  The New York Stock Exchange also may be closed on national days of mourning and in the case of certain emergencies.

The net asset value (or “price”) per share of each Fund is determined by dividing the total value of that Fund’s investments and other assets less any liabilities, by the number of its outstanding shares.  In calculating each Fund’s net asset value, securities that are listed on a national securities exchange (other than The NASDAQ OMX Group, Inc., referred to as NASDAQ) are valued at the last sale price on the day the valuation is made.  Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market, are valued at the Nasdaq Official Closing Price.  Securities price information on listed stocks is taken from the exchange where the security is primarily traded.  Securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid prices.  Other securities will generally be valued at the most recent bid price if market quotations are readily available.  Debt securities (other than short term instruments) are valued at the latest bid prices furnished by independent pricing services.

The Funds value most money market instruments they hold at their amortized cost.  If market quotations are not available, the Funds will value securities at their fair value pursuant to procedures established by and under the supervision of the Board of Directors.  The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale.  The fair value of a security may differ from the last quoted price and the Funds may not be able to sell a security at the fair value.  Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange.

PURCHASE OF SHARES

The Funds have adopted procedures pursuant to Rule 17a-7 under the Act pursuant to which a Fund may effect a purchase and sale transaction with an affiliated person of that Fund (or an affiliated person of such an affiliated person) in which the Fund issues its shares in exchange for securities of a character which is a permitted investment for that Fund.  For purposes of determining the number of shares of the Fund to be issued, the securities to be exchanged will be valued in accordance with the requirements of Rule 17a-7.    A Fund will only effect a Rule 17a-7 transaction with an affiliated person of the Fund who is an affiliate solely by reason of having a common investment adviser, common portfolio manager, common directors and/or common officers.

AUTOMATIC INVESTMENT PLAN

Shareholders wishing to invest fixed dollar amounts in the Funds monthly or quarterly can make automatic purchases in amounts of $250 or more on any day they choose by using the Companies’ Automatic Investment Plan.  If such day is a weekend or holiday, such purchase shall be made on the next business day.  There is no service fee for participating in this

Plan.  To use this service, the shareholder must authorize the transfer of funds from his or her checking account or savings account by completing the Automatic Investment Plan application included as part of the share purchase application.  Additional application forms may be obtained by calling the Funds at 1-800-656-3017.  The Automatic Investment Plan must be implemented with a financial institution that is a member of the Automated Clearing House Network.  The Companies reserve the right to suspend, modify or terminate the Automatic Investment Plan without notice.  If a bank rejects payment, the Funds’ transfer agent will charge a $25 fee to the shareholder’s account.

Shareholders should notify the transfer agent, USBFS, of any changes to their Automatic Investment Plan at least five calendar days prior to the effective date.  The Funds are unable to debit mutual fund or “pass through” accounts.  The Automatic Investment Plan is designed to be a method to implement dollar cost averaging.  Dollar cost averaging is an investment approach providing for the investment of a specific dollar amount on a regular basis thereby precluding emotions dictating investment decisions.  Dollar cost averaging does not e nsure a profit nor protect against loss.

REDEMPTION OF SHARES

A shareholder’s right to redeem shares of either Fund will be suspended and the shareholder’s right to payment postponed for more than seven days for any period during which the New York Stock Exchange is closed because of financial conditions or any other extraordinary reason and may be suspended for any period during which (a) trading on the New York Stock Exchange is restricted pursuant to rules and regulations of the Securities and Exchange Commission, (b) the Securities and Exchange Commission has by order permitted such suspension or (c) such emergency, as defined by rules and regulations of the Securities and Exchange Commission, exists as a result of which it is not reasonably practicable for the applicable Fund to dispose of such Fund’s securities or to determine fairly the value of its net assets.

ABANDONED PROPERTY

It is important that the Funds maintain a correct address for each investor.  An incorrect address may cause an investor's account statements and other mailings to be returned to the Funds.  Based upon statutory requirements for returned mail, the Funds will attempt to locate the investor or rightful owner of the account.  If the Funds are unable to locate the investor, then they will determine whether the investor's account has legally been abandoned.  The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state's unclaimed property administrator in accordance with statutory requirements.  The investor's last known address of record determines which state has jurisdiction.

SYSTEMATIC WITHDRAWAL PLAN

The Funds have available to shareholders a Systematic Withdrawal Plan, pursuant to which a shareholder who owns shares of a Fund worth at least $10,000 at current net asset value may provide that a fixed sum will be distributed to him or her at regular intervals.  To participate in the Systematic Withdrawal Plan, a shareholder must complete an application, which may be obtained from USBFS.  The Systematic Withdrawal Plan does not apply to shares of the Funds held in Individual Retirement Accounts or retirement plans.  To establish the Systematic Withdrawal Plan, the shareholder deposits his or her Fund shares with the applicable Fund and appoints it as his or her agent to effect redemptions of Fund shares held in his or her account for the purpose of making withdrawal payments (not more frequently than monthly) of a fixed amount to him or her out of the account.  Fund shares deposited by the shareholder in the account need not be endorsed or accompanied by a stock power if registered in the same name as the account; otherwise, a properly executed endorsement or stock power, obtained from any bank, broker-dealer or the Funds is required.  The shareholder’s signature should be guaranteed by a bank, a member firm of a national stock exchange, or other eligible guarantor institution.

There is no minimum withdrawal payment.  These payments will be made from the proceeds of periodic redemption of Fund shares in the account at net asset value.  Redemptions will be made on such day (no more than monthly) as a shareholder chooses or, if that day is a weekend or holiday, on the next business day.  When participating in the Systematic Withdrawal Plan, shareholders should elect to have all income dividends and capital gains distributions payable by the Funds on shares held in such account reinvested into additional Fund shares at net asset value.  This election can be made at the time of application or can be changed at any time.  The shareholder may deposit additional shares in his or her account at any time.

Withdrawal payments cannot be considered as yield or income on the shareholder’s investment, since portions of each payment will normally consist of a return of capital.  Depending on the size or the frequency of the disbursements requested, and the fluctuation in the value of a Fund’s portfolio, redemptions for the purpose of making such disbursements may reduce or even exhaust the shareholder’s account.

The shareholder may vary the amount or frequency of withdrawal payments, temporarily discontinue them, or change the designated payee or payee’s address, by notifying USBFS in writing.  The shareholder also may vary the amount or frequency of withdrawal payments or temporarily discontinue them by notifying USBFS by telephone at 1-800-656-3017 or 414-765-4124.  Shareholders should notify the transfer agent, USBFS, of any changes to their Systematic Withdrawal Plan at least five calendar days prior to the effective date.  The transfer agent is unable to debit mutual fund or “pass through” accounts.

ALLOCATION OF PORTFOLIO BROKERAGE

Decisions to buy and sell securities for each Fund are made by the Adviser or Sub-Adviser (references to the Adviser in this discussion on allocation of portfolio brokerage shall be deemed to include the Sub-Adviser, as applicable).  In placing purchase and sale orders for portfolio securities for the Funds, it is the policy of the Adviser to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided, as described in this and the following paragraph.  In selecting brokers to effect portfolio transactions, the determination of what is expected to result in best execution at the most favorable price involves a number of largely judgmental considerations.  Among these are the Adviser’s evaluation of the broker’s efficiency in executing and clearing transactions, block trading capability (including the broker’s willingness to position securities) and the broker’s financial strength and stability.  The most favorable price to a Fund means the best net price without regard to the mix between purchase or sale price and commission, if any.  Over-the-counter securities may be purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price (i.e. “markups” when the market maker sells a security and “markdowns” when the market maker buys a security).  However, in many instances, the Adviser feels that better prices are available from non-principal market makers who are paid commissions directly.  While some brokers with whom a Fund effects portfolio transactions may recommend the purchase of either Fund’s shares, the Adviser will not allocate portfolio brokerage on the basis of recommendations by the broker to purchase shares of the Funds.

In allocating brokerage business for the Funds, the Adviser also takes into consideration the research, analytical, statistical and other information and services provided by the broker, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm’s analysts (or analysts of other firms retained by the broker) for consultation.

Entities or individuals providing these consulting services range from large full service brokerage firms to single person consultant firms. In return for these research services, the Adviser directs a portion of the Funds’ brokerage business to firms employing the persons providing the consulting services or to brokerage firms that contract with the individual or entity providing such services.  The entities or individuals providing consulting services are compensated by their brokerage firms or by the brokerage firms with which they contract.  They have no claims for, or rights to, compensation, employee benefits or other forms of remuneration from the Adviser.  Individuals providing consulting services may or may not be registered broker-dealers or investment advisers themselves and may not be licensed investment adviser representatives or registered representatives. (For example, they may simply work for a full service brokerage firm.)  They may be generalists providing advice about many industries, or specialists knowledgeable about a niche in a single industry.  They may or may not provide consulting services to investment advisers other than the Adviser.  The Adviser endeavors to build and maintain rapport with the individuals providing consulting services in order to more effectively serve the Adviser’s clients.  These individuals may be granted limited access to the Adviser’s research database and a company-wide list of holdings (but not individual client portfolios) so that they are better prepared to render advice and to avoid duplication of investment research efforts.

While the Adviser believes these services have substantial value, they are considered supplemental to the Adviser’s own efforts in the performance of its duties under the Advisory Agreements.  Other clients of the Adviser may indirectly benefit from the availability of these services to the Adviser, and the Funds may indirectly benefit from services available to the Adviser as a result of transactions for other clients.  The Advisory Agreements provide that the Adviser may cause a Fund to pay a broker that provides brokerage and research services to the Adviser a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting the transaction, if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of brokerage and research services provided by the executing broker viewed in terms of either the particular transaction or the Adviser’s overall responsibilities with respect to the Fund and the other accounts over which it exercises investment discretion.

During each of the last three fiscal years, the Funds paid brokerage commissions as follows:

Fund	Fiscal Year Ended September 30	Brokerage Commission Paid	Transactions for which Brokerage Commissions Were Paid

Brandywine Fund	2012	$6,393,874	$6,461,085,239

	2011	$8,268,182	$8,718,375,348

	2010	$11,237,271	$9,129,266,275

Brandywine Blue Fund	2012	$4,728,842	$6,244,105,795

	2011	$8,835,211	$10,607,945,006

	2010	$10,425,143	$9,481,759,904

Of the brokerage commissions paid by Brandywine Fund in the fiscal year ended September 30, 2012 , all but $ 75,290 on transactions of $ 84,848,233 were paid to brokers who provided research services to the Adviser.  Of the brokerage commissions paid by Brandywine Blue Fund in the fiscal year ended September 30, 2012 , all but $ 25,363 on transactions of $ 28,888,078   were paid to brokers who provided research services to the Adviser.

CUSTODIAN

U.S. Bank, N.A., Custody Operations, 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212, acts as custodian for the Funds.  As such, U.S. Bank, N.A. holds all securities and cash of each Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Companies.  U.S. Bank, N.A. does not exercise any supervisory function over the management of the Funds, the purchase and sale of securities or the payment of distributions to shareholders.  USBFS, 615 East Michigan Street, Milwaukee, Wisconsin  53202, an affiliate of U.S. Bank, N.A., acts as each Fund’s transfer agent and dividend disbursing agent.

TAXES

Set forth below is a summary of certain United States federal income tax considerations applicable to the Funds and the purchase, ownership and disposition of shares. This discussion does not purport to be a complete description of the income tax considerations that may be applicable to an investment in the Funds.  For example, this summary does not discuss certain tax considerations that may be relevant to non U.S. holders or holders who are subject to special rules under the Internal Revenue Code (the “Code”), including shareholders subject to the alternative minimum tax, tax-exempt organizations, certain financial institutions, dealers in securities, and pension plans and trusts.  In addition, this summary does not discuss any aspect of U.S. estate or gift tax or foreign, state, or local taxes.

Taxation of the Fund

Each of the Funds has elected to be treated, has qualified, and intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. To qualify as a regulated investment company, each Fund must comply with certain requirements of the Code relating to, among other things, the sources of its income and the diversification of its assets.  If a Fund so qualifies as a regulated investment company and distributes to its shareholders at least 90% of its investment company taxable income (generally including ordinary income and net short-term capital gain), it will not be subject to U.S. federal income tax on its investment company taxable income (including net short-term capital gain, if any), realized during any fiscal year, or on its net capital gain realized during any fiscal year, to the extent that it distributes such income and gain to the Fund’s shareholders.  If a Fund fail ed to qualify as a regulated investment company under Subchapter M in any fiscal year, it would be treated as a corporation for federal income tax purposes and as such, the Fund (but not its shareholders) would be required to pay income taxes on the Fund’s net investment income and net realized capital gains, if any, at the rates generally applicable to corporations, whether or not the Fund distributed such income or gains.  In addition, d istributions to the Fund’s shareholders, whether from the Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of accumulated earnings and profits of the Fund.

As a regulated investment company, a Fund is generally not allowed to utilize any net operating loss realized in a taxable year in computing investment company taxable income in any prior or subsequent taxable year.  The Fund may, however, carry forward capital losses in excess of capital gains (“net capital losses”) from a taxable year to offset capital gains, if any, realized in a subsequent taxable year, subject to certain limitations.  If the net capital losses were incurred in a taxable year beginning on or before December 22, 2010 (“pre-2011 capital losses”), such capital losses may be carried forward eight taxable years and in the year to which they are carried forward, such losses are treated as short-term capital losses that offset short-term capital gains and then offset long-term capital gains.  Net capital losses incurred in taxable years beginning after December 22, 2010 (post-2010 capital losses) may be carried forward for an unlimited period but will be required to be utilized prior to pre-2011 capital losses, which carry an expiration date.  As a result of this ordering rule, pre-2011 capital loss carryforwards could expire unused if capital gains in excess of post-2010 capital losses are insufficient to absorb the pre-2011 capital losses prior to their expiration.  Additionally, post-2010 capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as required for pre-2011 capital losses.

As of September 30, 2012 , Brandywine Fund had $871,516,398 and Brandywine Blue Fund had $1,176,026,522 of pre-2011 net capital loss carryovers each expiring in varying amounts through 2018. Brandywine Fund also had $44,008,772 of short-term post-2010 capital loss carryovers.   To the extent each Fund realizes future net capital gains, those gains will be offset by such Fund’s unused capital loss carryover, subject to the ordering rules described above and the possible expiration of the pre-2011 capital loss carryovers.

A Fund will be subject to income tax at regular corporate rates on any taxable income or gains that it does not distribute to its shareholders. Each Fund intends to distribute substantially all of its investment company taxable income and net capital gains each fiscal year.

The Code imposes a 4% nondeductible excise tax on a Fund to the extent the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year.  In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any under-distribution or over-distribution, as the case may be, from the previous year.  While each Fund intends to distribute any income and capital gain in the manner necessary to minimize imposition of the 4% nondeductible excise tax, there can be no assurance that sufficient amounts of a Fund’s taxable income and capital gain will be distributed to avoid entirely the imposition of the excise tax.  In that event, the Fund will be liable for the excise tax only on the amount by which it does not meet the foregoing distribution requirement.

Taxation of Shareholders

Dividends from each Fund’s net investment income, including short-term capital gains, are taxable to shareholders as ordinary income (although a portion of such dividends may be taxable to shareholders at the lower rate applicable to dividend income), while distributions from each Fund’s net realized long-term capital gains are taxable as long-term capital gains regardless of the shareholder’s holding period for the shares.  Distributions from the Funds are taxable to shareholders, whether received in cash or in additional Fund shares.   In the case of domestic corporate shareholders, a portion of the income distributions of the Funds may be eligible for the 70% dividends-received deduction.

Any dividend or capital gains distribution paid shortly after a purchase of Fund shares will have the effect of reducing the per share net asset value of such shares by the amount of the dividend or distribution.   Even if the net asset value of the Fund shares immediately after a dividend or distribution is less than the cost of such shares to the shareholder so that the dividend or distribution is the economic equivalent of a return of capital to the shareholder, the dividend or distribution will be taxable to the shareholder.

Redemptions of shares will generally result in a capital gain or loss for income tax purposes for shareholders who hold such shares for investment .  Such capital gain or loss will be long term or short term, depending on the shareholder’s holding period in the redeemed shares.   However, if a loss is realized on shares held for six months or less, and the shareholder received a capital gain distribution during that period, then such loss is treated as a long-term capital loss to the extent of the capital gain distribution received. Any loss realized on a sale or exchange will be disallowed to the extent that shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the original shares.  In that case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

In addition to reporting gross proceeds from redemptions, exchanges or other sales of mutual fund shares, federal law requires mutual funds, such as the Funds, to report to the

IRS and shareholders the “cost basis” of shares acquired by shareholders on or after January 1, 2012 (“covered shares”) that are redeemed, exchanged or otherwise sold on or after such date.  These requirements generally do not apply to investments through a tax−deferred arrangement or to certain types of entities (such as C corporations).  S corporations, however, are not exempt from these new rules.

Please note that if a shareholder is a C corporation, unless the shareholder has previously notified the Funds in writing that it is a C corporation, the shareholder must complete a new Form W−9 exemption certificate informing the Fund of such C corporation status or the Fund will be obligated to presume that the shareholder is an S corporation and to report the cost basis of covered shares that are redeemed, exchanged or otherwise sold after January 1, 2012 to the IRS and to the shareholder pursuant to these rules.  Also, if a shareholder holds Fund shares through a broker (or another nominee), the shareholder should contact that broker (nominee) with respect to the reporting of cost basis and available elections for the shareholder’s account.

If a shareholder holds Fund shares directly, the shareholder may request that the shareholder’s cost basis be calculated and reported using any one of a number of IRS approved alternative methods.  A shareholder should contact the Fund to make, revoke or change the shareholder’s election.  If a shareholder does not affirmatively elect a cost basis method, the Funds will use the average cost basis method as their default method for determining the shareholder’s cost basis.

Shareholders should note that they will continue to be responsible for calculating and reporting the cost basis, as well as any corresponding gains or losses, of Fund shares purchased prior to January 1, 2012 and subsequently redeemed, exchanged or sold.  Shareholders are encouraged to consult with their tax advisors regarding the application of the new cost basis reporting rules to them and, in particular, which cost basis calculation method they should elect.  In addition, because the Funds are not required to, and in many cases do not possess the information to, take into account all possible basis, holding period or other adjustments into account in reporting cost basis information to shareholders, shareholders also should carefully review the cost basis information provided to them by the Funds and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax return.

The Funds may be required to withhold Federal income tax at a current rate of 28% (“backup withholding”) from dividend payments and redemption proceeds if a shareholder fails to furnish the Funds with his or her social security or other tax identification number and certify under penalty of perjury that such number is correct and that he is not subject to backup withholding due to the underreporting of income.  The certification form is included as part of the share purchase application and should be completed when the account is opened.

Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions.

This section is not intended to be a complete discussion of present or proposed federal income tax laws and the effects of such laws on an investor.  Investors are urged to consult their own tax advisers for a complete review of the tax ramifications of an investment in the Fund.

SHAREHOLDER MEETINGS

The Maryland General Corporation Law permits registered investment companies, such as the Companies, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Act.  Each Company has adopted the appropriate provisions in its Bylaws and may, at its discretion, not hold an annual meeting in any year in which the election of directors is not required to be acted on by shareholders under the Act.

Each Company’s Bylaws also contain procedures for the removal of directors by its shareholders.  At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors.

With respect to each Company, upon the written request of the holders of shares entitled to not less than ten percent (10%) of all the votes entitled to be cast at such meeting, the Secretary of the Company shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any director.  Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least one percent (1%) of the total outstanding shares, whichever is less, shall apply to a Company’s Secretary in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting as described above and accompanied by a form of communication and request which they wish to transmit, the Secretary shall within five business days after such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of such Company; or (2) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request.

If the Secretary elects to follow the course specified in clause (2) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the Securities and Exchange Commission, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Board of Directors to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

After opportunity for hearing upon the objections specified in the written statement so filed, the Securities and Exchange Commission may, and if demanded by the Board of Directors or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them.  If the Securities and Exchange Commission shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the Securities and Exchange Commission shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

CAPITAL STRUCTURE

Brandywine Fund, Inc. has authorized capital of 500,000,000 shares of common stock and Brandywine Blue Fund, Inc. has authorized capital of 1,000,000,000 shares of common stock, of which 500,000,000 shares have been allocated to Brandywine Blue Fund and 500,000,000 shares have been allocated to Brandywine Advisors Midcap Growth Fund.  Each outstanding share entitles the holder to vote.  Generally shares of Brandywine Blue Fund and Brandywine Advisors Midcap Growth Fund are voted in the aggregate and not by each Fund, except where class voting by each Fund is required by Maryland law or the Act (e.g., change in fundamental investment policy or approval of an investment advisory agreement).

The shares of each of Brandywine Blue Fund and Brandywine Advisors Midcap Growth Fund have the same preferences, limitations and rights, except that all consideration received from the sale of shares of each Fund, together with all income, earnings and profits and proceeds thereof belong to that Fund and are charged with the liabilities in respect to that Fund and of that Fund’s share of the general liabilities of Brandywine Blue Fund, Inc. in the proportion that the total net assets of each Fund bears to the total net assets of both Funds.  The net asset value per share of each Fund is based on the assets belonging to that Fund less the liabilities charged to that Fund, and dividends are paid to each Fund only out of lawfully available assets belonging to that Fund.  In the event of liquidation or dissolution of Brandywine Blue Fund, Inc., the shareholders of each Fund will be entitled, out of the assets of Brandywine Blue Fund, Inc. available for distribution, to the assets belonging to each Fund.

All shares of Brandywine Fund participate equally in dividends and other distributions by such Fund and in the residual assets of such Fund in the event of liquidation.

Shares of each Fund have no preemptive, conversion, subscription or cumulative voting rights.  Consequently, with respect to each of Brandywine Fund, Inc. and Brandywine Blue Fund, Inc., the holders of more than 50% of the shares voting for the election of directors can elect the entire Board of Directors, and in such event, the holders of the remaining shares voting will not be able to elect any person to the Board of Directors.

The shares of each Fund are redeemable and transferable.  All shares issued and sold by the Funds will be fully paid and nonassessable.  Fractional shares have the same rights proportionately as full shares.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1800, Milwaukee, Wisconsin 53202, currently serves as the independent registered public accounting firm for each Fund.  PricewaterhouseCoopers LLP is responsible for auditing the financial statements of the Funds.

DESCRIPTION OF SECURITIES RATINGS

The Funds may invest in publicly distributed debt securities assigned one of the three highest ratings of either Standard & Poor’s Corporation (“Standard & Poor’s”) or Moody’s Investors Service, Inc. (“Moody’s”).  A brief description of the ratings symbols and their meanings follows.

Standard & Poor’s Corporation Bond Ratings.  A Standard & Poor’s corporate debt rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation.  It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources it considers reliable.  Standard & Poor’s does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information.  The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I.  Likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

II.  Nature of and provisions of the obligation; and

III.  Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

The issue ratings definitions are expressed in terms of default risk.  As such, they pertain to senior obligations of an entity, Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy.

AAA - Debt rated AAA has the highest rating assigned by Standard & Poor’s.  Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in the higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Moody’s Investors Service, Inc. Bond Ratings.  Moody’s ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed.

Aaa - Bonds which are rated Aaa are judged to be the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”  Interest payments are protected by a large, or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations; (i.e., they are neither highly protected nor poorly secured).  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Moody’s applies numerical modifiers 1, 2 and 3 in each of the foregoing generic rating classifications.  The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

Prospectus	January 31, 2013

Trading Symbol: BWAFX

“Never invest in the stock market -- invest in individual businesses.”

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

Table of Contents

Summary Section	1

Investment Objective,
Strategies and Risks	3

Disclosure of Portfolio Holdings	4

Management of the Fund	4

Determining Net Asset Value	5

About Our Minimum Requirements
for Initial Investment	6

Investing in Brandywine
Advisors Midcap Growth Fund	6

Dividends, Distributions
and Taxes	12

Shareholder Statements
and Reports	13

Account Services and Policies	13

Index Descriptions	14

Financial Highlights	15

Summary Section

Investment Objective

Brandywine Advisors Midcap Growth Fund seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Brandywine Advisors Midcap Growth Fund.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends and Distributions	None
Redemption Fee (transfer agent charge
of $15 for each wire redemption)	None
Exchange Fee	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.04%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	1.22%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$124	$387	$670	$1,477

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 266 % of the average value of its portfolio.

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Principal Investment Strategies

Brandywine Advisors Midcap Growth Fund, under normal circumstances, will invest at least 80% of its net assets in midcap companies (midcap companies are companies having market capitalizations between $2 billion and $15 billion).  The Fund invests principally in common stocks of U.S. companies, and, to a lesser extent, in equity securities of foreign issuers usually those which are publicly traded in the United States either directly or through American Depositary Receipts (“ADRs”).  The Fund is not subject to a percentage limit with regard to its investment in foreign issuers.  In addition to common stocks and ADRs , equity securities in which the Fund may invest include preferred stocks, convertible securities, rights, and warrants.  It utilizes a fundamentals-driven, company-by-company investment approach that is based on the belief that you should invest in individual businesses, not in the stock market.  The Fund will invest in companies in a broad range of industries and generally focuses on companies whose earnings under normal economic conditions are growing by at least 20% per year and whose stocks sell at reasonable price-to-earnings ratios.  It targets fundamentally sound companies that are experiencing a positive change.

The Fund employs a firm sell discipline.  The Fund will sell a stock:

■ With deteriorating fundamentals such as contracting margins or reduced revenue growth

■  When investor expectations have become unrealistically high

■  When it finds a better investment

While this sell discipline is likely to cause the Fund to have an annual portfolio turnover rate that may exceed 200%, it also causes the Fund to keep seeking better investment alternatives.

Principal Investment Risks

There is a risk that you could lose all or a portion of your money on your investment in the Brandywine Advisors Midcap Growth Fund.  This risk may increase during times of significant market volatility.  The following additional risks could affect the value of your investment:

■
Market Risk – The prices of the stocks and ADRs in which the Fund invests may decline for a number of reasons.  These reasons include factors that may be specific to one or more stocks in which the Fund invests as well as factors that affect the equity securities markets generally.  The price declines may be steep, sudden and/or prolonged.

■
Foreign Security Risk – Investments in foreign securities, even though publicly traded in the United States, may involve risks in addition to those inherent in domestic investments.  Foreign companies may not be subject to regulatory requirements comparable to those of U.S. companies and, as a consequence, there may be less publicly available information about such companies.  Also, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies.

■
Portfolio Turnover Risk – High portfolio turnover necessarily results in greater transaction costs, such as brokerage commissions, which the Fund must pay, and short-term capital gains (or losses) to investors.  Greater transaction costs may reduce Fund performance.  Distributions to shareholders of short-term capital gains are taxed as ordinary income under current federal income tax laws.

■
Mid-Cap Company Risk – There is a risk that the securities of mid- capitalization companies may have limited liquidity and greater price volatility than securities of large-capitalization companies, which can negatively affect the Fund’s ability to sell these securities at quoted market prices.

The Fund is a suitable investment only for those investors who have long-term investment goals such as investing for retirement.  If you are uncomfortable with an investment that will fluctuate in value, the Fund may not be the right choice for you.

Performance

The bar chart and table that follow provide some indication of the risks of investing in the Brandywine Advisors Midcap Growth Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual returns over 1, 5 and 10 years compare with those of the S&P® 500, Russell Midcap® and Russell Midcap® Growth Indexes. For a description of the indexes, please see “Index Descriptions” on page 14 .  Updated performance is available on the Fund’s website www.brandywinefunds.com. Please be aware that past performance (before and after taxes) is not necessarily an indication of future performance.

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Brandywine Advisors Midcap Growth Fund
(Total return for the calendar year)

Note:  During the 10-year period shown on the bar chart, the Fund’s highest total return for a quarter was 19.07% (quarter ended December 31, 2010) and the lowest total return for a quarter was -26.01% (quarter ended December 31, 2008).

Average Annual Total Returns
(for the periods ended	One	Five	Ten
December 31, 2012 )	Year	Years	Years
Return before taxes	2.03%	-9.03%	3.49%
Return after taxes
on distributions	2.02%	-9.03%	2.76%
Return after taxes on
distributions and sale
of Fund shares	1.34%	-7.43%	2.91%
S&P 500® Index
(reflects no deduction for
fees, expenses, or taxes)	16.00%	1.66%	7.10%
Russell Midcap® Index
(reflects no deduction for
fees, expenses, or taxes)	17.28%	3.57%	10.65%
Russell Midcap® Growth
Index (reflects no deduction
for fees, expenses, or taxes)	15.81%	3.23%	10.32%

The after-tax returns above were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown .  A fter-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The Fund's “Return after taxes on distributions and sale of Fund shares” may be higher than its returns before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.

Management

Investment Advisers

Friess Associates, LLC is the Brandywine Advisors Midcap Growth Fund’s investment adviser. Friess Associates of Delaware, LLC is the Fund’s sub-adviser.

Portfolio Managers

The Brandywine Advisors Midcap Growth Fund is managed using a team approach. All investment decisions are subject to the final approval of William D’Alonzo, portfolio manager since 1997 or Scott W. Gates, portfolio manager since 2010, both of whom are primarily responsible for the day-to-day management of the Fund.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange Brandywine Advisors Midcap Growth Fund shares on any business day by written request via mail (Brandywine Advisors Midcap Growth Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by telephone at 1-877-636-6460, or through a financial intermediary.  You may also purchase or redeem shares by wire transfer.

Minimum investments are as follows:
To open a new account	$2,000
To add to an existing account	$250
Automatic Investment Plan	$250

Tax Information

The Brandywine Advisors Midcap Growth Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case such distributions may be taxable at a later date.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Brandywine Advisors Midcap Growth Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Investment Objective, Strategies
and Risks

A Word About Risk
Look for this “warning flag” symbol throughout this prospectus.  It is used to mark detailed information about each type of risk that you, as a shareholder, will confront.

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The Fund’s Investment Objective

The Fund’s investment objective is capital appreciation.  The Fund may change its investment objective without obtaining shareholder approval.  The Fund’s investment objective, including its policy of investing at least 80% of the value of its net assets in the particular type of investments suggested by the Fund’s name, is a non-fundamental policy.  If the Fund’s Board of Directors determines to change this non-fundamental policy, the Fund will provide prior written notice to its shareholders before implementing the change of policy.  Please remember that an investment objective is not a guarantee.  An investment in the Fund may not appreciate and investors may lose money.

The Fund will not take temporary defensive positions.  However it will invest in money market instruments such as United States Treasury Bills, commercial paper and repurchase agreements and hold some cash so that it can pay expenses and satisfy redemption requests.  The Fund’s investments in money market instruments and cash will not exceed 10% of the Fund’s net assets, except for short-term portfolio repositioning.

The Fund’s Principal Investment Strategies

The Fund’s investment adviser believes the Fund is most likely to achieve its investment objective if it consistently invests in companies whose earnings exceed the expectations of the investment community.  Accordingly, the Fund invests in fundamentally sound companies that are experiencing positive change. The Fund’s investment adviser believes fundamentally sound companies generally have some or all of the following attributes under normal economic conditions:

■ Earnings growth typically over 20% annually

■ High rates of profitability

■ Strong balance sheets

■ High quality of earnings (i.e., earnings realized through the normal sale of products or services rather than earnings or losses from non-recurring events)

The positive change could be:

■ New products

■ New management

■ An acquisition or divestiture

■ Legislative changes

The Fund typically does not invest in companies with high price-to-earnings ratios because these companies are less likely to perform better than the investment community expects.  The Fund is generally more likely to invest in lesser known companies moving from a lower to higher market share position within their industry groups than the largest and best known companies in such groups.

Additional Information
about Principal Risks of
Investing in the Fund

Investing in shares of common stock or in ADRs involves risks.  The common stocks or ADRs in which the Fund invests may decline in value for any number of reasons.  If that happens, the value of your investment will decline as well.  The Fund’s investment adviser believes that the following are some of the main reasons why common stocks or ADRs purchased by the Fund may decline in value.

■ The Fund’s investment adviser was incorrect in its assessment of a company’s prospects.

■ The Fund’s investment adviser was correct in its assessment of a company’s prospects, but the company was out-of-favor with other investors.

■ Investor psychology in the marketplace shifted from equity securities in general to other assets such as debt securities or money market instruments (sometimes called “a flight to safety”).

Disclosure of Portfolio Holdings

The Statement of Additional Information (“SAI”)  for the Fund, which is incorporated by reference into this Prospectus, contains a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio holdings.

Management of the Fund

About the Adviser

Friess Associates, LLC (the “Adviser”), P.O. Box 576, Jackson, Wyoming 83001, manages the investment portfolio for the Fund.  The Adviser may delegate some or all of its investment advisory responsibilities to its affiliate, Friess Associates of Delaware, LLC (the “Sub-Adviser”), P.O. Box 4166, Greenville, Delaware 19807.  In addition to the Fund, Friess Associates, LLC is the investment adviser to the Brandywine Fund, the Brandywine Blue Fund and individual and institutional clients with substantial investment portfolios.  Friess Associates was established in 1974.  Affiliated Managers Group, Inc. (“AMG”) owns a majority interest in both the Adviser and the Sub-Adviser and is the managing member of both.

4

Compensation

As the investment adviser to the Fund, the Adviser manages the investment portfolio for the Fund.  The Fund pays the Adviser an annual investment advisory fee, which is calculated daily and paid monthly, at an annual rate of 1% of the net assets of the Fund.

The Adviser, not the Fund, pays the Sub-Adviser a fee equal to 110% of the monthly expenses the Sub-Adviser incurs in performing its services as Sub-Adviser.

A discussion regarding the basis for the Board of Directors approving the investment advisory agreement for the Fund is available in the Fund’s semi-annual report to shareholders for the most recent period ended March 31.

Investment Decisions

The Adviser and, if so delegated, the Sub-Adviser supervise the investment portfolio of the Fund, directing the purchase and sale of investment securities in the day-to-day management of the Fund.  In allocating brokerage business for the Fund, the Adviser takes into consideration the research, analytical, statistical and other information and services provided by the broker, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm’s analysts (or analysts of other firms retained by the broker) for consultation.

All investment decisions are made by a team of investment professionals representing the Adviser and Sub-Adviser, any of whom may make recommendations subject to the final approval of William D’Alonzo , Scott W. Gates, or another member of the Adviser’s management team to whom they may delegate the authority.

The Statement of Additional Information for the Fund, which is incorporated by reference into this Prospectus, provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

Mr. D’Alonzo has been an officer of the Fund since 2000, a director since 2001 and Chairman of the Board of Directors since 2004.  He is also Chief Investment Officer and Chief Executive Officer of both the Adviser and the Sub-Adviser.  Mr. Gates has been a Research Team leader since 2008, a member of the Management Committee of the Adviser and Sub-Adviser since 2010, and a key member of the Research Team since joining the Adviser in 2003.   Mr. Gates is a Co-Chief Investment Officer of the Adviser and Sub-Adviser.

Service and Distribution Plan

The Fund has adopted a service and distribution plan in accordance with Rule 12b-1 under the Investment Company Act of 1940.  Under the plan the Fund may pay distribution and shareholder servicing fees for the sale of its shares and for services provided to its shareholders at an annual rate of up to 0.25% of the Fund’s average net assets.  Since these fees are paid out of the Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than other types of sales charges.

Determining Net Asset Value

The price at which investors purchase shares of the Fund and at which shareholders redeem shares of the Fund is called the net asset value (“NAV”).  The Fund calculates NAV as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for trading.  The New York Stock Exchange is closed on most national holidays and on Good Friday and in the case of certain emergencies .  The Fund calculates NAV based on the market price of the securities (other than money market instruments) it holds.

If market quotations are not available, the Fund will value securities at their fair value pursuant to procedures established by and under the supervision of the Board of Directors. The fair value of a security is the amount that a Fund might reasonably expect to receive upon a current sale. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange.

If the transfer agent, U.S. Bancorp Fund Services, LLC, receives your request to buy or to sell shares by the close of regular trading on the New York Stock Exchange, your transaction will be priced at that day’s NAV.  If the transfer agent receives your request after that time, it will be priced at the next business day’s NAV.

5

The Fund’s NAV can be found daily on the Fund’s website, www.brandywinefunds.com; by calling 1-877-636-6460; and on many major mutual fund listings under the heading “Brandywine Funds.”  The Nasdaq symbol for the Fund is “BWAFX.”

About Our Minimum
Requirements for Initial
Investment

The Fund’s shares are primarily sold through broker-dealers, financial institutions or other service providers (“Servicing Agents”) with whom the Fund has entered into an agreement.

The Board of Directors has established $2,000 as the minimum initial investment in the Fund for shares that are not sold through Servicing Agents.

Employees, officers and directors of the Fund, the Adviser or the Sub-Adviser or firms providing contractual services to the Fund, members of their immediate families (spouses, siblings, parents, children and grandchildren) and retirement plans and trusts for their benefit may purchase shares without regard to the minimum.  The Fund’s officers may also, but are not required to, waive or lower the requirement for charitable organizations and employee benefit plans whose aggregate investment exceeds the Fund’s minimum initial investment requirement, and for IRAs.  The officers may also, but are not required to, waive or lower the requirement for shareholders’ spouses, parents, children and grandchildren under special circumstances, considering the additional shares to be an extension of the investment of the first shareholder.

Shares sold through Servicing Agents may not be subject to any minimum investment requirements.  A discussion on purchasing shares through a Servicing Agent begins on page 7.

Investing in Brandywine
Advisors Midcap Growth Fund

Our goal is to make it easy and pleasant for you to do business with us.  This section will help you become familiar with the various services we offer to you as a shareholder.

How to Open Your Brandywine Advisors
Midcap Growth Fund Account

1.	Read this prospectus carefully.

2.	Determine how much you want to invest.

Minimum investments are as follows:
To open a new account	$2,000
To add to an existing account	$250
Automatic Investment Plan	$250

3.
Complete the appropriate parts of the purchase application, carefully following the instructions. (Additional purchase applications may be obtained from the Fund’s website, www.brandywinefunds.com or by contacting the Fund.)

Please be sure to provide your Social Security or taxpayer identification number on the application. If you have questions, please contact our Investor Service Representatives at 1-877-636-6460 or 1-414-765-4124.

In compliance with the USA PATRIOT Act of 2001, please note that the transfer agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program.  As requested on the application, you must supply your full name, date of birth, social security number and permanent street address.  The Fund might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help the transfer agent verify your identity.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the transfer agent if you need additional assistance with your application.

If the Fund does not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received.  The Fund also reserves the right to close the account within five business days if clarifying information/documentation is not received.

4.
Complete the appropriate parts of the application for certain account privileges such as telephone or Internet transactions, electronic transfer, wire transfer and exchanges.  By establishing this information now, you can avoid the delay and inconvenience later of having to file an additional  form. Adding these privileges at a later date may require a signature guarantee or other acceptable signature verification.  See “To Obtain a Signature Guarantee or Validation” on page 9.

5.
Enclose your check.  Make your check payable to Brandywine Advisors Midcap Growth Fund.  All checks must be drawn on a bank located within the U.S. and must be payable in U.S. dollars.  The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000, nor will the Fund accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  Certain exceptions may apply for retirement plan accounts.

6

 U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent, will charge a $25 fee against a shareholder’s account for any payment returned to the transfer agent.  The shareholder will also be responsible for any losses suffered by the Fund as a result.

6.	Send application and check to:

BY MAIL
For First Class Mail
Brandywine Advisors Midcap Growth Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

For Overnight Delivery Service or Registered Mail:
Brandywine Advisors Midcap Growth Fund
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan St., 3rd Floor
Milwaukee, WI 53202-5207

Please do not mail letters by overnight delivery service or registered mail to the post office box address.  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at a U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent or the Fund.

BY WIRE
You may purchase shares by wire transfer.

Initial Investment by Wire – If you wish to open an account by wire, please call 1-877-636-6460 or 1-414-765-4124 before you wire funds in order to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery or facsimile.  Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions.  You may then contact your bank to initiate the wire using the instructions you were given.

Subsequent Investments by Wire – Please call 1-877-636-6460 or 1-414-765-4124 before you wire funds in order to advise the transfer agent of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.

Wire to:
U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA 075000022

Credit:
U.S. Bancorp Fund Services, LLC
Account 112-952-137

Further credit:
Brandywine Advisors Midcap Growth Fund
(shareholder account number)
(shareholder registration)

Wired funds must be received prior to 4:00 p.m. Eastern Time to be eligible for same day pricing.  The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

THROUGH BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHERS

Some broker-dealers may sell shares of the Fund.  These broker-dealers may charge investors a fee either at the time of purchase or redemption.  The fee, if charged, is retained by the broker-dealer and not remitted to the Fund or the Adviser.  Some broker-dealers may purchase and redeem shares on a three-day settlement basis.  This means that the broker-dealer will pay for, and the Fund will issue, the shares on the third business day following the day the Fund receives the purchase order.

Servicing Agents may include the Fund as an investment alternative in the programs they offer or administer.  Servicing Agents may:

1.Become shareholders of record of the Fund.  This means all requests to purchase additional shares and all redemption requests must be sent through the Servicing Agent.   P urchases made through Servicing Agents are not subject to the Fund’s minimum investment requirements.

2.Use procedures and impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the Fund.

3.Charge fees to their customers for the services they provide them.  Also, the Fund and/or the Adviser may pay fees to Servicing Agents to compensate them for the services they provide their customers.

4.Be allowed to purchase shares by telephone with payment to follow the next day.  If the telephone purchase is made prior to the close of regular trading on the New York Stock Exchange, it will receive same day pricing.

5.Be authorized to accept purchase orders on the Fund’s behalf (and designate other Servicing Agents to accept purchase orders on the Fund’s behalf).  If the

7

Fund has entered into an agreement with a Servicing Agent pursuant to which the Servicing Agent (or its designee) has been authorized to accept purchase orders on the Fund’s behalf, then all purchase orders received in good order by the Servicing Agent (or its designee) before 4:00 p.m. Eastern Time will receive that day’s NAV, and all purchase orders received in good order by the Servicing Agent (or its designee) after 4:00 p.m. Eastern Time will receive the next day’s NAV.

If you decide to purchase shares through Servicing Agents, please carefully review the program materials provided to you by the Servicing Agent because particular Servicing Agents may adopt policies or procedures that are separate from those described in this Prospectus.  Investors purchasing or redeeming through a Servicing Agent need to check with the Servicing Agent to determine whether the Servicing Agent has entered into an agreement with the Fund.  When you purchase shares of the Fund through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order with the Fund on a timely basis.  If the Servicing Agent does not place your order with the Fund on a timely basis, or if it does not pay the purchase price to the Fund within the period specified in its agreement with the Fund, it may be held liable for any resulting fees or losses.

Other information about purchasing shares of the Fund

The Fund may reject any purchase application for any reason.  The Fund will not accept initial purchase orders made by telephone, unless either they are from a Servicing Agent that has an agreement with the Fund or are made in accordance with the wiring instructions on page 7.  Shares of the Fund have not been registered for sale outside of the U.S.  The Fund generally does not sell shares to investors residing outside the United States, even if they are U.S. citizens or lawful permanent residents, except to investors with U.S. military APO or FPO addresses.

Shares are credited to your account, but certificates are not issued.

How to get in touch with
Brandywine Advisors Midcap Growth Fund

If you have any questions, please call one of our
Investor Service Representatives at:

1-877-636-6460 or 1-414-765-4124

Monday - Friday 8:00 a.m. - 7:00 p.m. CST.

How to Buy Additional Shares of
Brandywine Advisors Midcap Growth Fund

You may purchase additional shares (at least $250) by mailing your check with an Invest-By-Mail form detached from your confirmation statement to the address listed on the form or by following the wiring instructions on page 7.

Make your check payable to Brandywine Advisors Midcap Growth Fund.  All checks must be drawn on U.S. banks and payable in U.S. dollars.  The Fund will not accept payment in cash or money orders.  The Fund does not accept cashier’s checks in amounts of less than $10,000, nor will the Fund accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  Certain exceptions may apply for retirement plan accounts.

Note:

In the case of retirement plan accounts established through Servicing Agents, additional shares may be purchased by the plans through Servicing Agents without regard to the Fund’s minimum subsequent purchase amounts.

TELEPHONE PURCHASES

The telephone purchase option may not be used for initial purchases of the Fund’s shares, but may be used for subsequent purchases.  The telephone purchase option allows you to make subsequent investments directly from a bank checking or savings account.   If you accepted telephone options on the account application and provided a voided check, you may purchase by telephone.  Only bank accounts held at domestic financial institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  This option will become effective approximately 15 business days after the application form is received by the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC.  To have Fund shares purchased at the NAV determined at the close of regular trading on a given date, U.S. Bancorp Fund Services, LLC must receive your purchase order prior to the close of regular trading on such date.  Most transfers are completed within one business day.  Telephone purchases may be made by calling 1-877-636-6460.  Once a telephone transaction has been placed, it cannot be canceled or modified.

If you have already opened an account, you may request this option by sending U.S. Bancorp Fund Services, LLC the “Telephone Option” form available

8

on the Fund’s website (www.brandywinefunds.com).  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

INTERNET PURCHASES

After your account is established, you may set up a password by logging onto the Fund’s website (www.brandywinefunds.com).  See “Account Services and Policies – Website” on page 13.  This will enable you to purchase shares by having the purchase amount deducted from your bank account by electronic funds transfer via the ACH network.  Please make sure that your Fund account is set up with bank account instructions and that your bank is an ACH member.  You must have accepted telephone options on the account application and provided a voided check with which to establish your bank account instructions in order to complete Internet transactions.

For transactions conducted over the Internet, we recommend the use of a secure Internet browser.  In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.  If an account has more than one owner or authorized person, the Fund will accept Internet instructions from any one owner or authorized person.

How to Sell Shares of
Brandywine Advisors Midcap Growth Fund

Important Tax Note:

          Any sale or exchanges of shares in a non-retirement account could result in a taxable gain or loss.  The receipt of proceeds of the redemption of shares held in an IRA will constitute a taxable distribution of benefits from the IRA unless a qualifying rollover contribution is made.  Shareholders who redeem shares held in an IRA must indicate on their redemption request whether or not to withhold federal income taxes.  If not, these redemptions, as well as redemptions of other retirement plans not involving a direct rollover to an eligible plan, will be subject to federal income tax withholding.

You may sell (redeem) some or all of your shares at any time during normal business hours.

You will need to assemble the following information:

■ Account number(s)

■ Amount of money or number of shares being redeemed

■ Name(s) on the account

■ Your daytime phone number

■ Signature(s) of all registered account owners, if you plan to request a redemption in writing

■ A signature guarantee is required if one of the following special circumstances applies:

1. When redemption proceeds are payable to or sent to any address, person or bank other than as registered with the Fund.

2. You would like the check mailed to an address which has been changed within 30 days of the redemption request.

3. When requesting a change of ownership on an account.

In addition to the situations described above, the Fund and/or the Fund’s transfer agent may require a signature guarantee, or other acceptable signature verification, based on the circumstances relative to the particular situation.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, a signature verification from a Signature Validation Program (“SVP”) member, or other acceptable form of authentication from a financial institution source.

■
Additional documentation may be required for redemptions by corporations, executors, administrators, trustees, guardians or others who hold shares in a fiduciary or representative capacity.  Contact the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC, in advance at 1-877-636-6460 or 1-414-765-4124.

To Obtain a Signature Guarantee or Validation

A signature guarantee assures that a signature is genuine.  It protects shareholders from unauthorized account transfers.  You may obtain a signature guarantee from domestic banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notarized signature is not acceptable.

You can get an SVP stamp from most banks, credit unions, federal savings and loan associations, or securities dealers, but not from notary publics.

9

Send a Letter of Instruction

Include with your letter the necessary information you have already assembled.

The Price You Will Receive for Your Shares

The redemption price per share is the next determined NAV after U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent, receives your written request in proper form with all the required information listed above.

BY MAIL
For First Class Mail

Brandywine Advisors Midcap Growth Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

For Overnight Delivery Service or Registered Mail:

Brandywine Advisors Midcap Growth Fund
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan St., 3rd Floor
Milwaukee, WI 53202-5207

Please do not mail letters by overnight delivery service or registered mail to the post office box address.  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at a U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent or the Fund.

BY TELEPHONE
Instruct U.S. Bancorp Fund Services, LLC that you want the option of redeeming shares by telephone.  This can be done by accepting telephone options on the application or by written request to U.S. Bancorp Fund Services, LLC.  Adding this option after your account is already established may require a signature guarantee or other acceptable signature verification.

To request a telephone redemption, assemble the same information that you would include in the letter of instruction for a written redemption request.  Call U.S. Bancorp Fund Services, LLC at 1-877-636-6460 or 1-414-765-4124.  Please do not call the Fund’s Adviser.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

THROUGH SERVICING
AGENTS
If your shares are held by a Servicing Agent, you must redeem your shares through the Servicing Agent.  Contact the Servicing Agent for instructions on how to do so.  If the Fund has entered into an agreement with a Servicing Agent pursuant to which the Servicing Agent (or its designee) has been authorized to accept redemption requests on behalf of the Fund, then all redemption requests received in good order by the Servicing Agent (or its designee) before 4:00 p.m. Eastern Time will receive that day’s NAV, and all redemption requests received in good order by the Servicing Agent (or its designee) after 4:00 p.m. Eastern Time will receive the next day’s NAV.

AUTOMATICALLY
The Systematic Withdrawal Plan option may be activated if you have a minimum of $10,000 in your Fund account.

This option allows you to redeem a specific dollar amount from your account on a regular basis.  You may vary the amount or frequency of withdrawal payments or temporarily discontinue them.  For more information or to request the appropriate form, please call U.S. Bancorp Fund Services, LLC at 1-877-636-6460 or 1-414-765-4124.

Payment of Redemption Proceeds

A Check Will be Mailed to You

Payment for your redeemed shares will generally be sent to you on the business day following the day U.S. Bancorp Fund Services, LLC receives your valid request.  Normally, your payment will be made no later than the seventh day after your shares are redeemed.

Exceptions:  If the shares being redeemed were purchased by check, the Fund may delay the payment of your redemption proceeds until it is reasonably satisfied the check has cleared.  This normally may take up to three days from the date of purchase for local personal or corporate checks and up to seven days from the date of purchase for other personal or corporate checks.  In addition, the Fund can suspend redemptions and/or postpone payments of redemption proceeds beyond seven days at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the Securities and Exchange Commission.

If you redeem by telephone, U.S. Bancorp Fund Services, LLC normally will transfer the redemption proceeds to your designated bank account if you have elected to receive redemption

10

proceeds by either electronic funds transfer or wire.  If you redeem shares through a Servicing Agent, you will receive your redemption proceeds in accordance with the procedures established by the Servicing Agent.

Electronic Transfers

Y our redemption proceeds can be electronically transferred to your designated bank account.  An Electronic Funds Transfer (“EFT”) generally takes up to two-to-three business days to reach a shareholder’s bank account.  A voided check should be included with your application to establish EFT instructions on your account.  There is no fee for this option.  Your bank must be an ACH member.

By Wire

Y our redemption proceeds can be wired directly into your designated bank account.  The transfer agent, U.S. Bancorp Fund Services, LLC, currently charges a $15 fee for each wire, which is deducted from the shareholder’s account.

Disclosures Related to Market Timing

Frequent purchases and redemptions of shares of the Fund by a shareholder may harm other shareholders by interfering with the efficient management of the Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares.  The Fund’s Board of Directors has determined not to adopt policies and procedures that discourage frequent purchases and redemptions of shares of the Fund.  The Fund has not experienced frequent purchases and redemptions of shares of the Fund that have been disruptive to the Fund.

The Fund’s officers receive reports on a regular basis as to purchases and redemptions of shares of the Fund and review these reports to determine if there is any unusual trading in shares of the Fund.  The Fund’s officers will report to the Board of Directors any such unusual trading in shares of the Fund.  In such event, the Fund’s Board of Directors may reconsider its decision not to adopt market timing policies and procedures.

This policy does not affect the Fund’s right to reject any purchase request.  The Fund reserves the right to modify this policy at any time as it deems fit, and as may be required by regulatory requirements.

How to Exchange Shares

You may exchange shares of the Fund for shares of Brandywine Fund or Brandywine Blue Fund, and exchange shares of Brandywine Fund or Brandywine Blue Fund for shares of the Fund, provided that you can meet or have met the $2,000 minimum.  Before exchanging your shares, you should first carefully read the appropriate sections of the Prospectus for the new Fund and you should consider the tax consequences if yours is a taxable account.

The exchange privilege is not intended as a vehicle for short-term or excessive trading.  Excessive or short-term exchange activity may interfere with portfolio management and have an adverse effect on all shareholders.  Accordingly, a Fund may suspend or permanently terminate the exchange privileges of any investor who engages in short-term or excessive trading.

Important Tax Note:

When you exchange shares, you are redeeming your shares in one fund and buying shares of another fund.  For federal income tax purposes, such an exchange is a taxable event in which you may realize a capital gain or loss.  Before making an exchange request, you should consult a tax or other financial adviser to determine the tax consequences. (This concern does not apply to IRA or other tax-exempt accounts.)

To exchange shares, send your written request to:

For First Class Mail

Brandywine Advisors Midcap Growth Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

For Overnight Delivery Service or Registered Mail:

Brandywine Advisors Midcap Growth Fund
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan St., 3rd Floor
Milwaukee, WI 53202-5207

Please do not mail letters by overnight delivery service or registered mail to the post office box address.

You must include:

•Account name

•Account number

•Amount or number of shares of Fund to be exchanged

•Signatures of all registered account owners

If you have accepted telephone options on your account application, you may also exchange your shares by calling us at 1-877-636-6460.

11

The registration (both name and address) of the account from which the exchange is being made and the account to which the exchange is being made must be identical.

At the present time there are no limitations on the number of exchanges a shareholder can make, and no exchange fee is currently imposed by the Fund on exchanges.

Dividends, Distributions
and Taxes

The Fund intends to distribute annually all of its net earnings in the form of dividends and capital gains distributions.  As long as the Fund meets the requirements for being a regulated investment company, which is its intent, it pays no federal income tax on the earnings it distributes to shareholders.

Most investors have their dividends and capital gains distributions reinvested in additional shares of the Fund.  When you open an account, you must specify on your application how you want to receive your distributions.  You may change your distribution option anytime by writing or calling the Fund at 1-877-636-6460 or 1-414-765-4124.

You can receive distributions of dividends and capital gains in two ways:

1.	Reinvestment

Dividends and capital gains are automatically reinvested in additional shares of the Fund, unless you request them to be paid in cash.  You will be advised of the number of shares purchased and the price paid following each reinvestment.  The amount reinvested is added to the basis value of your total investment.

2.	Dividends and capital gains in cash

Both dividends and capital gains are paid in cash.  You may choose to have such amounts mailed to you, or forwarded by EFT (Electronic Funds Transfer) to your account.

If you elect to receive distributions and capital gains paid in cash and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account.  The reinvestment will be at the Fund’s current net asset value and all subsequent distributions will also be reinvested.

The primary distribution will normally be made near the end of October, following the close of the Fund’s fiscal year, with a second distribution, if required, at the end of December.

The Fund’s distributions, whether received in cash or additional shares of the Fund, may be subject to federal, state, and local income tax.  These distributions may be taxed as ordinary income, dividend income, or capital gains (which may be taxed at different rates depending on the length of time the Fund holds the assets generating the capital gains). Distributions of net long-term capital gain are subject to tax as long-term capital gain regardless of the length of time you have held Fund shares. If you purchase shares at a time when the Fund has recognized income or capital gains that have not yet been distributed, the subsequent distribution may result in taxable income to you even though such distribution may be, for you, the economic equivalent of a return of capital.

The Fund will notify you of the tax status of ordinary income distributions and capital gain distributions after the end of each calendar year.

You will generally recognize taxable gain or loss on a redemption of shares in the Fund in an amount equal to the difference between the amount received and your tax basis in such shares. This gain or loss will generally be capital and will be long-term capital gain or loss if the shares were held for more than one year. Any loss recognized by a shareholder upon a taxable disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to such shares. A loss realized on the disposition of shares of a Fund will be disallowed to the extent identical (or substantially identical) shares are acquired in a 61-day period beginning 30 days before and ending 30 days after the date of such disposition. In that event, the basis of the replacement shares of a Fund will be adjusted to reflect the disallowed loss.

F ederal law requires a mutual fund compan y report to its shareholders’ cost basis, gain/loss, and holding period with respect to “covered shares” of the mutual fund to the Internal Revenue Service on the shareholders’ Consolidated Form 1099 when the “covered” shares are sold. Covered shares are any Fund and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Fund has chosen average cost as its standing (default) tax lot identification method for all shareholders, which means this is the method the Fund will use to determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund's standing tax lot identification method is the method it will use to report the sale of covered shares on your Consolidated Form

12

1099 if you do not select a specific tax lot identification method. You may choose a method other than the Fund's standing method at the time of your purchase or upon the sale of covered shares.

The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption. Fund shareholders should consult with their tax adviser to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.

For those securities defined as “covered” under current IRS cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not “covered.”

If you hold shares in the Fund through a broker (or another nominee), please contact that broker (or nominee) with respect to the reporting of cost basis and available elections for your account.

      The receipt of proceeds of the redemption of shares held in an IRA will constitute a taxable distribution of benefits from the IRA unless a qualifying rollover contribution is made.  Shareholders who redeem shares held in an IRA must indicate on their redemption request whether or not to withhold federal income taxes.  If not, these redemptions, as well as redemptions of other retirement plans not involving a direct rollover to an eligible plan, will be subject to federal income tax withholding.

The preceding discussion is meant to be only a general summary of the potential federal income tax consequences of an investment in the Fund by U.S. shareholders.  The SAI contains a more detailed summary of federal tax rules that apply to the Fund and its shareholders. This summary is not intended to be and should not be construed to be legal or tax advice to any current holder of the shares of the Fund. Legislative, judicial, or administrative action may change the tax rules that apply to the Fund or its shareholders and any such change may be retroactive.  You should consult your own tax adviser to determine the tax consequences of owning Fund shares.

Shareholder Statements
and Reports

To help you keep accurate records, we will send you a confirmation immediately following each transaction you make and quarterly statements.  In January, we will send you a clear, concise statement detailing all your transactions during the year. Information on the status of your account is always available by telephone.

Four times a year, the Adviser will send you a report on the Fund.  These comprehensive reports include an assessment of the Fund’s performance, various comparisons to benchmarks, an overview of the markets, a report from the Adviser, listings of the Fund’s holdings and other items of interest.  The Adviser may also provide interim letters to update shareholders about important matters.

Account Services and Policies

Immediate Balance Information

Through an electronic Voice Response Unit (“VRU”) we offer 24-hour a day shareholder service.  Just call 1-877-636-6460 for an update on your account balance or latest share prices.  The VRU will guide you to your desired information.  Remember to have your account number handy.

Website

Visit the Fund’s site at:
http://www.brandywinefunds.com

On our website you can confirm your account balance, review recent transactions and make additional purchases if you have selected that option.  We are committed to protecting your personal financial security and have strict measures in place to ensure that others will never have access to your personal financial information. To access your account or establish your personal identification number (“PIN”), you must verify your identity by providing your social security number or tax identification number, and your account number.  When you establish your PIN, you will also be prompted to create a “Reset PIN Question and Answer” to enable you to reset a disabled or forgotten PIN directly from the website.  Should you require assistance with your account access, please contact a Shareholder Services Representative at 1-877-636-6460 or 1-414-765-4124.

Account Minimums

          The Fund reserves the right to redeem the shares held in any account, other than an IRA or an account with a Servicing Agent, if at the time of any exchange or redemption of shares in the account, the value of the remaining shares in the account falls below

13

$1,500.  The shareholder will be notified that the value of his account is less than the minimum and allowed at least 60 days to make an additional investment.

Telephone and Electronic Transactions

It may be difficult to reach the Fund by telephone during periods of unusual market activity.  If you are unable to reach a representative by telephone, you may have to send written instructions.

Neither the Fund nor U.S. Bancorp Fund Services, LLC will be liable for following instructions for telephone or Internet transactions that they reasonably believe to be genuine, provided reasonable procedures are used to confirm the genuineness of the instructions, but may be liable for unauthorized transactions if they fail to follow such procedures.  These procedures include requiring some form of personal identification or personalized security codes or other information prior to acting upon the telephone or Internet instructions and recording all telephone calls.

Telephone redemptions must be received by or prior to market close (normally 4:00 p.m. Eastern Time).  During periods of high market activity, shareholders may encounter higher than usual call waits.  Please allow sufficient time to place your telephone transaction.  Shares of the Fund may not be redeemed via the Internet.

Once a telephone or Internet transaction has been placed, it cannot be canceled or modified.

Procedures for telephone redemptions may be modified or terminated at any time by the Fund or its transfer agent, U.S. Bancorp Fund Services, LLC.  The Fund reserves the right to refuse a telephone redemption request if it is believed advisable to do so.

Address Changes

To change the address on your account, call U.S. Bancorp Fund Services, LLC at 1-877-636-6460 or 1-414-765-4124.  Any written redemption request received within 30 days after an address change, whether such address change is made in writing or by telephone, must be accompanied by a signature guarantee.  No telephone redemptions will be allowed within 30 days of an address change.

Temporary Suspension of Services

The Fund can stop selling shares at any time and postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission.

Index Descriptions

The S&P 500® Index consists of 500 stocks, mostly on the New York Stock Exchange, selected by the Standard & Poor’s Ratings Group.  Each stock’s weighting is based on its relative total market value.  Stocks may be added or deleted from the Index which assumes reinvestment of dividends.

The Russell MidCap® Index, a trademark of the Frank Russell Company, measures the performance of the smallest 800 companies in the Russell 1000 Index and assumes reinvestment of dividends.  The Russell 1000 Index consists of the largest 1,000 companies included in the Russell 3000 Index.  The Russell 3000 Index consists of the 3,000 largest publicly traded companies in the United States based on total market capitalization.

The Russell MidCap® Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values and assumes reinvestment of dividends.  The stocks are also members of the Russell 1000 Growth Index.

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Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Annual Report, which is available upon request.  To obtain a copy, call 1-877-636-6460 or 1-414-765-4124.

	Years Ended September 30,
	2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$6.82	$7.13	$6.86	$8.65	$13.03

Income from investment operations:
Net investment loss(1)	(0.03)	(0.05)	(0.02)	(0.04)	(0.08)
Net realized and unrealized gains (losses) on investments	0.84	(0.26)	0.29	(1.75)	(2.81)
Total from investment operations	0.81	(0.31)	0.27	(1.79)	(2.89)

Less distributions:
Distributions from net investment income	—	—	—	—	—
Distributions from net realized gains	—	—	—	—	(1.49)
Total from distributions	—	—	—	—	(1.49)
Net asset value, end of year	$7.63	$6.82	$7.13	$6.86	$8.65

TOTAL RETURN	11.88%	(4.35%)	3.94%	(20.69%)	(25.22%)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s $)	119,769	122,926	178,780	148,518	204,571
Ratio of operating expenses to average net assets	1.22%*	1.25%*	1.28%	1.30%	1.19%
Ratio of net investment loss to average net assets	(0.37%)	(0.63%)	(0.30%)	(0.62%)	(0.71%)
Portfolio turnover rate	266%	241%	226%	240%	198%

(1)	Net investment loss per share was calculated using average shares outstanding.
*	Interest expense is less than 0.005% of average net assets.

15

Brandywine Advisors Midcap Growth Fund
P.O. Box 4166
Greenville, Delaware 19807
E-mail: bfunds@friess.com
Website: http://www.brandywinefunds.com
1-877-636-6460 or 1-414-765-4124

To learn more about Brandywine Advisors Midcap Growth Fund, you may want to read the Statement of Additional Information (“SAI”) which contains additional information about the Fund.  The Brandywine Advisors Midcap Growth Fund has incorporated by reference the SAI into this Prospectus.  This means that you should consider the contents of the SAI to be part of this Prospectus.

You also may learn more about Brandywine Advisors Midcap Growth Fund’s investments by reading the Fund’s annual and semi-annual reports to shareholders.  The annual report includes a discussion of the market conditions and investment strategies that significantly affected the performance of the Fund during the previous fiscal year.

The SAI and the Fund’s annual and semi-annual reports are available, without charge, by calling 1-877-636-6460 or 1-414-765-4124 or by writing to:

Brandywine Advisors Midcap Growth Fund
P.O. Box 4166
Greenville, Delaware 19807

The Fund also makes available the SAI and the annual and semi-annual reports, free of charge, on its Internet website (http://www.brandywinefunds.com).

Prospective investors and shareholders who have questions about Brandywine Advisors Midcap Growth Fund may also call the above numbers or write to the above address.

The general public can review and copy information about Brandywine Advisors Midcap Growth Fund (including the SAI) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. (Please call 1-202-551-8090 for information on the operations of the Public Reference Room.)  Reports and other information about Brandywine Advisors Midcap Growth Fund are also available on the EDGAR Database on the Securities and Exchange Commission’s Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address:  publicinfo@sec.gov, or by writing to:

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-1520

Please refer to Brandywine Advisors Midcap Growth Fund’s Investment Company Act File No. 811-06221 when seeking information about the Fund from the Securities and Exchange Commission.

STATEMENT OF ADDITIONAL INFORMATION for the Brandywine Advisors Midcap Growth Fund (BWAFX) series of Brandywine Blue Fund, Inc.	January 31, 2013

BRANDYWINE ADVISORS MIDCAP GROWTH FUND

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Brandywine Advisors Midcap Growth Fund dated January 31, 2013 .  Requests for copies of the prospectus should be made in writing to Brandywine Advisors Midcap Growth Fund, P.O. Box 4166, Greenville, Delaware, 19807, Email: bfunds@friess.com or Website: www.brandywinefunds.com, or by calling (877) 636-6460.

The following financial statements are incorporated by reference to the Annual Report, dated September 30, 2012 , of Brandywine Advisors Midcap Growth Fund (File No. 811-06221), as filed with the Securities and Exchange Commission on Form N-CSR on October  25, 2012 :

Statement of Assets and Liabilities
Schedule of Investments
Statement of Operations
Statements of Changes in Net Assets
Financial Highlights
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm

Shareholders may obtain a copy of the Annual Report, without charge, by calling 1-877-636-6460.

BRANDYWINE BLUE FUND, INC.
BRANDYWINE ADVISORS MIDCAP GROWTH FUND
P.O. Box 4166
Greenville, Delaware  19807

BRANDYWINE ADVISORS MIDCAP GROWTH FUND

No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information and the Prospectus dated January 31, 2013 and, if given or made, such information or representations may not be relied upon as having been authorized by Brandywine Advisors Midcap Growth Fund.

This Statement of Additional Information does not constitute an offer to sell securities.

GENERAL INFORMATION AND HISTORY

Brandywine Blue Fund, Inc. (the “Company”) is an open-end, management investment company, consisting of two diversified portfolios, Brandywine Blue Fund and Brandywine Advisors Midcap Growth Fund (the “Fund”), registered under the Investment Company Act of 1940, as amended (the “Act”). This Statement of Additional Information (“SAI”) provides information about Brandywine Advisors Midcap Growth Fund.  The Company is a Maryland corporation incorporated on November 13, 1990.

INVESTMENT RESTRICTIONS

The Fund has adopted the following investment restrictions, which are matters of fundamental policy and cannot be changed without approval of the holders of the lesser of:  (i) 67% of the Fund’s shares present or represented at a shareholder meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of the Fund.

1. The Fund will not purchase securities on margin, participate in a joint-trading account, sell securities short, or write or invest in put or call options.

2. The Fund will not borrow money or issue senior securities, except for temporary bank borrowings.  The Fund may pledge its assets to secure borrowings.  The Fund will not purchase securities while it has any outstanding borrowings.

3. The Fund will not lend money (except by purchasing debt securities of a type normally acquired by institutional investors or entering into repurchase agreements) and will not lend its portfolio securities.

4. The Fund will not make investments for the purpose of exercising control or management of any company.

5. The Fund will limit its purchases of securities of any issuer (other than the United States or an instrumentality of the United States) in such a manner that it will satisfy at all times the requirements of Section 5(b)(1) of the Act (i.e., that at least 75% of the value of its total assets is represented by cash and cash items (including receivables), U.S. government securities, securities of other investment companies, and other securities for the purpose of the foregoing limited in respect of any one issuer to an amount not greater than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.)

6. The Fund will not concentrate 25% or more of the value of its total assets, determined at the time an investment is made, exclusive of U.S. government securities, in securities issued by companies engaged in the same industry.

7. The Fund will not act as an underwriter or distributor of securities other than of its shares (except to the extent the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities).

8. The Fund will not purchase interests in any oil, gas or any other mineral exploration or development program.

9. The Fund will not purchase or sell real estate or real estate mortgage loans.  (This prohibition shall include limited partnership interests of limited partnerships investing in real estate, but shall not include readily marketable investments in real estate investment trusts or readily marketable securities of companies investing in real estate.)

10. The Fund will not purchase or sell commodities or commodities contracts, including futures contracts.

The following investment limitations are not fundamental and the Fund’s Board of Directors may change them without shareholder approval.  If the Fund’s Board of Directors determines to change one of these investment limitations, the Fund will provide written notice to shareholders before implementing the change.

1. Typically, the Fund will not invest in securities of unseasoned issuers, including their predecessors, which have been in operation for less than three years.

2. The Fund will not invest more than 15% of the value of its net assets in illiquid securities.

3. The Fund will not purchase securities of other investment companies except (a) as part of a plan of merger, consolidation or reorganization approved by the shareholders of the Fund or (b) securities of registered closed-end investment companies on the open market where no commission or profit results, other than the usual and customary broker’s commission and where as a result of such purchase the Fund would hold less than 3% of any class of securities, including voting securities, of any registered closed-end investment company and less than 5% of the Fund’s assets, taken at current value, would be invested in securities of registered closed-end investment companies.

4. The Fund’s investments in money market instruments and cash will not exceed 10% of the Fund’s net assets, except for short-term portfolio repositioning.

5. Except as permitted by the Act (as amended, and as interpreted or modified by the regulatory authority having jurisdiction, from time to time), the Fund will not knowingly sell its shares to any other investment company if, immediately after the sale, more than 3% of the total outstanding voting stock of the Fund is owned by the acquiring company, or more than 10% of the total outstanding voting stock of the Fund is owned by the acquiring company and other investment companies.

6. Except as permitted by the Act (as amended, and as interpreted or modified by the regulatory authority having jurisdiction, from time to time), the Fund will not acquire securities issued by an insurance company if, as a result of such acquisition, the Fund owns more than 10% of the total outstanding voting stock of the insurance company.

7. Except as permitted by the Act (as amended, and as interpreted or modified by the regulatory authority having jurisdiction, from time to time), the Fund will not acquire the

2

securities of an issuer that in its most recent fiscal year derived more than 15% of its gross revenues from securities-related activities if, as a result of such acquisition, the Fund owns more than 5% of the outstanding securities of that class of the issuer’s equity securities, more than 10% of the outstanding principal amount of the issuer’s debt securities, or the Fund has invested more than 5% of the value of its total assets in the securities of the issuer.

8. Except as permitted by the Act (as amended, and as interpreted or modified by the regulatory authority having jurisdiction, from time to time), the Fund will not purchase shares of a registered closed-end investment company if, as a result of such acquisition, the Fund and the other funds in the fund complex (Brandywine Fund and Brandywine Blue Fund), combined, own more than 10% of the total outstanding voting stock of such closed-end company.

Except for investment restrictions relating to borrowing money or investing in illiquid securities, unless specifically stated in an investment restriction, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from changes in value of a Fund’s assets will not constitute a violation of that restriction.

In accordance with the requirements of Rule 35d-1 under the Act, it is a non-fundamental policy of the Fund to normally invest at least 80% of the value of its net assets in the particular type of investment suggested by the Fund’s name.  If the Company’s Board of Directors determines to change this non-fundamental policy for the Fund, the Fund will provide 60 days prior notice to the shareholders before implementing the change of policy.  Any such notice will be provided in plain English in a separate written document containing the following prominent statement in bold-face type:  “Important Notice Regarding Change in Investment Policy.”  If the notice is included with other communications to shareholders, the aforementioned statement will also be included on the envelope in which the notice is delivered.

INVESTMENT CONSIDERATIONS

The Fund invests mainly in common stocks of U.S. companies and, to a lesser extent, in equity securities of foreign issuers, usually those that are publicly traded in the U.S. either directly or through American Depositary Receipts.  When the Fund’s investment adviser believes that securities other than common stocks offer opportunity for long-term capital appreciation, the Fund may invest up to 30% of its net assets in publicly distributed debt securities, preferred stocks, particularly those that are convertible into or carry rights to acquire common stocks, and warrants.  (The Fund currently intends to invest not more than 10% of its net assets in publicly distributed debt securities, preferred stocks or warrants.)  Investments in publicly distributed debt securities and nonconvertible preferred stocks offer an opportunity for growth of capital during periods of declining interest rates, when the market value of such securities generally increases.  The Fund will limit its investments in publicly distributed debt securities to those that have been assigned one of the three highest ratings of either Standard & Poor’s Corporation (AAA, AA and A) or Moody’s Investors Service, Inc. (Aaa, Aa and A).  In the event a publicly distributed debt security is downgraded after investment, the Fund may retain such security unless it is rated less than investment grade (i.e., less than BBB by Standard & Poor’s Corporation or Baa by Moody’s Investors Service, Inc.).  If it is downgraded below

3

investment grade, the Fund will promptly dispose of such publicly distributed debt security.  A description of the foregoing ratings is set forth in “Description of Securities Ratings.”

The principal risks associated with investments in debt securities are interest rate risk and credit risk.  Interest rate risk reflects the principle that, in general, the value of debt securities rises when interest rates fall and falls when interest rates rise.  Longer-term obligations are usually more sensitive to interest rate changes than shorter-term obligations.  Credit risk is the risk that the issuers of debt securities held by the Fund may not be able to make interest or principal payments.  Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security, leading to greater volatility in the price of the security.

Preferred stocks have a preference over common stocks in liquidation (and generally dividends as well) but are subordinated to the liabilities of the issuer in all respects.  Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similarly stated yield characteristics.  Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors.  Preferred stock also may be subject to optional or mandatory redemption provisions.

The value of a company’s preferred stock (like its common stock) may fall as a result of factors relating directly to that company’s products or services or due to factors affecting companies in the same industry or in a number of different industries.  The value of preferred stock also may be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates.  In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt.  For this reason, the value of the preferred stock usually will react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.  Preferred stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them.  Warrants are options to purchase equity securities at a specific price valid for a specific period of time.  They do not represent ownership of the securities, but only the right to buy them.  Warrants involve the risk that the Fund could lose the purchase value of the warrant if the warrant is not exercised or sold prior to its expiration.  They also involve the risk that the effective price paid for the warrant added to the subscription price of the related security may be greater than the value of the subscribed security’s market price.

The Fund may invest in securities of foreign issuers or in American Depositary Receipts of such issuers.  Such investments may involve risks which are in addition to the usual risks inherent in domestic investments.  The value of the Fund’s foreign investments may be significantly affected by changes in currency exchange rates and the Fund may incur costs in converting securities denominated in foreign currencies to U.S. dollars.  In many countries, there is less publicly available information about issuers than is available in the reports and ratings

4

published about companies that are subject to United States federal securities laws and regulations .  Additionally, foreign companies are not subject to uniform accounting, auditing and financial reporting standards.  Dividends and interest on foreign securities may be subject to foreign withholding taxes, which would reduce the Fund’s income without providing a tax credit for the Fund’s shareholders.  Although the Fund intends to invest in securities of foreign issuers domiciled in nations that the Fund’s investment adviser considers as having stable and friendly governments, there is the possibility of expropriation, confiscatory taxation, currency blockage or political or social instability that could affect investments in those nations.

The money market instruments in which the Fund invests include conservative fixed-income securities, such as U.S. Treasury Bills, certificates of deposit of U.S. banks (provided that the bank has capital, surplus and undivided profits, as of the date of its most recently published annual financial statements, with a value in excess of $100,000,000 at the date of investment), commercial paper rated A-1 by Standard & Poor’s Corporation or Prime-l by Moody’s Investors Service, Inc., commercial paper master notes and repurchase agreements.  Commercial paper master notes are unsecured promissory notes issued by corporations to finance short-term credit needs.  They permit a series of short-term borrowings under a single note.  Borrowings under commercial paper master notes are payable in whole or in part at any time upon demand, may be prepaid in whole or in part at any time, and bear interest at rates that are fixed to known lending rates and automatically adjusted when such known lending rates change.  There is no secondary market for commercial paper master notes.  The Fund’s investment adviser will monitor the creditworthiness of the issuers of the commercial paper master notes while any borrowings are outstanding.

Repurchase agreements are agreements under which the seller of a security agrees at the time of sale to repurchase the security at an agreed time and price.  The Fund will not enter into repurchase agreements with entities other than banks or invest over 15% of its net assets in repurchase agreements with maturities of more than seven days.  If a seller of a repurchase agreement defaults and does not repurchase the security subject to the agreement, the Fund will look to the collateral security underlying the seller’s repurchase agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller’s obligation to the Fund.  In such event, the Fund might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines.  In addition, if bankruptcy proceedings are instituted against a seller of a repurchase agreement, realization upon the collateral may be delayed or limited.

The Fund is authorized to borrow money from banks as a temporary measure for extraordinary or emergency purposes (the aggregate value of the Fund’s outstanding borrowings may not exceed 33 1/3% of the value of the Fund’s total assets).  For example, the Fund may borrow money to facilitate management of the Fund’s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio investments would be inconvenient or disadvantageous. As required by the Act, the Fund may only borrow from a bank and must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund’s assets should fail to meet this 300% coverage test, the Fund will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage within three days (not including Saturdays, Sundays and holidays). Maintenance of this percentage

5

limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the investment adviser, investment considerations warrant such action.  A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.  For the fiscal years ended September 30, 2012 and 2011, the Fund’s portfolio turnover was 266% and 241% , respectively.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund maintains written policies and procedures regarding the disclosure of its portfolio holdings to ensure that disclosure of information about portfolio securities is in the best interests of the Fund’s shareholders.  The Fund may not receive any compensation for providing this information.  The Fund’s Chief Compliance Officer will report periodically to the Board of Directors with respect to compliance with the Fund’s portfolio holdings disclosure procedures.

Fund Service Providers.  The Fund has entered into arrangements with certain third party service providers for services that require these groups to have access to the Fund’s portfolio holdings.  As a result, such third party service providers may receive portfolio holdings information prior to and more frequently than the public disclosure of such information.  There is no set frequency at which this information is provided to the Fund’s service providers, as it is only provided on an as-needed basis in connection with their services to the Fund, and the need for such disclosure arises from time to time throughout the year.  As a result, there is also no set time between the date of such information being made available to certain third party service providers and the date on which the information is publicly disclosed.  In each case, the Fund’s Board of Directors has determined that such advance disclosure is supported by a legitimate business purpose and that the recipient is subject to a duty to keep the information confidential.  These third party service providers include the Fund’s administrator, independent registered public accountants, financial printer, legal counsel, transfer agent and custodian.

Rating and Ranking Organizations.  The Fund’s Board of Directors has determined that the Fund may provide its portfolio holdings to the rating and ranking organizations listed below.  The Fund may provide portfolio information to these organizations on either a monthly or quarterly basis but not until such information is approximately 10 business days old.

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Morningstar, Inc.
Lipper, Inc.
Bloomberg L.P.
Thomson Financial Research
Vickers Stock Research

The determination was made that these organizations provide investors with a valuable service and, therefore, it is in the best interests of the Fund’s shareholders to provide them with non-public portfolio holdings information.  This information is not provided on the condition that it be kept confidential or that such organizations not trade on such information.  However, the officers of the Fund receive reports on a regular basis as to purchases and redemptions of Fund shares and review these reports to determine if there is any unusual trading in Fund shares.  The officers of the Fund will report to the Board of Directors any such unusual trading in Fund shares.  The Fund may not pay these organizations in connection with the dissemination of the Fund’s portfolio holdings.

Public Disclosure.  The Fund’s quarterly reports to shareholders, containing quarter-end portfolio holdings, are distributed to shareholders approximately 10 business days after the end of each calendar quarter.

7

DIRECTORS AND OFFICERS OF THE COMPANY

Management Information

As a Maryland corporation, the business and affairs of the Company are managed by its officers under the direction of its Board of Directors. The same persons currently serve as directors and officers of both Brandywine Blue Fund, Inc. and Brandywine Fund, Inc., another registered investment company advised by the Fund’s investment adviser.  The name, address, principal occupations during the past five years, other public company and registered investment company directorships held during the past five years and other information with respect to each of the current directors and officers of the Company, as of the date of this SAI, are as follows:

	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Director(1)	Other Directorships Held by Director during the Past Five Years

“Disinterested Persons”

C. Quentin S. Jackson Age: 69 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Director	Indefinite, until successor elected since 2001	Mr. Jackson is retired. He was the President and Chief Executive Officer of Nuclear Electric Insurance Ltd., a multibillion - dollar company mutually owned by energy companies.	3	None
Stuart A. McFarland Age: 65 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Director (Lead Independent Director)	Indefinite, until successor elected since 2001	Mr. McFarland is Managing Partner of Federal City Capital Advisors, LLC, a financial advisory firm.	3	Helios Funds (8 portfolios), and Newcastle Investment Corporation.
Thomas D. Wren Age: 61 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Director (Chairman of the Audit Committee)	Indefinite, until successor elected since 2006	Mr. Wren is retired. He was a senior adviser for Promontory Financial Group, LLC, Washington, DC, a financial and regulatory consulting firm from 2006 to 2011.	3	ACM Financial Trust, Inc. and Hatteras Financial Corp.

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Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Director(1)	Other Directorships Held by Director during the Past Five Years

“Disinterested Persons”

Stephen M. Wynne Age: 58 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Director	Indefinite, until successor elected since 2011	Mr. Wynne is retired. He was the CEO of the U.S. Funds Services business unit of Bank of New York Mellon , following the acqusition in 2010 of PNC Global Investment Servicing. He was the CEO of PNC Global Investment Servicing where he served in various capacities from 1977 until 2010.	3	FundVantage Trust (21 portfolios) and Copeland Trust ( 2 portfolios )
James W. Zug Age: 72 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Director	Indefinite, until successor elected since 2001	Mr. Zug is a retired Partner of PricewaterhouseCoopers LLP. He was employed with PricewaterhouseCoopers and its predecessors from 1964 until 2000.	3	Allianz Funds (19 portfolios), Amkor Technology, Inc. and Teleflex Inc.
_______________
(1)	Brandywine Fund, Brandywine Blue Fund and Brandywine Advisors Midcap Growth Fund are the only Funds in the Fund Complex.

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	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Director(1)	Other Directorships Held by Director during the Past Five Years

“Interested Persons” (as defined in the Act) (2)

William F. D’Alonzo Age: 58 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Director	Indefinite, until successor elected since 2001	Mr. D’Alonzo joined Friess Associates, LLC in 1981 as part of the research team. He became Chief Investment Officer of Friess Associates, LLC and Friess Associates of Delaware, LLC, an affiliate of Friess Associates, LLC (the “Friess Companies”), in 1997 and Chief Executive Officer of the Friess Companies in 2002.	3	None
	President and Chairman	1 year term President since 2003 Chairman since 2004
Joseph J. Fields Age: 57 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Vice President	1 year term since 2007	Mr. Fields joined Friess Associates, LLC in 1999. He is currently a Client Relationship Manager of the Friess Companies.	N/A	N/A
Scott W. Gates Age: 51 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Vice President	1 year term since 2011	Mr. Gates joined Friess Associates, LLC in 2003. He became a Senior Research Team Leader in 2008 and Co-Chief Investment Officer in 2012 .	N/A	N/A
J. Gordon Kaiser Age: 53 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Vice President and Treasurer	1 year term Vice President since 2007; Treasurer since 2011	Mr. Kaiser joined Friess Associates, LLC in 1999. He is currently a Client Relationship Manager of the Friess Companies.	N/A	N/A

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Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Director(1)	Other Directorships Held by Director during the Past Five Years

“Interested Persons” (as defined in the Act) (2)

David D. Marky Age: 47 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Vice President and Chief Compliance Officer	1 year term as Vice President since 2002 and at the discretion of the Board as Chief Compliance Officer since 2004 .	Mr. Marky joined Friess Associates, LLC in 2000. He is currently the Chief Operating Officer and Chief Compliance Officer of the Friess Companies.	N/A	N/A
Colleen M. Rowley Age: 41 Address: c/o Friess Associates, LLC P.O. Box 4166 Greenville, DE 19807	Secretary	1 year term since 2011	Ms. Rowley joined Friess Associates, LLC in 1998. She currently serves as H ead of T rading O perations for the Friess Companies .	N/A	N/A
___________
(1)	Brandywine Fund, Brandywine Blue Fund and Brandywine Advisors Midcap Growth Fund are the only Funds in the Fund Complex.
(2)	All of the officers of the Company and employees of the Friess Companies are “interested persons” of the Company (as defined in the Act).

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Qualification of Directors

William F. D’Alonzo has for many years served as a portfolio manager of the Fund, and has been a director of the Company for 12 years.  His experience and skills as a portfolio manager of the Fund, as well as his familiarity with the investment strategies utilized by the Fund’s investment adviser and with the Fund’s portfolio, led to the conclusion that he should serve as a director.  C. Quentin S. Jackson has extensive experience working in regulated industries like the investment management industry and a deep understanding of financial statements, having served as the President and Chief Executive Officer of a multibillion - dollar insurance company, making him a valuable source of knowledge.  Stuart A. McFarland’s experience as the managing partner of a financial advisory firm and chairman of a thrift holding company has provided him with a firm understanding of financial statements, the financial industry and its rules and regulations, enabling him to provide the Board with valuable input and oversight.  Thomas D. Wren has extensive experience in the financial industry, most recently serving as a senior adviser for a financial and regulatory consulting firm, that has provided him with a thorough knowledge of financial products and the rules and regulations related to the financial industry, making him a valuable member of the Board.  Stephen M. Wynne has more than 30 years of experience servicing clients participating in the global investment management and distribution industry.  As CEO for two different financial services firms, Mr. Wynne has overseen and directed his organizations’ strategic and operational development in servicing the needs of mutual funds, exchange-traded funds, hedge funds, managed accounts and offshore funds, making him a valuable source of information and insight for the Board.  James W. Zug’s experience as a partner of a certified public accounting firm provided him with an extensive background in financial statement analysis and related financial expertise, which he brings to the Board in a relatable, effective way.  Each of Messrs. Jackson, McFarland, Wren, Wynne and Zug takes a conservative and thoughtful approach to addressing issues facing the Fund.  The combination of skills and attributes discussed above led to the conclusion that each of Messrs. Jackson, McFarland, Wren, Wynne and Zug should serve as a director.

Board Leadership Structure

The Board of Directors has general oversight responsibility with respect to the operation of the Company and the Fund, and has structured itself in a manner that it believes allows it to perform its oversight function effectively.  The Board has engaged the Fund’s investment adviser to manage the Fund and is responsible for overseeing the adviser and other service providers to the Company and the Fund in accordance with the provisions of the Act and other applicable laws.  The Board has established an Audit Committee to assist the Board in performing its oversight responsibilities.  More than 75% of the members of the Board are disinterested persons of the Fund (the “Independent Directors”), and the Audit Committee is comprised entirely of Independent Directors.  The Chairman of the Board is the President and the Chief Investment Officer of the Fund’s investment adviser.  The Board has a Lead Independent Director, who acts as the primary liaison between the Independent Directors and management.  The Independent Directors, including the Lead Independent Director, help identify matters for consideration by the Board and the Lead Independent Director regularly participates in the agenda setting process for Board meetings.

In developing its structure, the Board has considered that the Chairman of the Board, as the Chief Investment Officer of the Fund’s investment adviser, can provide valuable

12

input based on his tenure with the adviser and experience in the types of securities in which the Fund invests.  The Board has also determined that the structure of the Lead Independent Director and the function and composition of the Audit Committee are appropriate means to provide effective oversight on behalf of Fund shareholders and address any potential conflicts of interest that may arise from the Chairman’s status as an interested person of the Fund.

Board Oversight of Risk

Through its direct oversight role, and indirectly through the Audit Committee, and officers of the Fund and service providers, the Board of Directors performs a risk oversight function for the Fund.  To effectively perform its risk oversight function, the Board, among other things, performs the following activities: receives and reviews reports related to the performance and operations of the Fund; reviews and approves, as applicable, the compliance policies and procedures of the Fund; approves the Fund’s principal investment policies; meets with representatives of various service providers, including the Fund’s investment adviser and the independent registered public accounting firm of the Fund, to review and discuss the activities of the Fund and to provide direction with respect thereto; and appoints a chief compliance officer of the Fund who oversees the implementation and testing of the Fund’s compliance program and reports to the Board regarding compliance matters for the Fund and its service providers.

The Company has an Audit Committee, which plays a significant role in the risk oversight of the Fund as it meets annually with the auditors of the Fund .  Additionally, the Board meets quarterly with the Fund’s C hief C ompliance O fficer.

Not all risks that may affect the Fund can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects.  It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Fund, the Fund’s investment adviser or other service providers.  Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals.  As a result of the foregoing and other factors, the Fund’s ability to manage risk is subject to substantial limitations.

Board Committees

The Company’s Board of Directors has created an Audit Committee whose members consist, as of the date of this SAI, of Messrs. Wren, Wynne and Zug.  The primary functions of the Audit Committee are to recommend to the Board of Directors the independent registered public accounting firm to be retained to perform the annual audit of the Fund, to review the results of the audit, to review the Fund’s internal controls and to review certain other matters relating to the Fund’s auditors and financial records. The Company’s Board of Directors has no other committees. The A udit C ommittee met twice during the fiscal year ended September 30, 2012 .

Board Compensation

The current standard method of compensating the directors of the Company and Brandywine Fund, Inc. is for the Fund, Brandywine Blue Fund and Brandywine Fund to pay each disinterested director an annual fee of $3,400, $23,300 and $23,300, respectively.  The lead independent director is paid an additional $8,000 annually, divided proportionately among the

13

Funds.  The chairman of the audit committee is paid an additional $5,000 annually, divided proportionately among the Funds.  Each of the Fund, Brandywine Blue Fund and Brandywine Fund also may reimburse directors for travel expenses incurred in order to attend meetings of the Boards of Directors.

The table below sets forth the compensation paid by the Fund to each of the current directors of the Company during the fiscal year ended September 30, 2012 :

COMPENSATION TABLE

Name of Person	Aggregate Compensation From Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex(1) Paid to Directors

“Disinterested Persons”

C. Quentin S. Jackson	$3,491	$0	$0	$52,000

Stuart A. McFarland	$3,867	$0	$0	$58,500

Thomas D. Wren	$3,550	$0	$0	$52,500

Stephen M. Wynne	$3,400	$0	$0	$50,000

James W. Zug	$3,400	$0	$0	$50,000

“Interested Persons” (as defined in the Act)

William F. D’Alonzo	$0	$0	$0	$0
_______________

(1)	Brandywine Advisors Midcap Growth Fund, Brandywine Blue Fund and Brandywine Fund are the only Funds in the Fund Complex.

Ownership of Board in Fund and Fund Complex

The governance policies of the Funds contemplate that each independent director will have invested in excess of $100,000 in the aggregate of shares of Brandywine Fund, Brandywine Blue Fund and Brandywine Advisors Midcap Growth Fund after three years of service as a director.  It is not contemplated that directors will modify their investment level in the Fund due to market value fluctuations.  The following table sets forth the dollar range of equity securities beneficially owned by each of the current Directors in the Fund as of December 31, 2012 , which is also the valuation date:

14

Name of Director	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies(1)

“Disinterested Persons”

C. Quentin S. Jackson	$10,001 - $50,000	Over $100,000

Stuart A. McFarland	$10,001 - $50,000	Over $100,000

Thomas D. Wren	$10,001 - $50,000	Over $100,000

Stephen M. Wynne	$1 - $10,000	Over $100,000

James W. Zug	$10,001 - $50,000	$50,001 - $100,000

“Interested Persons” (as defined in the Act)

William F. D’Alonzo	Over $100,000	Over $100,000
_____________

(1)	The funds that comprise the “Family of Investment Companies” are the Brandywine Advisors Midcap Growth Fund, Brandywine Blue Fund and Brandywine Fund.

Code of Ethics

The Company and Friess Associates, LLC, the Fund’s investment adviser, have adopted a code of ethics pursuant to Rule 17j-1 under the Act.  The code of ethics permits personnel subject thereto to invest in securities, including securities that may be purchased or held by the Fund.  The code of ethics generally prohibits, among other things, persons subject thereto from purchasing or selling securities if they know at the time of such purchase or sale that the security is being considered for purchase or sale by the Fund or is being purchased or sold by the Fund.  While the code of ethics permits access persons of the Friess Companies to purchase and redeem shares of the Fund, it requires that such transactions be approved in advance by the Friess Companies Compliance Department, and prohibits purchases within 10 business days of a redemption and a redemption within 10 business days of a purchase.

Proxy Voting

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at the Fund’s website at http://www.brandywinefunds.com or the website of the Securities and Exchange Commission at http://www.sec.gov.

The Fund votes proxies in accordance with its proxy voting policy.  The Friess Companies employ Institutional Shareholder Services Inc. to assist them in voting proxies for the Fund.  When the Fund votes proxies it generally follows the so-called “Wall Street Rule” (namely, it votes as management recommends or sells the stock prior to the meeting).  The Friess Companies believe that following the “Wall Street Rule” is usually consistent with the economic best interests of the Fund.  Consistent with their duty of care, the Friess Companies monitor proxy proposals just as they monitor other corporate events affecting the companies in which the Fund invests.

15

In the event that a vote presents a conflict of interest between the interests of the Fund and the Friess Companies, the Friess Companies will defer to the recommendations of Institutional Shareholder Services Inc..   A brief description of the recommendations of Institutional Shareholder Services Inc. is set forth below.

The Institutional Shareholder Services Inc. proxy voting guidelines generally call for voting FOR:

•	Proposals to ratify auditors

•	Proposals to repeal classified boards and to elect all directors annually

•	Proposals asking that a majority or more of directors be independent

•	Proposals asking that audit, compensation and/or nominating committees be composed exclusively of independent directors

•	Proposals to allow or make easier shareholder action by written consent

•	Proposals that remove restrictions on the right of shareholders to act independently of management

•	Proposals to lower supermajority vote requirements

•	Proposals to adopt confidential voting

•	Proposals asking a company to submit its poison pill for shareholder ratification

The Institutional Shareholder Services Inc. proxy voting guidelines generally call for voting AGAINST:

•	Proposals to classify the board of directors

•	Proposals to restrict or prohibit shareholder ability to take action by written consent

•	Proposals to restrict or prohibit shareholder ability to call special meetings

•	Proposals to require a supermajority vote

•	Proposals to eliminate cumulative voting

The Institutional Shareholder Services Inc. proxy voting guidelines generally call for voting on a case-by-case basis on:

•	Proposals to elect directors in uncontested elections ( Institutional Shareholder Services Inc. considers independence, attendance, long-term company performance and a number of other factors)

16

•
Proposals requiring that the positions of chairman and chief executive officer be held by different persons.  ( Institutional Shareholder Services Inc. looks to see if the company has governance structures in place that counterbalance a combined position)

•	Proposals to elect directors in contested elections ( Institutional Shareholder Services Inc. evaluates each side’s qualifications, track record and proposals)

•	Proposals to redeem or ratify a poison pill

•	Proposals for a merger or other corporate restructuring ( Institutional Shareholder Services Inc. considers pricing, strategic rationale and the negotiating process)

•	Proposals for reincorporation ( Institutional Shareholder Services Inc. considers both financial and corporate governance concerns)

•	Proposals to increase authorized common stock and to create dual class common stock ( Institutional Shareholder Services Inc. considers the financial and voting implications)

•
Proposals to approve compensation plans ( Institutional Shareholder Services Inc. considers a number of factors that primarily focus on the level of transfer of shareholder wealth and voting power dilution)

PRINCIPAL SHAREHOLDERS

Set forth below are the names and addresses of all holders of the Fund’s shares who as of January 1, 2013 owned beneficially or of record more than 5% of the Fund’s then outstanding shares, as well as the number of shares of the Fund beneficially owned by all officers and directors of the Company as a group.

Name and Address	Percentage Ownership

Foster S. Friess and Lynnette E. Friess Ten Ent P.O. Box 9790 Jackson, Wyoming 83002-9790	96.54%
Officers and directors as a group (11 persons)	(1)
(1) Less than one percent.

As a result of their holdings, Foster and Lynnette Friess control the Fund.  Foster and Lynnette Friess own sufficient shares of the Fund to approve or disapprove all matters brought solely before the shareholders of the Fund.

17

Other than the foregoing, the Fund is not aware of any person who, as of January 1, 2013 , owned of record or beneficially 5% or more of the shares of Brandywine Advisors Midcap Growth Fund.

INVESTMENT ADVISER, SUB-ADVISER AND PORTFOLIO MANAGERS

Investment Adviser

The investment adviser to the Fund is Friess Associates, LLC (formerly Friess Associates, Inc.) (the “Adviser”).  Affiliated Managers Group, Inc. (“AMG”) is the managing member of the Adviser.  AMG, Boston, Massachusetts, is a publicly-traded asset management company that holds equity interests in investment management firms.  The Fund’s investment advisory agreement allows the Adviser to delegate some or all of its responsibilities to one or more sub-advisers.  The Adviser furnishes continuous investment advisory services and management to the Fund.  The Adviser supervises and manages the investment portfolio of the Fund and, subject to such policies as the Board of Directors of the Company may determine, directs the purchase or sale of investment securities in the day-to-day management of the Fund’s investment portfolio.  For its services, the Fund pays the Adviser a monthly management fee at the annual rate of 1% of the Fund’s daily net assets.  The Adviser at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment and executive personnel for managing the investments of the Fund and pays salaries and fees of all officers and directors of the Company (except the fees paid to directors who are not interested persons of the Adviser).

During the fiscal years ended September 30, 2012 , 2011, and 2010, the Fund paid the Adviser investment advisory fees of $1,277,510, $1,638,819, and $1,675,198 , respectively.

The Fund pays all of its expenses not assumed by the Adviser including, but not limited to, the costs of preparing and printing its registration statement required under the Securities Act of 1933 and the Act and any amendments thereto, the expense of registering its shares with the Securities and Exchange Commission and in the various states, the printing and distribution cost of prospectuses mailed to existing shareholders, the cost of stock certificates, director and officer liability insurance, reports to shareholders, reports to government authorities and proxy statements, interest charges, brokerage commissions, and expenses incurred in connection with portfolio transactions.  Such expenses may include administrative services performed by the Adviser for which the Adviser will be reimbursed by the Fund. No reimbursement was required during the fiscal years ended September 30, 2012 , 2011, and 2010.

The Fund also pays the fees of directors who are not interested persons of the Adviser, association membership dues, auditing and accounting services, fees and expenses of any custodian or trustees having custody of assets of the Fund, expenses of calculating the Fund’s net asset value and repurchasing and redeeming shares, and charges and expenses of dividend disbursing agents, registrars, and stock transfer agents, including the cost of keeping all necessary shareholder records and accounts and handling any problems related thereto.

The Adviser has undertaken to reimburse the Fund to the extent that the aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions and extraordinary items, exceed that percentage of the average net assets of the Fund for such year, as determined by valuations made as of the close of each business day

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of the year, which is the most restrictive percentage provided by the state laws of the various states in which the Fund’s shares are qualified for sale, or if the states in which the Fund’s shares are qualified for sale impose no such restrictions, 1.95%.  As of the date hereof, no such state law provision was applicable to the Fund.  The Fund monitors its expense ratio at least on a monthly basis.  If the accrued amount of the expenses of the Fund exceeds the applicable expense limitation, the Fund creates an account receivable from the Adviser for the amount of such excess.  In such a situation the monthly payment of the Adviser’s fee will be reduced by the amount of such excess, subject to adjustment month by month during the balance of the Fund’s fiscal year if accrued expenses thereafter fall below this limit.  No reimbursement was required during the fiscal years ended September 30, 2012 , 2011, and 2010.

The investment advisory agreement between the Fund and the Adviser (the “Advisory Agreement”) will remain in effect as long as its continuance is specifically approved at least annually, by (i) the Board of Directors of the Company, or by the vote of a majority (as defined in the Act) of the outstanding shares of the Fund, and (ii) by the vote of a majority of the directors of the Company who are not parties to the Advisory Agreement or interested persons of the Adviser, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement provides that it may be terminated at any time without the payment of any penalty, by the Board of Directors of the Company or by vote of a majority of the applicable Fund’s shareholders, on 60 days written notice to the Adviser, and by the Adviser on the same notice to the Fund and that it shall be automatically terminated if it is assigned.

The Advisory Agreement provides that the Adviser shall not be liable to the Fund or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.  The Advisory Agreement also provides that the Adviser and its officers, directors and employees may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render investment advisory services to others.

Sub-Adviser

The sub-adviser to the Fund is Friess Associates of Delaware, LLC (the “Sub-Adviser”).  AMG is the managing member of the Sub-Adviser.  Pursuant to sub-advisory agreements between the Fund, the Adviser and the Sub-Adviser (“the Sub-Advisory Agreements”), the Sub-Adviser is responsible for managing the investment and reinvestment of the Fund’s assets and will take such steps as may be necessary to implement its investment decisions to the extent such authority has been delegated to it by the Adviser.  Under the Sub-Advisory Agreements, the Sub-Adviser, at its own expense and without reimbursement from the Company or the Fund, shall furnish office space, and all necessary office facilities, equipment and executive personnel for performing the duties delegated to it.  For its services to the Fund, the Adviser, not the Fund, pays the Sub-Adviser’s fees.

The Sub-Advisory Agreement will remain in effect as long as its continuance is specifically approved at least annually by (i) the Board of Directors of the Company, or by the vote of a majority (as defined in the Act) of the outstanding shares of the Fund, and (ii) by the vote of a majority of the directors of the applicable Company who are not interested parties to the Sub-Advisory Agreement or interested persons of the Sub-Adviser, cast in person at a meeting called for the purpose of voting on such approval.  The Sub-Advisory Agreement provides that it may be terminated at any time without payment of any penalty, by any party

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immediately upon written notice to the other parties in the event of a breach of any provision of the Sub-Advisory Agreement by the party so notified, or otherwise upon giving 30 days written notice to the other parties, and that it shall be automatically terminated if it is assigned.

The Sub-Advisory Agreement provides that the Sub-Adviser shall not be liable to the Fund or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.  The Sub-Advisory Agreement also provides that the Sub-Adviser and its officers, directors and employees may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render investment advisory services to others.

The benefits derived by the Adviser and the Sub-Adviser from soft dollar arrangements are described under the caption “Allocation of Portfolio Brokerage”.

Portfolio Managers

The portfolio managers to the Fund may have responsibility for the day-to-day management of accounts other than the Fund.  Information regarding these other accounts is set forth below.  The number of accounts and assets is shown as of September 30, 2012 .

	Number of Other Accounts Managed and Total Assets by Account Type			Number of Accounts and Total Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

William F. D’Alonzo	4 $1,734.1 million	1 $ 39 million	20 $ 428 million	-- $--	-- $--	-- $--

Scott W. Gates	4 $1,734.1 million	1 $ 39 million	20 $ 428 million	-- $--	-- $--	-- $--

The portfolio managers of the Adviser and the Sub-Adviser are often responsible for managing other accounts.  The Adviser and the Sub-Adviser typically assign accounts with similar investment strategies to the portfolio managers to mitigate the potentially conflicting investment strategies of accounts.  Other than potential conflicts between investment strategies, the side-by-side management of the Fund and other accounts may raise potential conflicts of interest due to the interest held by the Adviser or one of its affiliates or the Sub-Adviser or one of its affiliates, as the case may be, in an account and certain trading practices used by the portfolio managers (for example, cross trades between a Fund and another account and allocation of aggregated trades).  The Adviser and the Sub-Adviser have developed policies and procedures reasonably designed to mitigate those conflicts.  In particular, the Adviser and the Sub-Adviser have adopted policies limiting the ability of portfolio managers to cross securities between funds and policies designed to ensure the fair allocation of securities purchased on an aggregated basis.

With respect to initial public offerings and secondary offerings that are part of a syndicate calendar (collectively “IPOs”) the Adviser and Sub-Adviser use their best efforts to allocate fairly IPOs to all eligible accounts.  When feasible, IPOs are allocated pro rata to all

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eligible accounts.  Such allocations are generally not feasible because IPO allocations are limited and a pro rata allocation would result in extremely small positions held by eligible accounts.  To avoid this result, IPOs are generally allocated to eligible accounts using a rotation system designed to treat equitably all eligible accounts.  The rotation system considers the performance of IPOs previously allocated.

The portfolio managers are compensated in various forms.  The following table outlines the forms of compensation paid to each portfolio manager as of September 30, 2012 .

Name of Portfolio Managers	Form of Compensation	Source of Compensation	Method Used to Determine Compensation (Including Any Differences in Method Between Account Types)

William F. D’Alonzo	Salary/Bonus	Adviser/Sub-Adviser
Mr. D’Alonzo receives a fixed salary from
the Adviser that is set by reference to
industry standards.  He also receives an
annual bonus based on the growth of client
assets managed by the Adviser and its
resulting revenue.

Scott W. Gates	Salary/Bonus	Adviser/Sub-Adviser
Mr. Gates receives a fixed salary from the
Adviser that is set by reference to industry
standards.  He also receives an annual
subjective bonus based solely on the overall
profitability of the Adviser after taxes for the
prior fiscal year.

The following table sets forth the dollar range of equity securities of the Fund beneficially owned by each of the portfolio managers as of September 30, 2012.

Name of Portfolio Managers	Dollar Range of Equity Securities of Brandywine Advisors Midcap Growth Fund

William F. D’Alonzo	$100,001 - $500,000

Scott W. Gates	None

SERVICE AGREEMENTS

U.S. Bancorp Fund Services, LLC, (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as administrator and accountant to the Fund pursuant to an administration agreement and an accounting agreement (the “Agreements”).  USBFS provides certain administrative and accounting services to the Fund, including, among other responsibilities, preparing financial statements, excise tax returns and reports required by the Securities and Exchange Commission; coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of the Fund’s independent contractors and agents; arranging for the computation of performance data, including net asset value; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, USBFS does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.  Pursuant to the Agreements, as compensation for its services, USBFS receives from the Fund complex (Brandywine Fund, Brandywine Blue Fund,

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Brandywine Advisors Midcap Growth Fund) a single fee based on the Funds’ aggregate current average daily net assets subject to a $40,000 per Fund annual minimum.   USBFS also is entitled to certain out-of-pocket expenses.  USBFS, the Transfer Agent and Custodian are affiliated entities under the common control of USBFS.  For the fiscal years ended September 30, 2012 , 2011 and 2010, the Fund paid USBFS $41,333 per year , respectively.

The Agreements have initial terms of three years.  Subsequent to the initial three-year terms, the Agreements may be terminated by either party upon giving 90 days prior written notice to the other party or such shorter period as is mutually agreed upon by the parties.  Notwithstanding the foregoing, the Agreements may be terminated by any party upon the breach of the other party of any material term of the Agreements if such breach is not cured within 15 days of notice of such breach to the breaching party.  The Agreements also provide that the administrator shall not be liable for any error of judgment or mistake of law except a loss arising out of or relating to its refusal or failure to comply with the terms of the Agreements or from its bad faith, negligence or willful misconduct in the performance of its duties under the Agreements.

DISTRIBUTOR

Quasar Distributors, LLC (the “Distributor”), a registered broker-dealer, acts as the principal underwriter in connection with the continuous offering of the shares of the Funds pursuant to a Distribution Agreement.  The address of the Distributor is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.  The Distributor, Administrator, Transfer Agent and Custodian are affiliated companies.  The Distributor offers shares of the Funds as agent on a best efforts basis and is not obligated to sell any specific amount of shares.

Continuance of the Distribution Agreement with respect to each Fund is subject to annual approval by vote of the Directors, including a majority of the Directors who are not “interested persons” of the Funds.  The Funds and the Distributor each have the right to terminate the Distribution Agreement on 60 days prior written notice, without penalty.  The Distribution Agreement will terminate automatically in the event of its assignment, as defined in the 1940 Act and the rules thereunder.

DETERMINATION OF NET ASSET VALUE

The net asset value of the Fund will normally be determined as of the close of trading on each day the New York Stock Exchange is open for trading.  The New York Stock Exchange is generally open for trading Monday through Friday except New Year’s Day, Dr. Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  Additionally, if any of the aforementioned holidays falls on a Saturday, the New York Stock Exchange will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the New York Stock Exchange will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.  The New York Stock Exchange also may be closed on national days of mourning or in the case of certain emergencies .

The net asset value (or “price”) per share of the Fund is determined by dividing the total value of the Fund’s investments and other assets less any liabilities, by the number of its

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outstanding shares.  In calculating the Fund’s net asset value, securities that are listed on a national securities exchange (other than The NASDAQ OMX Group, Inc., referred to as NASDAQ) are valued at the last sale price on the day the valuation is made.  Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market, are valued at the Nasdaq Official Closing Price.  Securities price information on listed stocks is taken from the exchange where the security is primarily traded.  Securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid prices.  Other securities will generally be valued at the most recent bid price if market quotations are readily available.  Debt securities (other than short term instruments) are valued at the latest bid prices furnished by independent pricing services.

The Fund values most money market instruments it holds at their amortized cost.  If market quotations are not available, the Fund will value securities at their fair value pursuant to procedures established by and under the supervision of the Board of Directors.  The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale.  The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value.  Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange.

DISTRIBUTION OF SHARES

The Fund has adopted a Service and Distribution Plan (the “Plan”) in anticipation that the Fund will benefit from the Plan through increased sales of shares, thereby reducing the Fund’s expense ratio and providing the Adviser with greater flexibility in management.  The Plan provides that the Fund may incur certain costs which may not exceed a maximum amount equal to 0.25% per annum of the Fund’s average daily net assets.  Payments made pursuant to the Plan may only be used to pay distribution expenses incurred in the current year.  Amounts paid under the Plan by the Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund, including but not limited to, advertising, compensation for sales and sales marketing activities of financial institutions and others, such as dealers or distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders, and the printing and mailing of sales literature.  Distribution expenses may be authorized by the officers of the Company or the Fund’s distributor.  To the extent any activity financed by the Plan is one which the Fund may finance without a 12b-1 plan, the Fund may also make payments to finance such activity outside of the Plan and not be subject to its limitations.

The Plan may be terminated by the Fund at any time by a vote of the directors of the Company who are not interested persons of the Company and who have no direct or indirect financial interest in the Plan or any agreement related thereto (the “Rule 12b-1 Directors”) or by a vote of a majority of the outstanding shares of the Fund.  Messrs. Jackson, McFarland, Wynne, Wren and Zug are currently the Rule 12b-1 Directors.  Any change in the Plan that would materially increase the distribution expenses of the Fund provided for in the Plan requires approval of the shareholders of the Fund and the Board of Directors, including the Rule 12b-1 Directors.

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While the Plan is in effect, the selection and nomination of directors who are not interested persons of the Company will be committed to the discretion of the directors of the Company who are not interested persons of the Company.  The Board of Directors of the Company must review the amount and purposes of expenditures pursuant to the Plan quarterly as reported to it by a distributor, if any, or officers of the Company.  The Plan will continue in effect for as long as its continuance is specifically approved at least annually by the Board of Directors, including the Rule 12b-1 Directors.  During the fiscal year ended September 30,  2012 , the Fund incurred distribution costs of $ 56,678 under the Plan. Of this amount, $ 4,611 was spent on advertising and promotional expenses, $ 8,404 was spent on printing and mailing of prospectuses to other than current shareholders, $ 28,068 was paid to broker-dealers, and $ 15,595 was paid to Quasar Distributors, LLC.

PURCHASE OF SHARES

The Fund has adopted procedures pursuant to Rule 17a-7 under the Act pursuant to which the Fund may effect a purchase and sale transaction with an affiliated person of the Fund (or an affiliated person of such an affiliated person) in which the Fund issues its shares in exchange for securities of a character which is a permitted investment for the Fund.  For purposes of determining the number of shares of the Fund to be issued, the securities to be exchanged will be valued in accordance with the requirements of Rule 17a-7.   The Fund will only effect a Rule 17a-7 transaction with an affiliated person of the Fund who is an affiliate solely by reason of having a common investment adviser, common portfolio manager, common directors and/or common officers.

AUTOMATIC INVESTMENT PLAN

Shareholders wishing to invest fixed dollar amounts in the Fund monthly or quarterly can make automatic purchases in amounts of $250 or more on any day they choose by using the Fund’s Automatic Investment Plan.  If such day is a weekend or holiday, such purchase shall be made on the next business day.  There is no service fee for participating in this Plan.  To use this service, the shareholder must authorize the transfer of funds from their checking account or savings account by completing the Automatic Investment Plan application included as part of the share purchase application.  Additional application forms may be obtained by calling the Fund at 1-877-636-6460.  The Automatic Investment Plan must be implemented with a financial institution that is a member of the Automated Clearing House Network.  The Fund reserves the right to suspend, modify or terminate the Automatic Investment Plan without notice.  If a bank rejects payment, the Fund’s transfer agent will charge a $25 fee to the shareholder’s account.

Shareholders should notify the transfer agent, USBFS, of any changes to their Automatic Investment Plan at least five calendar days prior to the effective date.  The Fund is unable to debit mutual fund or “pass through” accounts.  The Automatic Investment Plan is designed to be a method to implement dollar cost averaging.  Dollar cost averaging is an investment approach providing for the investment of a specific dollar amount on a regular basis thereby precluding emotions dictating investment decisions.  Dollar cost averaging does not insure a profit nor protect against loss.

REDEMPTION OF SHARES

A shareholder’s right to redeem shares of the Fund will be suspended and the shareholder’s right to payment postponed for more than seven days for any period during which

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the New York Stock Exchange is closed because of financial conditions or any other extraordinary reason and may be suspended for any period during which (a) trading on the New York Stock Exchange is restricted pursuant to rules and regulations of the Securities and Exchange Commission, (b) the Securities and Exchange Commission has by order permitted such suspension or (c) such emergency, as defined by rules and regulations of the Securities and Exchange Commission, exists as a result of which it is not reasonably practicable for the Fund to dispose of its securities or to determine fairly the value of its net assets.

ABANDONED PROPERTY

It is important that the Fund maintain a correct address for each investor.  An incorrect address may cause an investor’s account statements and other mailings to be returned to the Fund.  Based upon statutory requirements for returned mail, the Fund will attempt to locate the investor or rightful owner of the account.  If the Fund is unable to locate the investor, then it will determine whether the investor's account has legally been abandoned.  The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  The investor’s last known address of record determines which state has jurisdiction.

SYSTEMATIC WITHDRAWAL PLAN

The Fund has available to shareholders a Systematic Withdrawal Plan, pursuant to which a shareholder who owns shares of the Fund worth at least $10,000 at current net asset value may provide that a fixed sum will be distributed to him or her at regular intervals.  To participate in the Systematic Withdrawal Plan, a shareholder must complete an application, which may be obtained from USBFS.  The Systematic Withdrawal Plan does not apply to shares of the Fund held in Individual Retirement Accounts or retirement plans.

There is no minimum withdrawal payment.  These payments will be made from the proceeds of periodic redemption of Fund shares in the account at net asset value.  Redemptions will be made on such day (no more than monthly) as a shareholder chooses or, if that day is a weekend or holiday, on the next business day.  When participating in the Systematic Withdrawal Plan, shareholders should elect to have all income dividends and capital gains distributions payable by the Fund on shares held in such account reinvested into additional Fund shares at net asset value.  This election can be made at the time of application or can be changed at any time.  The shareholder may deposit additional shares in his or her account at any time.

Withdrawal payments cannot be considered as yield or income on the shareholder’s investment, since portions of each payment will normally consist of a return of capital.  Depending on the size or the frequency of the disbursements requested, and the fluctuation in the value of the Fund’s portfolio, redemptions for the purpose of making such disbursements may reduce or even exhaust the shareholder’s account.

The shareholder may vary the amount or frequency of withdrawal payments, temporarily discontinue them, or change the designated payee or payee’s address, by notifying USBFS in writing.  The shareholder also may vary the amount or frequency of withdrawal payments or temporarily discontinue them by notifying USBFS by telephone at 1-877-636-6460 or 414-765-4124.  Shareholders should notify the transfer agent, USBFS, of any changes to their

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Systematic Withdrawal Plan at least five calendar days prior to the effective date.  The transfer agent is unable to debit mutual fund or “pass through” accounts.

ALLOCATION OF PORTFOLIO BROKERAGE

Decisions to buy and sell securities for the Fund are made by the Adviser or Sub-Adviser (references to the Adviser in this discussion on allocation of portfolio brokerage shall be deemed to include the Sub-Adviser, as applicable).  In placing purchase and sale orders for portfolio securities for the Fund, it is the policy of the Adviser to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided, as described in this and the following paragraph.  In selecting brokers to effect portfolio transactions, the determination of what is expected to result in best execution at the most favorable price involves a number of largely judgmental considerations.  Among these are the Adviser’s evaluation of the broker’s efficiency in executing and clearing transactions, block trading capability (including the broker’s willingness to position securities) and the broker’s financial strength and stability.  The most favorable price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any.  Over-the-counter securities may be purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price (i.e. “markups” when the market maker sells a security and “markdowns” when the market maker buys a security).  However, in many instances, the Adviser feels that better prices are available from non-principal market makers who are paid commissions directly.  While some brokers with whom the Fund effects portfolio transactions may recommend the purchase of the Fund’s shares, the Adviser will not allocate portfolio brokerage on the basis of recommendations by the broker to purchase shares of the Fund.

In allocating brokerage business for the Fund, the Adviser also takes into consideration the research, analytical, statistical and other information and services provided by the broker, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm’s analysts (or analysts of other firms retained by the broker) for consultation.

Entities or individuals providing these consulting services range from large full service brokerage firms to single person consultant firms. In return for these research services, the Adviser directs a portion of the Fund’s brokerage business to firms employing the persons providing the consulting services or to brokerage firms that contract with the individual or entity providing such services. The entities or individuals providing consulting services are compensated by their brokerage firms or by the brokerage firms with which they contract.  They have no claims for, or rights to, compensation, employee benefits or other forms of remuneration from the Adviser.  Individuals providing consulting services may or may not be registered broker-dealers or investment advisers themselves and may not be licensed investment adviser representatives or registered representatives. (For example, they may simply work for a full service brokerage firm.)  They may be generalists providing advice about many industries, or specialists knowledgeable about a niche in a single industry.  They may or may not provide consulting services to investment advisers other than the Adviser.  The Adviser endeavors to build and maintain rapport with the individuals providing consulting services in order to more effectively serve the Adviser’s clients.  These individuals may be granted limited access to the Adviser’s research database and a company-wide list of holdings (but not individual client

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portfolios) so that they are better prepared to render advice and to avoid duplication of investment research efforts.

While the Adviser believes these services have substantial value, they are considered supplemental to the Adviser’s own efforts in the performance of its duties under the Advisory Agreement.  Other clients of the Adviser may indirectly benefit from the availability of these services to the Adviser, and the Fund may indirectly benefit from services available to the Adviser as a result of transactions for other clients.  The Advisory Agreement provides that the Adviser may cause a Fund to pay a broker which provides brokerage and research services to the Adviser a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting the transaction, if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of brokerage and research services provided by the executing broker viewed in terms of either the particular transaction or the Adviser’s overall responsibilities with respect to the Fund and the other accounts as to which it exercises investment discretion.

During the fiscal years ended September 30, 2012, 2011, and 2010, the Fund paid brokerage commissions of $649,014 on transactions for which brokerage commissions were paid of $662,025,177 , $756,561 on transactions for which brokerage commissions were paid of $810,152,824, and $846,628 on transactions for which brokerage commissions were paid of $717,961,280, respectively.  Of the brokerage commissions paid by the Fund in the fiscal year ended September 30, 2012 , all but $5,673 on transactions for which brokerage commissions were paid of $ 7,498,727 were paid to brokers who provided research services to the Adviser.

CUSTODIAN

U.S. Bank, N.A., Custody Operations, 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212, acts as custodian for the Fund.  As such, U.S. Bank, N.A. holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Company.  U.S. Bank, N.A. does not exercise any supervisory function over the management of the Fund, the purchase and sale of securities or the payment of distributions to shareholders.  USBFS, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, an affiliate of U.S. Bank, N.A., acts as the Fund’s transfer agent and dividend disbursing agent.

TAXES

Set forth below is a summary of certain United States federal income tax considerations applicable to the Fund and the purchase, ownership and disposition of shares. This discussion does not purport to be a complete description of the income tax considerations that may be applicable to an investment in the Fund.  For example, this summary does not discuss certain tax considerations that may be relevant to non U.S. holders or holders who are subject to special rules under the Internal Revenue Code (the “Code”), including shareholders subject to the alternative minimum tax, tax-exempt organizations, certain financial institutions, dealers in securities, and pension plans and trusts.  In addition, this summary does not discuss any aspect of U.S. estate or gift tax or foreign, state, or local taxes.

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Taxation of the Fund

The Fund has elected to be treated, has qualified, and intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.   To qualify as a regulated investment company, the Fund must comply with certain requirements of the Code relating to, among other things, the sources of its income and the diversification of its assets.  If the Fund so qualifies as a regulated investment company and distributes to its shareholders at least 90% of its investment company taxable income (generally including ordinary income and net short-term capital gain), it will not be subject to U.S. federal income tax on its investment company taxable income (including net short-term capital gain, if any), realized during any fiscal year, or on its net capital gain realized during any fiscal year, to the extent that it distributes such income and gain to the Fund’s shareholders. If the Fund fail ed to qualify as a regulated investment company under Subchapter M in any fiscal year, it would be treated as a corporation for federal income tax purposes and as such, the Fund (but not its shareholders) would be required to pay income taxes on the Fund’s net investment income and net realized capital gains, if any, at the rates generally applicable to corporations, whether or not the Fund distributed such income or gains.  In addition , d istributions to the Fund’s shareholders, whether from the Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of accumulated earnings and profits of the Fund.

As a regulated investment company, the Fund is generally not allowed to utilize any net operating loss realized in a taxable year in computing investment company taxable income in any prior or subsequent taxable year.  The Fund may, however, carry forward capital losses in excess of capital gains (“net capital losses”) from a taxable year to offset capital gains, if any, realized in a subsequent taxable year, subject to certain limitations.  If the net capital losses were incurred in a taxable year beginning on or before December 22, 2010 (“pre-2011 capital losses”), such capital losses may be carried forward eight taxable years and in the year to which they are carried forward, such losses are treated as short-term capital losses that offset short-term capital gains and then offset long-term capital gains.  Net capital losses incurred in taxable years beginning after December 22, 2010 (“post-2010 capital losses”) may be carried foward for an unlimited period, but will be required to be utilized prior to pre-2011 capital losses, which carry an expiration date.  As a result of this ordering rule, pre-2011 capital loss carryforwards could expire unused if capital gains in excess of post-2010 capital losses are insufficient to absorb the pre-2011 capital losses prior to their expiration.   Additionally, post- 2010 capital losses retain their character as either short-term or long-term capital losses rather than being considered all short-term as required for pre-2011 capital losses .

As of September 30, 2012, the Fund had $44,128,833 of pre-required for pre-2011 capital loss carryovers expiring in varying amounts through 2018 and $6,162,865 of short-term post-2010 enactment capital loss carryovers.  To the extent the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryover, subject to the ordering rules described above and the possible expiration of the pre-2011 capital loss carryovers.

The Fund will be subject to income tax at regular corporate rates on any taxable income or gains that it does not distribute to its shareholders.   The Fund intends to distribute substantially all of its net investment income and net capital gains each fiscal year.

The Code imposes a 4% nondeductible excise tax on the Fund to the extent the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its

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ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year.  In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any under-distribution or over-distribution, as the case may be, from the previous year.  While the Fund intends to distribute any income and capital gain in the manner necessary to minimize imposition of the 4% nondeductible excise tax, there can be no assurance that sufficient amounts of the Fund’s taxable income and capital gain will be distributed to avoid entirely the imposition of the excise tax.  In that event, the Fund will be liable for the excise tax only on the amount by which it does not meet the foregoing distribution requirement.

Taxation of Shareholders

Dividends from the Fund’s net investment income, including short-term capital gains, are taxable to shareholders as ordinary income (although a portion of such dividends may be taxable to shareholdres at the lower rate applicable to dividend income), while distributions from the Fund’s net realized long-term capital gains are taxable as long-term capital gains regardless of the shareholder’s holding period for the shares.  Distributions from the Fund are taxable to shareholders, whether received in cash or in additional Fund shares.   In the case of domestic corporate shareholders, a portion of the income distributions of the Fund may be eligible for the 70% dividends-received deduction.

Any dividend or capital gains distribution paid shortly after a purchase of Fund shares will have the effect of reducing the per share net asset value of such shares by the amount of the dividend or distribution.   Even if the net asset value of the Fund shares immediately after a dividend or distribution is less than the cost of such shares to the shareholder so that the dividend or distribution is the economic equivalent of a return of capital to the shareholder , the dividend or distribution will be taxable to the shareholder.

Redemptions of shares will generally result in a capital gain or loss for income tax purposes for shareholders who hold such shares for investment .  Such capital gain or loss will be long term or short term, depending upon the shareholder’s holding period in the redeemed shares .  However, if a loss is realized on shares held for six months or less, and the shareholder received a capital gain distribution during that period, then such loss is treated as a long-term capital loss to the extent of the capital gain distribution received. Any loss realized on a sale or exchange will be disallowed to the extent that shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the original shares.  In that case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

In addition to reporting gross proceeds from redemptions, exchanges or other sales of mutual fund shares, federal law requires mutual funds, such as the Fund, to report to the IRS and shareholders the “cost basis” of shares acquired by shareholders on or after January 1, 2012 (“covered shares”) that are redeemed, exchanged or otherwise sold on or after such date.  These requirements generally do not apply to investments through a tax−deferred arrangement or to certain types of entities (such as C corporations).  S corporations, however, are not exempt from these new rules.

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Please note that if a shareholder is a C corporation, unless the shareholder has previously notified the Fund in writing that it is a C corporation, the shareholder must complete a new Form W−9 exemption certificate informing the Fund of such C corporation status or the Fund will be obligated to presume that the shareholder is an S corporation and to report the cost basis of covered shares that are redeemed, exchanged or otherwise sold after January 1, 2012 to the IRS and to the shareholder pursuant to these rules.  Also, if a shareholder holds Fund shares through a broker (or another nominee), the shareholder should contact that broker (nominee) with respect to the reporting of cost basis and available elections for the shareholder’s account.

If a shareholder holds Fund shares directly, the shareholder may request that the shareholder’s cost basis be calculated and reported using any one of a number of IRS−approved alternative methods.  A shareholder should contact the Fund to make, revoke or change the shareholder’s election.  If a shareholder does not affirmatively elect a cost basis method, the Fund will use the average cost basis method as its default method for determining the shareholder’s cost basis.

Shareholders should note that they will continue to be responsible for calculating and reporting the tax basis, as well as any corresponding gains or losses, of Fund shares purchased prior to January 1, 2012 and subsequently redeemed, exchanged or sold.  Shareholders are encouraged to consult with their tax advisors regarding the application of the new cost basis reporting rules to them and, in particular, which cost basis calculation method they should elect.  In addition, because the Fund is not required to, and in many cases does not possess the information to, take into account all possible basis, holding period or other adjustments into account in reporting cost basis information to shareholders, shareholders also should carefully review the cost basis information provided to them by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax return.

The Fund may be required to withhold Federal income tax at a current rate of 28% (“backup withholding”) from dividend payments and redemption proceeds if a shareholder fails to furnish the Fund with his or her social security or other tax identification number and certify under penalty of perjury that such number is correct and that he is not subject to backup withholding due to the underreporting of income.  The certification form is included as part of the share purchase application and should be completed when the account is opened.

Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions.

This section is not intended to be a complete discussion of present or proposed federal income tax laws and the effects of such laws on an investor.  Investors are urged to consult their own tax advisers for a complete review of the tax ramifications of an investment in the Fund.

SHAREHOLDER MEETINGS

The Maryland General Corporation Law permits registered investment companies, such as the Company, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Act.  The Company has adopted the appropriate provisions in its Bylaws and may, at its discretion, not hold an annual

30

meeting in any year in which the election of directors is not required to be acted on by shareholders under the Act.

The Company’s Bylaws also contain procedures for the removal of directors by its shareholders.  At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors.

Upon the written request of the holders of shares entitled to not less than ten percent (10%) of all the votes entitled to be cast at such meeting, the Secretary of the Company shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any director.  Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least one percent (1%) of the total outstanding shares, whichever is less, shall apply to the Company’s Secretary in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting as described above and accompanied by a form of communication and request which they wish to transmit, the Secretary shall within five business days after such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of such Company; or (2) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request.

If the Secretary elects to follow the course specified in clause (2) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the Securities and Exchange Commission, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Board of Directors to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

After opportunity for hearing upon the objections specified in the written statement so filed, the Securities and Exchange Commission may, and if demanded by the Board of Directors or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them.  If the Securities and Exchange Commission shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the Securities and Exchange Commission shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

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CAPITAL STRUCTURE

Brandywine Blue Fund, Inc. has authorized capital of 1,000,000,000 shares of common stock, of which 500,000,000 shares have been allocated to Brandywine Blue Fund and 500,000,000 shares have been allocated to Brandywine Advisors Midcap Growth Fund.  Each outstanding share entitles the holder to one vote.  Generally shares are voted in the aggregate and not by each Fund, except where class voting by each Fund is required by Maryland law or the Act (e.g., change in fundamental investment policy or approval of an investment advisory agreement).

The shares of each of Brandywine Advisors Midcap Growth Fund and Brandywine Blue Fund have the same preferences, limitations and rights, except that all consideration received from the sale of shares of each Fund, together with all income, earnings, profits and proceeds thereof, belong to that Fund and are charged with the liabilities in respect to that Fund and of that Fund’s share of the general liabilities of the Company in the proportion that the total net assets of the Fund bears to the total net assets of both Funds.  The net asset value per share of each Fund is based on the assets belonging to that Fund less the liabilities charged to that Fund, and dividends are paid on each Fund only out of lawfully available assets belonging to that Fund.  In the event of liquidation or dissolution of the Company, the shareholders of each Fund will be entitled, out of the assets of the Company available for distribution, to the assets belonging to such Fund.

There are no conversion or sinking fund provisions applicable to the shares of either Fund.  Shares of each Fund have no preemptive, conversion, subscription or cumulative voting rights.  Consequently, the holders of more than 50% of the Company’s shares voting for the election of directors can elect the entire Board of Directors, and in such event, the holders of the remaining shares voting will not be able to elect any person to the Board of Directors.

The shares of each Fund are redeemable and transferable.  All shares issued and sold by the Funds will be fully paid and nonassessable.  Fractional shares have the same rights proportionately as full shares.

The Company will not issue certificates evidencing shares of Brandywine Advisors Midcap Growth Fund.  Each shareholder’s account will be credited with the number of shares purchased, relieving such shareholders of responsibility for safekeeping of certificates and the need to deliver them upon redemption.  Written confirmations are issued for all purchases of shares of Brandywine Advisors Midcap Growth Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1800, Milwaukee, Wisconsin 53202, currently serves as the independent registered public accounting firm for the Fund.  PricewaterhouseCoopers LLP is responsible for auditing the financial statements of the Fund.

DESCRIPTION OF SECURITIES RATINGS

The Fund may invest in publicly distributed debt securities assigned one of the three highest ratings of either Standard & Poor’s Corporation (“Standard & Poor’s”) or Moody’s

32

Investors Service, Inc. (“Moody’s”).  A brief description of the ratings symbols and their meanings follows.

Standard & Poor’s Corporation Bond Ratings.  A Standard & Poor’s corporate debt rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation.  It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources it considers reliable.  Standard & Poor’s does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information.  The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I.  Likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

II.  Nature of and provisions of the obligation; and

III.  Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

The issue ratings definitions are expressed in terms of default risk.  As such, they pertain to senior obligations of an entity, Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy.

AAA - Debt rated AAA has the highest rating assigned by Standard & Poor’s.  Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in the higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Moody’s Investors Service, Inc. Bond Ratings.  Moody’s ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed.

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Aaa - Bonds which are rated Aaa are judged to be the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”  Interest payments are protected by a large, or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations; (i.e., they are neither highly protected nor poorly secured).  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Moody’s applies numerical modifiers 1, 2 and 3 in each of the foregoing generic rating classifications.  The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

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PART C

OTHER INFORMATION

Item 28	Exhibits
(a)(i)	Registrant’s Articles of Incorporation, as amended (1)
(a)(ii)	Articles Supplementary (3)
(a)(iii)	Articles Supplementary (3)
(a)(iv)	Articles of Amendment (changing name of Advisors Fund) (7)
(a)(v)	Articles Supplementary (increasing authorized shares) (7)
(b)	Registrant’s By-Laws as amended (1)
(c)	None
(d)(i)	Investment Advisory Agreement dated October 31, 2001 (Brandywine Blue Fund) (4)
(d)(ii)	Sub-Advisory Agreement dated October 31, 2001 (Brandywine Blue Fund) (4)
(d)(iii)	Investment Advisory Agreement dated October 31, 2001 (Brandywine Advisors Fund) (4)
(d)(iv)	Sub-Advisory Agreement dated October 31, 2001 (Brandywine Advisors Fund) (4)
(e)(i)	Distribution Agreement with Quasar Distributors, LLC dated October 25, 2000 (Brandywine Advisors Fund) – (8)
(e)(ii)	Amendment to Distribution Agreement dated February 1, 2006 (Brandywine Advisors Fund) – (8)
(e)(iii)	Second Amendment to Distribution Agreement dated October 3, 2011 (Brandywine Advisors Fund and Brandywine Blue Fund)(10)
(f)	None
(g)(i)	Custodian Agreement with U.S. Bank N.A. dated March 25, 2004 – (8)
(g)(ii)	Amendment to Custodian Agreement dated March 16, 2006 (6)
(g)(iii)	Amendment to Custodian Agreement dated October 1, 2012 – Filed herewith
(h)(i)	Fund Administration Agreement with U.S. Bancorp Fund Services, LLC dated October 1, 2009 – (8)
(h)(ii)	Fund Accounting Agreement with U.S. Bancorp Fund Services, LLC dated October 1, 2009 – (8)
(h)(iii)	Transfer Agent Agreement with First Wisconsin Trust Company (predecessor to US Bancorp Fund Services, LLC) dated January 24, 1990 (Brandywine Blue Fund) (1)
(h)(iv)	Amendment to Transfer Agent Agreement dated October 31, 2000 (3)
(h)(v)	Amendment to Transfer Agent Agreement dated December 16, 2003 – (8)
(h)(vi)	Amendment to Transfer Agent Agreement dated March 16, 2006 (6)
(h)(vii)	Addendum to Transfer Agent Agreement dated June 29, 2009 – (8)
(h)(viii)	Power of Attorney dated December 6, 2010(9)
(h)(ix)	Power of Attorney for Stephen M. Wynne dated January 24, 2012(10)
(h)(x)	Power of Attorney for J. Gordon Kaiser dated January 25, 2012(10)
(i)	Opinion of Foley & Lardner LLP, counsel for Registrant – Filed herewith
(j)(i)	Consent of PricewaterhouseCoopers LLP (Brandywine Blue Fund) – Filed herewith.
(j)(ii)	Consent of PricewaterhouseCoopers LLP (Brandywine Advisors Fund) – Filed herewith.
(k)	None
(l)	Subscription Agreement (2)
(m)	Service Agreement (Brandywine Advisors Fund) (3)
(n)	None
(p)(i) (p)(ii)	Code of Ethics of Brandywine Fund, Inc., Brandywine Blue Fund, Inc. and Friess Associates, LLC (5) Code of Ethics for Access Persons of Quasar Distributors, LLC(9)

______________________

(1)      Previously filed as an exhibit to Post-Effective Amendment No. 7 to the Registration Statement and incorporated by reference thereto.  Post-Effective Amendment No. 7 was filed on January 15, 1997 and its accession number is 0000897069-97-000011.

(2)      Previously filed as an exhibit to Post-Effective Amendment No. 8 to the Registration Statement and incorporated by reference thereto.  Post-Effective Amendment No. 8 was filed on January 30, 1998 and its accession number is 0000897069-98-000026.

1

(3)           Previously filed as an exhibit to Post-Effective Amendment No. 11 to the Registration Statement and incorporated by reference thereto.  Post-Effective Amendment No. 11 was filed on August 16, 2000 and its accession number is 0000897069-00-000428.

(4)         Previously filed as an exhibit to Post-Effective Amendment No. 15 to the Registration Statement and incorporated by reference thereto.  Post-Effective Amendment No. 15 was filed on January 28, 2002 and its accession number is 0000897069-02-000042.

(5)         Previously filed as an exhibit to Post-Effective Amendment No. 19 to the Registration Statement and incorporated by reference thereto.  Post-Effective Amendment No. 19 was filed on January 27, 2006 and its accession number is 0000897069-06-000199.

(6)         Previously filed as an exhibit to Post-Effective Amendment No. 20 to the Registration Statement and incorporated by reference thereto.  Post-Effective Amendment No. 20 was filed on January 31, 2007 and its accession number is 0000897069-07-000229.

(7)          Previously filed as an exhibit to Post-Effective Amendment No. 22 to the Registration Statement and incorporated by reference thereto.  Post-Effective Amendment No. 22 was filed on January 30, 2009 and its accession number is 0000897069-09-000180.

(8)          Previously filed as an exhibit to Post-Effective Amendment No. 23 to the Registration Statement and incorporated by reference thereto.  Post-Effective Amendment No. 23 was filed on November 25, 2009 and its accession number is 0000894189-09-004044.

(9)       Previously filed as an exhibit to Post-Effective Amendment No. 25 to the Registration Statement and incorporated by reference thereto.  Post-Effective Amendment No. 25 was filed on January 31, 2011 and its accession number is 0000898531-11-000048.

(10)     Previously filed as an exhibit to Post-Effective Amendment No. 27 to the Registration Statement and incorporated by reference thereto.  Post-Effective Amendment No. 27 was filed on January 31, 2012 and its accession number is 0000898531-12-000032.

Item 29.	Persons Controlled by or under Common Control with Registrant

Registrant is controlled by Foster S. Friess and Lynnette E. Friess.  Registrant neither controls any person nor is under common control with any other person.

Item 30.	Indemnification

Pursuant to the authority of the Maryland General Corporation Law, particularly Section 2-418 thereof, Registrant’s Board of Directors has adopted the following bylaw, which is in full force and effect and has not been modified or canceled:

2

Article VII

GENERAL PROVISIONS

Section 7.    Indemnification.

A.  The corporation shall indemnify all of its corporate representatives against expenses, including attorneys’ fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by them in connection with the defense of any action, suit or proceeding, or threat or claim of such action, suit or proceeding, whether civil, criminal, administrative, or legislative, no matter by whom brought, or in any appeal in which they or any of them are made parties or a party by reason of being or having been a corporate representative, if the corporate representative acted in good faith and in a manner reasonably believed to be in or not opposed to the best interests of the corporation and with respect to any criminal proceeding, if he had no reasonable cause to believe his conduct was unlawful provided that the corporation shall not indemnify corporate representatives in relation to matters as to which any such corporate representative shall be adjudged in such action, suit or proceeding to be liable for gross negligence, willful misfeasance, bad faith, reckless disregard of the duties and obligations involved in the conduct of his office, or when indemnification is otherwise not permitted by the Maryland General Corporation Law.

B.  In the absence of an adjudication which expressly absolves the corporate representative, or in the event of a settlement, each corporate representative shall be indemnified hereunder only if there has been a reasonable determination based on a review of the facts that indemnification of the corporate representative is proper because he has met the applicable standard of conduct set forth in paragraph A.  Such determination shall be made:  (i) by the board of directors, by a majority vote of a quorum which consists of directors who were not parties to the action, suit or proceeding, or if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors, not, at the time, parties to the action, suit or proceeding and who were duly designated to act in the matter by the full board in which the designated directors who are parties to the action, suit or proceeding may participate; or (ii) by special legal counsel selected by the board of directors or a committee of the board by vote as set forth in (i) of this paragraph, or, if the requisite quorum of the full board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which directors who are parties to the action, suit or proceeding may participate.

C.  The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall create a rebuttable presumption that the person was guilty of willful misfeasance, bad faith, gross negligence or reckless disregard to the duties and obligations involved in the conduct of his or her office, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

D.  Expenses, including attorneys’ fees, incurred in the preparation of and/or presentation of the defense of a civil or criminal action, suit or proceeding may be paid by the corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in Section 2-418(F) of the Maryland General Corporation Law upon receipt of:  (i) an undertaking by or on behalf of the corporate representative to repay such amount unless it shall ultimately be determined that he or she is entitled to be indemnified by the corporation as authorized in this bylaw; and (ii) a written affirmation by the corporate representative of the corporate representative’s good faith belief that the standard of conduct necessary for indemnification by the corporation has been met.

E.  The indemnification provided by this bylaw shall not be deemed exclusive of any other rights to which those indemnified may be entitled under these bylaws, any agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and

3

administrators of such a person subject to the limitations imposed from time to time by the Investment Company Act of 1940, as amended.

F.  This corporation shall have power to purchase and maintain insurance on behalf of any corporate representative against any liability asserted against him or her and incurred by him or her in such capacity or arising out of his or her status as such, whether or not the corporation would have the power to indemnify him or her against such liability under this bylaw provided that no insurance may be purchased or maintained to protect any corporate representative against liability for gross negligence, willful misfeasance, bad faith or reckless disregard of the duties and obligations involved in the conduct of his or her office.

G.  “Corporate Representative” means an individual who is or was a director, officer, agent or employee of the corporation or who serves or served another corporation, partnership, joint venture, trust or other enterprise in one of these capacities at the request of the corporation and who, by reason of his or her position, is, was, or is threatened to be made, a party to a proceeding described herein.

      Insofar as indemnification for and with respect to liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person or Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Adviser

Incorporated by reference to the Statement of Additional Information for Brandywine Blue Fund pursuant to Rule 411 under the Securities Act of 1933.

Item 32.	Principal Underwriters

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	IronBridge Funds, Inc.
Advisors Series Trust	Jacob Funds, Inc.
Aegis Funds	Jacob Funds II
Aegis Value Fund, Inc.	Jensen Portfolio, Inc.
Allied Asset Advisors Funds	Keystone Mutual Funds
Alpine Equity Trust	Kirr Marbach Partners Funds, Inc.
Alpine Income Trust	Litman Gregory Funds Trust
Alpine Series Trust	LKCM Funds
Artio Global Investment Funds	LoCorr Investment Trust
Artio Select Opportunities Fund, Inc.	Lord Asset Management Trust
Barrett Opportunity Fund, Inc.	MainGate Trust
Brandes Investment Trust	Managed Portfolio Series
Brandywine Blue Fund, Inc.	Matrix Advisors Value Fund, Inc.
Brandywine Fund, Inc.	Merger Fund

4

Bridges Investment Fund, Inc.	Monetta Fund, Inc.
Brookfield Investment Funds	Monetta Trust
Brown Advisory Funds	Nicholas Family of Funds, Inc.
Buffalo Funds	Permanent Portfolio Family of Funds, Inc.
Country Mutual Funds Trust	Perritt Funds, Inc.
Cushing Funds Trust	PRIMECAP Odyssey Funds
DoubleLine Funds Trust	Professionally Managed Portfolios
Empiric Funds, Inc.	Prospector Funds, Inc.
ETF Series Solutions	Provident Mutual Funds, Inc.
Evermore Funds Trust	Purisima Funds
FactorShares Trust	Rainier Investment Management Mutual Funds
First American Funds, Inc.	RBC Funds Trust
First American Investment Funds, Inc.	SCS Financial Funds
First American Strategy Funds, Inc.	Stone Ridge Trust
Glenmede Fund, Inc.	Thompson IM Funds, Inc.
Glenmede Portfolios	TIFF Investment Program, Inc.
Greenspring Fund, Inc.	Trust for Professional Managers
Guinness Atkinson Funds	USA Mutuals
Harding Loevner Funds, Inc.	USFS Funds Trust
Hennessy Funds Trust	Wall Street EWM Funds Trust
Hennessy Funds, Inc.	Wall Street Fund, Inc.
Hennessy Mutual Funds, Inc.	Wexford Trust/PA
Hennessy SPARX Funds Trust	Wisconsin Capital Funds, Inc.
Hotchkis & Wiley Funds	WY Funds
Intrepid Capital Management Funds Trust	YCG Funds

(b)	To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Eric W. Falkeis(1)	Board Member	None
Susan LaFond(1)	Treasurer	None
Teresa Cowan(1)	Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None

(1)This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2)This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3)This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)           Not applicable.

5

Item 33.	Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of U.S. Bancorp Fund Services, LLC and Registrant’s Custodian, Investment Adviser and Distributor as follows:  the documents required to be maintained by paragraphs (4), (5), (6), (7), (10) and (11) of Rule 31a-1(b) will be maintained by U.S. Bancorp Fund Services, LLC at its offices at 615 East Michigan Street, Milwaukee, WI 53202, and all other records will be maintained by the Custodian, U.S. Bank, N.A., 1555 N. River Center Drive, Suite 302, Milwaukee, WI 53202, the Investment Adviser, Friess Associates, P.O. Box 576, Jackson, Wyoming 83001 or the Sub-Adviser, Friess Associates of Delaware, LLC, P.O. Box 4166, Greenville, Delaware  19807, and the Distributor, Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

Item 34.	Management Services

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35.	Undertakings

Registrant undertakes to provide its annual report to shareholders upon request without charge to any recipient of a prospectus.

6

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wilmington and State of Delaware on the 29th day of January, 2013.

BRANDYWINE BLUE FUND, INC.
(Registrant)

By: /s/ William F. D’Alonzo
William F. D’Alonzo, President

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title	Date

/s/ William F. D’Alonzo William F. D’Alonzo	Principal Executive Officer and Director	January 29, 2013

/s/ J. Gordon Kaiser J. Gordon Kaiser	Principal Financial and Accounting Officer	January 29, 2013

/s/ Charles Quentin Sweeting Jackson* Charles Quentin Sweeting Jackson	Director	January 29, 2013

/s/ Stuart A. McFarland* Stuart A. McFarland	Director	January 29, 2013

/s/ Stephen M. Wynne* Stephen M. Wynne	Director	January 29, 2013

/s/ Thomas D. Wren* Thomas D. Wren	Director	January 29, 2013

/s/ James W. Zug*	Director	January 29, 2013
James W. Zug

*By: /s/ William F. D’Alonzo
William F. D’Alonzo Attorney-In-Fact pursuant to Power of Attorney

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EXHIBIT INDEX

Exhibit No.	Exhibit

(g)(iii)	Amendment to the Custodian Agreement

(i)	Opinion of Foley & Lardner LLP, counsel for Registrant

(j)(i)	Consent of PricewaterhouseCoopers LLP (Brandywine Blue Fund)

(j)(ii)	Consent of PricewaterhouseCoopers LLP (Brandywine Advisors Fund)

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